        As Filed with the Securities and Exchange Commission on February 26,1999

                                         Registration Nos. 33-33734 and 811-6057
================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                     -------------------------------------

                                   Form N-1A

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [X]

                    Pre-Effective Amendment No. ___    [_]

                    Post-Effective Amendment No.  20    [X]
                                                 ---

                                    and/or

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]

                                Amendment No. 22                      [X]

                            HSBC MUTUAL FUNDS TRUST
              (Exact Name of Registrant as Specified in Charter)

                    3435 Stelzer Road, Columbus, Ohio 43219
          (Address of Principal Executive Offices)        (Zip Code)

      Registrant's Telephone Number, including Area Code:  (800) 634-2536

                          Steven R. Howard, Secretary
                   Paul, Weiss, Rifkind, Wharton & Garrison,
                    1285 Avenue of the Americas, 23rd Floor
                           New York, New York  10019
                    (Name and Address of Agent for Service)

                          --------------------------
It is proposed that this filing will become effective (check appropriate box):

             __ immediately upon filing pursuant to paragraph (b)

                    ___ on (date) pursuant to paragraph (b)

                 75 days after filing pursuant to paragraph (a)

          [X]  on (April 30,1999) pursuant to paragraph (a) of Rule 485

                          --------------------------


================================================================================

                               Total Pages:  ___
                              Exhibit Index:  ___

                            HSBC MUTUAL FUNDS TRUST
                            -----------------------
                             GROWTH & INCOME FUND
                           INTERNATIONAL EQUITY FUND
                               FIXED INCOME FUND
                          NEW YORK TAX-FREE BOND FUND

                      Registration Statement on Form N-1A

                             CROSS REFERENCE SHEET
                            Pursuant to Rule 495(a)
                       under the Securities Act of 1933

N-1A Item No.                                     Location
-------------                                     --------

Part A                                            Prospectus Caption
------                                            ------------------
Item 1.   Cover Page.......................       Cover Page

Item 2.   Risk/Return Summary; Investments,
          Risks and Performance............       Risk/Return Summary and Fund
                                                  Expenses

Item 3.   Risk/Return Summary
          Fee Table........................       Risk/Return Summary and Fund
                                                  Expenses

Item 4.   Investment Objectives, Principal
          Investment Strategies and Related
          Risks............................       Investment Objectives,
                                                  Strategies and Risks

Item 5.   Management's Discussion of Fund
          Performance......................       Risk/Return Summary and Fund
                                                  Expenses
Item 6.   Management Organization, and
          Capital Structure................       Fund Management

Item 7.   Shareholder Information..........       Shareholder Information

Item 8.   Distribution Arrangements........       Shareholder Information

Item 9.   Financial Highlights Information        Financial Highlights

COVER PAGE
-------------------------------------------------------------------------------

                            HSBC MUTUAL FUNDS TRUST

===============================================================================

                                   ----------
                                   PROSPECTUS
                                   ----------

                                   APRIL 30, 1999



                                   GROWTH AND INCOME FUND

                                   FIXED INCOME FUND

                                   NEW YORK TAX FREE BOND FUND


                                   Managed by HSBC Asset Management Americas,
                                   Inc.



-----------------------------------
Questions?
Call 1-800-634-2536
or your investment representative.
-----------------------------------



                                   The Securities and Exchange Commission has not approved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

                                   An investment in the Fund is not a deposit in the bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.

===============================================================================

      TABLE OF CONTENTS
================================================================================
Carefully review this important section, which summarizes each Fund's investments, risks, past performance, and fees.

               RISK/RETURN SUMMARY AND FUND EXPENSES

               4  GROWTH AND INCOME FUND
               6  FIXED INCOME FUND
               8  NEW YORK TAX FREE BOND FUND
================================================================================
Review this section for information on investment strategies and their risks.

               INVESTMENT OBJECTIVES, POLICIES AND RISKS

               12  GROWTH AND INCOME FUND
               13  FIXED INCOME FUND
               14  NEW YORK TAX FREE BOND FUND
================================================================================
Review this section for details on the people and organizations who oversee the Funds.

               FUND MANAGEMENT

               16  THE INVESTMENT ADVISER
               16  PORTFOLIO MANAGERS
               17  THE DISTRIBUTOR AND ADMINISTRATOR

================================================================================
Review this section for details on how shares are valued, how to purchase, sell and exchange shares, related charges and payments of dividends and distributions.

          SHAREHOLDER INFORMATION

          18  PRICING OF FUND SHARES
          19  PURCHASING AND ADDING TO YOUR SHARES
          23  SELLING YOUR SHARES
          25  GENERAL POLICIES ON SELLING SHARES
          27  DISTRIBUTION ARRANGEMENTS/SALES CHARGES
          28  DISTRIBUTION AND SERVICE (12B-1) FEES
          30  EXCHANGING YOUR SHARES
          31  DIVIDENDS, DISTRIBUTIONS AND TAXES
          31  SERVICE ORGANIZATIONS
================================================================================
          FINANCIAL HIGHLIGHTS

          33
================================================================================
          BACK COVER

          34  WHERE TO LEARN MORE ABOUT THIS FUND

RISK/RETURN SUMMARY AND FUND EXPENSES
================================================================================

The following is a summary of certain key information about the HSBC Mutual Funds. You will find additional information about the Funds, including a detailed description of the risks of an investment in the Fund, after this summary.

The RISK/RETURN SUMMARY describes certain kinds of risks that apply to one or more of the Funds. These risks are:

     . MARKET RISK Risk that the value of a Fund's investments will fluctuate as the stock market fluctuates and that stock prices overall may decline over short or longer-term periods.

     . INTEREST RATE RISK Risk that changes in interest rates will affect the value of a Fund's investments in income-producing or fixed-income or debt securities. Increases in interest rates may cause the value of a Fund's investments to decline.

     . CREDIT RISK Risk that the issuer of a security will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations.

     . SECURITY-SPECIFIC RISK Risk that the issuer will be unable to achieve its earnings or growth expectations.


The RISK/RETURN SUMMARY also includes a bar chart for each Fund showing its annual returns and a table showing its average annual returns. The bar chart and the table provide an indication of the historical risk of an investment in each Fund by showing:

     . changes in the Fund's performance from year to year over 10 years, or if less, the life of the Fund; and

     . how the Fund's average annual returns for one, five, and 10 years (or, if less, the life of the Fund) compare to those of a broad based securities market index.

A Fund's past performance, of course, does not necessarily indicate how it will perform in the future.

FUND EXPENSES include, for all Funds, a Fees and Expenses table and an Expense Example.

Other important things for you to note:

     .    You may lose money by investing in the Funds.

     . Because the value of a Funds' investments will fluctuate with market conditions, so will the value of your investment in a Fund.

RISK/RETURN SUMMARY OF THE GROWTH AND INCOME FUND


INVESTMENT OBJECTIVE               The Fund's investment objective is long-term
                                   growth of capital and current income.

PRINCIPAL INVESTMENT STRATEGIES    The Fund normally invests at least 65% of its
                                   total assets in common stocks, preferred stocks, and convertible securities. The Fund may invest the balance of its assets in various types of fixed income securities and in money market instruments. The Fund will emphasize growth oriented investments that the Adviser believes are attractively valued.

PRINCIPAL INVESTMENT RISKS         The principal risks of investing in the Fund
                                   are market risk, security-specific risk, and credit risk.

WHO MAY WANT TO INVEST?            Consider investing in the Fund if you are:
                                   [_] SEEKING A LONG-TERM GOAL SUCH AS
                                       RETIREMENT
                                   [_] LOOKING TO ADD A GROWTH COMPONENT TO YOUR
                                       PORTFOLIO
                                   [_] WILLING TO ACCEPT HIGHER RISKS OF
                                       INVESTING IN THE STOCK MARKET IN EXCHANGE
                                       FOR POTENTIALLY HIGHER LONG-TERM RETURNS

                                   This Fund will not be appropriate for anyone:
                                   [_] SEEKING MONTHLY INCOME
                                   [_] PURSUING A SHORT-TERM GOAL OR INVESTING
                                       EMERGENCY RESERVES
                                   [_] SEEKING SAFETY OF PRINCIPAL

RISK/RETURN SUMMARY

The bar chart shows changes in the Growth and Income Fund's annual performance over ten years to demonstrate that the Fund's return varied at different times. The table below it compares the Fund's performance over time to that of the S&P 500(R) Composite Index, a widely recognized, unmanaged index of common stocks. Both the chart and table assume reinvestment of dividends and distributions.

If fee waivers or expense reimbursements had not been reflected in both the chart and table, the Fund's performance would have been lower.


                    YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31

                           [BAR CHART APPEARS HERE]

The bar chart above does not reflect the impact of any applicable sales charges or account fees which would reduce returns. The chart, however does include management fees and operating expenses. Of course, past performance does not indicate how the Fund will perform in the future.

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the ten year period shown in the bar chart, the Fund's:

          ----------------------------------------------------------
             BEST QUARTER was up 22.51%, 4/th/ quarter, 1998; and

              WORST QUARTER was down 25.16%, 4/th/ quarter, 1987.
          -----------------------------------------------------------

                               PERFORMANCE TABLE
                              ------------------

          AVERAGE ANNUAL TOTAL RETURNS (for the periods ending December 31, 1998)
                                     Inception Date         Past Year           Past 5 Years         Past 10 Years
                                 ----------------------------------------------------------------------------------
Growth and Income Fund
(includes maximum
5% sales charge)                        6/23/86               20.63%                18.54%                16.07%
-------------------------------------------------------------------------------------------------------------------
S&P 500(R) COMPOSITE INDEX                N/A                 33.35%                20.25%                18.03%
-------------------------------------------------------------------------------------------------------------------
Lipper Growth and Income Fund             N/A                 48.27%                24.24%                18.64%
Index
-------------------------------------------------------------------------------------------------------------------

RISK/RETURN SUMMARY OF THE FIXED INCOME FUND

INVESTMENT OBJECTIVE                    The Fund's investment objective is
                                        generation of high current income
                                        consistent with appreciation of capital.

PRINCIPAL INVESTMENT STRATEGIES         The Fund normally invests at least 65%
                                        of its total assets in fixed income
                                        securities rated at least Baa by Moody's
                                        Investors Service ("Moodys") or BBB by
                                        Standard and Poors Corporation ("S&P")
                                        or securities of comparable quality. The
                                        Fund may invest the balance of its
                                        assets in variable and floating rate
                                        debt securities that meet similar
                                        standards. The Fund will base its
                                        investment selection upon analysis of
                                        prevailing market and economic
                                        conditions.

PRINCIPAL INVESTMENT RISKS              The principal risks of investing in the
                                        Fund are interest rate risk and credit
                                        risk.

WHO MAY WANT TO INVEST?                 Consider investing in the Fund if you
                                        are:
                                        [_] LOOKING TO ADD A MONTHLY INCOME
                                            COMPONENT TO YOUR PORTFOLIO
                                        [_] SEEKING HIGHER POTENTIAL RETURNS
                                            THAN PROVIDED BY MONEY MARKET FUNDS
                                        [_] WILLING TO ACCEPT THE RISKS OF PRICE
                                            AND DIVIDEND FLUCTUATIONS

                                        This Fund will not be appropriate for
                                        anyone:
                                        [_] INVESTING EMERGENCY RESERVES
                                        [_] SEEKING SAFETY OF PRINCIPAL

RISK/RETURN SUMMARY


The bar chart shows changes in the Fixed Income Fund's yearly performance since inception to demonstrate that the Fund has gained and lost value at differing times. The table below it compares the Fund's performance over time to that of the Lehman Brothers Aggregate Bond Index, an unmanaged index generally representative of the bond market as a whole. Both the chart and table assume reinvestment of dividends and distributions.

If fee waivers or expense reimbursements had not been reflected in both the chart and table, the Fund's performance would have been lower.


                    YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31

                         [BAR CHART APPEARS HERE]

The bar chart above does not reflect the impact of any applicable sales charges or account fees which would reduce returns. The chart, however, does include management fees and operating expenses. Of course, past performance does not indicate how the Fund will perform in the future.

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

----------------------------------------------------------------------------
              BEST QUARTER was up 6.03%, 2nd quarter, 1995; and

              WORST QUARTER was down 2.49%, 4/th/ quarter, 1996.
-----------------------------------------------------------------------------

                               PERFORMANCE TABLE
                               ------------------

        AVERAGE ANNUAL TOTAL RETURNS (for the periods ending December 31, 1998)*

                        Inception Date    Past Year     Past 5 Years    Since Inception
                        ------------------------------------------------------------------------
Fixed Income Fund
(includes maximum
 4.75% sales charge)           1/15/93          3.23%           5.55%              6.10%
                      ---------------------------------------------------------------------------
LEHMAN BROTHERS
 AGGREGATE BOND INDEX           6/1/91          9.65%           7.48%              8.49%
--------------------------------------------------------------------------------------------------

*For current performance information, including the Fund's 30-day yield, call 1-800-634-2536.

RISK/RETURN SUMMARY OF THE NEW YORK TAX FREE BOND FUND

INVESTMENT OBJECTIVE                    The Fund's investment objective is a
                                        high level of current income, exempt
                                        from regular Federal, New York State,
                                        and New York City personal income taxes, as is consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES         The Fund invests primarily in municipal
                                        obligations of New York, its cities and
                                        municipalities, or other public
                                        authorities that are exempt from regular federal, New York State, and New York
                                        City income taxes in the opinion of bond counsel to the issuer. The Fund maintains 80% of its net assets in tax-exempt, interest paying municipal obligations that are not subject to the Federal income tax or the Federal alternative minimum tax ("AMT").
                                        Generally, the Fund will invest at least
                                        65% of its total assets in bonds of New
                                        York issuers. The Fund may invest the
                                        balance of its assets in: (i) other New
                                        York municipal obligations, such as
                                        participation certifications, or (ii)
                                        other municipal securities, that are
                                        subject to New York State and New York
                                        City income taxes.

                                        The Fund's Adviser will vary the Fund's
                                        average portfolio maturity and re-
                                        allocate the Fund's assets in response
                                        to actual and expected market and
                                        economic changes.

PRINCIPAL INVESTMENT RISKS              The principal risks of investing in the
                                        Fund are interest rate risk and credit
                                        risk. The Fund's investments also have
                                        municipal market risk, which is the risk that special factors, such as political or legislative changes or uncertainties related to the tax status of municipal securities, may adversely affect the value of municipal securities and have a significant effect on the value of a Fund's investments. Because the Fund invests in a particular state, its investments have the risks that factors affecting New York State could have a specific effect on the Fund's net asset value.

WHO MAY WANT TO INVEST?                 Consider investing in the Fund if you
                                        are:
                                        [_] SEEKING A LONG-TERM GOAL SUCH AS
                                            RETIREMENT
                                        [_] LOOKING TO REDUCE TAXES ON
                                            INVESTMENT INCOME
                                        [_] SEEKING REGULAR MONTHLY TAX FREE
                                            DIVIDENDS

                                        This Fund will not be appropriate for
                                        anyone:
                                        [_] INVESTING THROUGH A TAX-EXEMPT
                                            RETIREMENT PLAN
                                        [_] PURSUING AN AGGRESSIVE HIGH GROWTH
                                            INVESTMENT STRATEGY
                                        [_] SEEKING A STABLE SHARE PRICE

RISK/RETURN SUMMARY

The bar chart shows changes in the New York Tax Free Bond Fund's yearly performance over the past nine years inception to demonstrate that the Fund's value varied at differing times. The table below it compares the Fund's performance over time to that of the Lehman Brothers 7-year Municipal Bond Index, an unmanaged index generally representative of the intermediate municipal bond market. Both the chart and table includes reinvestment of dividends and distributions.

If fee waivers or expense reimbursements had not been reflected in both the chart and table, the Fund's performance would have been lower.

                       PERFORMANCE BAR CHART AND TABLE
                       -------------------------------

                    YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31

                           [BAR CHART APPEARS HERE]

The bar chart above does not reflect the impact of any applicable sales charges or account fees which would reduce returns. The chart, however does include management fees and operating expenses. Of course, past performance does not indicate how the Fund will perform in the future.

You should consider an investment in the Fund as a long-term investment. he Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

-----------------------------------------------------------------------------
             BEST QUARTER was up 5.15%, 2/nd/  quarter, 1992; and

              WORST QUARTER was down 6.15%, 3/rd/ quarter, 1994.
------------------------------------------------------------------------------


                               PERFORMANCE TABLE
                               -----------------

           AVERAGE ANNUAL TOTAL RETURNS (for the periods ending December 31, 1998)*

                                                Past Year      Past 5 Years    Since Inception
                             Inception Date
                             ---------------------------------------------------------------------------
New York Tax Free Bond Fund
(includes maximum
4.75% sales charge)              3/21/89            .98%           3.90%              7.11%
                           -------------------------------------------------------------------------------
LEHMAN BROTHERS 7-YEAR
 MUNICIPAL BOND INDEX           12/31/89           7.67%           6.62%              7.51%
-----------------------------------------------------------------------------------------------------------

* For current performance information, including the Fund's 30-day yield, call 1-800-634-2536.

FEES AND EXPENSES

FEES AND EXPENSES
------------------
AS AN INVESTOR IN THE FUNDS, YOU WILL PAY THE FOLLOWING FEES AND EXPENSES WHEN YOU BUY AND HOLD SHARES.

Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

The Funds' Adviser and Administrator have voluntarily agreed to reduce all or a portion of its fees to increase the net income of that Fund available for distribution as dividends. The voluntary fee reduction will cause a Fund's return to be higher than it would otherwise be without the fee reduction. (See the footnotes to the Fee Table below.)


   Shareholder Transaction                                       NEW YORK
   Expenses (fees paid by you     GROWTH AND    FIXED            TAX FREE
   directly)                        INCOME      INCOME            BOND
                                    ------      ------            ----
   Maximum sales charge (load)
   on purchases                     5.00%/1/    4.75%/1/         4.75%/1/

  --------------------------------------------------------------------------

   Maximum deferred sales
   charge (load)                     None           None           None

   Annual Fund Operating
   Expenses (fees paid from
   Fund assets)
  -------------------------------------------------------------------------
    Management fee                    .55%        .55%             .45%
  -------------------------------------------------------------------------
    Administrative Services fee       .15%        .15%             .15%
  -------------------------------------------------------------------------
    Co-Administrative fee             .03%        .03%             .03%
  -------------------------------------------------------------------------
    Shareholder Servicer
    Assistance fee                    .04%        .04%             .04%
  --------------------------------------------------------------------------
    Distribution and Service
    (12b-1) fee                       .50%        .35%             .35%
  -------------------------------------------------------------------------
   Other expenses                     .25%        .24%             .45%
  -------------------------------------------------------------------------
   Total Fund
   Operating expenses                1.52%       1.36%            1.47%
  -------------------------------------------------------------------------
   Fee Waivers & Expense
   Reimbursements/2/                  .63%        .47%             .51%
  --------------------------------------------------------------------------
   Net expenses                       .89%        .89%             .96%
  -------------------------------------------------------------------------


__________________________
   /1/ Lower sales charges are available depending upon the amount invested.
   /2/ The Adviser has agreed, until further notice, to voluntarily waive its investment advisory fees, co-administrative fee, shareholder service assistance fee and reimburse expenses to the extent necessary to maintain a lower total annual Fund operating expenses.

FEES AND EXPENSES

  EXPENSE EXAMPLE

  USE THE TABLE AT RIGHT TO COMPARE FEES AND EXPENSES WITH THOSE OF OTHER FUNDS. IT ILLUSTRATES THE AMOUNT OF FEES AND EXPENSES YOU WOULD PAY, ASSUMING THE
  FOLLOWING:
     . $10,000 INVESTMENT
     . 5% ANNUAL RETURN
     . REDEMPTION AT THE END OF EACH PERIOD
     . NO CHANGES IN THE FUND'S OPERATING EXPENSES
  BECAUSE THIS EXAMPLE IS HYPOTHETICAL AND FOR COMPARISON ONLY, YOUR ACTUAL COSTS WILL BE DIFFERENT.


                                           1         3          5         10
                                         YEAR      YEARS      YEARS      YEARS

GROWTH AND INCOME FUND                   $562      $745       $945     $1,519

FIXED INCOME FUND                        $562      $745       $945     $1,519

NEW YORK TAX FREE BOND FUND              $568      $766       $981     $1,597
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

This section of the Prospectus provides a more complete description of the principal investment objectives and policies of the Funds. Of course, there can be no assurance that the Funds will achieve their investment objectives. Additional descriptions of the Funds' risks, strategies, and investments, as well as other strategies and investments not described below, may be found in the Funds' Statement of Additional Information or SAI.


                            GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                             Ticker Symbol:  MTREX

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY
-------------------------------------------

The Fund's investment objective is long-term growth of capital and current income. The Fund seeks to achieve this objective by investing primarily in common stocks, preferred stocks, and convertible securities. The Fund normally invests at least 65% of its total assets in equity securities. The Fund may invest up to 35% of its total assets in fixed income securities and money market instruments.

The Fund's criteria for selecting equity securities are the issuer's managerial strength, competitive position, price to earnings ratio, profitability, prospects for growth, underlying asset value and relative market value. The Fund's Adviser selects securities for the portfolio that appear to be undervalued, some of which will be income-producing. The Fund may invest in securities that appear to be undervalued because the value or potential for growth has been overlooked by many investors or because recent changes in the economy, industry or the company have not yet been reflected in the price of the securities. In order to increase the Fund's portfolio income, the Fund may invest in securities that provide current dividends or, in the opinion of the Adviser, have a potential for dividend growth in the future.

The Fund will place greater emphasis on capital appreciation as compared to income, although changes in market conditions and interest rates will cause the Fund to vary emphasis of these two elements of its investment program in order to meet its investment objective.

RISK CONSIDERATIONS
-------------------

The principal risk of investing in the Fund is market risk, which is the risk that the value of a Fund's investments will fluctuate as the stock market fluctuates and that stock prices overall will generally decline over short or longer-term periods. In addition, there is the risk that stocks selected because they represent value will remain undervalued or out-of-favor. Therefore the Fund could underperform other stock investments. The Fund's investments in fixed-income securities and money market securities may have interest rate risk and credit risk. Increases in interest rates may cause the value of the Fund's investments to decline.

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

                               FIXED INCOME FUND
--------------------------------------------------------------------------------

                             Ticker Symbol:  MFIFX

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY
-------------------------------------------

The Fund's investment objective is generation of high current income consistent with appreciation of capital. The Fund normally invests at least 65% of its total assets in fixed-income securities that are rated at least Baa by Moody's or BBB by S&P, comparably rated securities or, if unrated, of comparable quality. The Fund expects to maintain an average quality rating of its investment portfolio of Aa by Moody's or AA by S&P or equivalent quality. The Fund currently has no policy with respect to the Fund's average portfolio maturity. The Fund also may invest in U.S. Government mortgage-related securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund also may invest up to 35% of its total assets in variable and floating rate debt securities meeting its quality standards.

The Fund bases its investment selection upon analysis of prevailing market and economic conditions. If a security held by the Fund has its rating reduced below the Fund's quality standards or revoked, the Fund may continue to hold the security. The Adviser will, however, consider whether the Fund should continue to hold the security. These securities may be subject to greater credit risk and have greater price volatility than securities in the higher rating categories.

RISK CONSIDERATIONS
-------------------

The principal risks of investing in the Fund are interest rate risk and credit risk. The Fund's investments in Baa/BBB rated securities may be subject to a greater degree of market fluctuation and credit risk than the Fund's investments in higher quality securities. Increases in interest rates may cause the value of the Fund's investments to decline. Interest rate risk is greater for the Fund's investments in mortgage-related securities because when interest rates rise, the maturities of these type of securities tend to lengthen and the value of the securities decreases more significantly. In addition, these types of securities are subject to prepayment when interest rates fall, which generally results in lower returns as the Fund must reinvest its assets in debt securities with lower interest rates.

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

                          NEW YORK TAX FREE BOND FUND
--------------------------------------------------------------------------------

                             Ticker Symbol:  MNYBX

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY
-------------------------------------------

The Fund's investment objective is as high a level of current income, exempt from regular Federal, New York State, and New York City income taxes, as is consistent with preservation of capital. The Fund normally invests at least 80% of its net assets in federally tax-exempt, interest paying municipal obligations that are not subject to Federal income tax and AMT. In addition, the Fund normally invests at least 65% of its total assets in bonds of New York issuers.

The Fund generally invests primarily in municipal obligations that are exempt from Federal, New York State, and New York City income tax in the opinion of bond counsel to the issuer and in participation certificates and obligations purchased from banks, insurance companies, and other financial institutions. The Fund also may invest in securities that are subject to New York State and New York City income taxes. The Fund's investments have an average portfolio maturity ranging from three to 30 years.

The Fund invests in:
     . municipal bonds that are rated at least Baa by Moody's or BBB by S&P or of comparably quality;
     . municipal notes that are rated MIG-2 or better by Moody's or "SP-2" or better by S&P or of comparable quality; and
     . municipal commercial paper rated "Prime-2" or better by Moody's or "A-2" or better by S&P or of comparable quality.

If a security held by the Fund has its rating reduced below the Fund's quality standards or revoked, the Fund may continue to hold the security. The Adviser will, however, consider whether the Fund should continue to hold the security. These securities may be subject to greater credit risk and have greater price volatility than securities in the higher rating categories.

The Fund may invest 25% or more of its total assets in municipal obligations that are related in other ways such that an economic, business or political development or change affecting one such obligation could also affect the other obligations; for example, municipal obligations, with interest that is paid from revenues of similar types of projects. In addition, from time to time, the Fund may invest 25% or more of its assets in industrial development bonds, which, although issued by industrial development authorities, may be backed only by those assets and revenues of non-governmental users.

RISK FACTORS
------------

The principal risks of investing in the Fund are interest rate risk, credit risk, and municipal market risk. Municipal market risk is the risk that special factors, such as political or legislative changes or uncertainties related to the tax status of municipal securities, may adversely affect the value of municipal securities and have a significant effect on the value of a Fund's investments.

Because the Fund invests in a particular state's municipal obligations, factors affecting New York State and its municipalities, including economic, political, or regulatory occurrences, may have a significant effect on the Fund's net asset value. In addition, the Fund may invest up to 25% of its total assets in a single issuer's securities. Factors affecting a single issuer in which the Fund invests could have a more significant effect on the Fund's net asset value.

OTHER CONSIDERATIONS - ALL FUNDS
--------------------------------

Portfolio Turnover. The portfolio turnover rate for each Fund is included in the Financial Highlights section of this Prospectus. The Funds are actively managed and, in some cases in response to market conditions, a Fund's portfolio turnover, may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Fund and its shareholders. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which when distributed are taxable to shareholders.

Temporary Defensive Positions. In order to meet liquidity needs or for temporary defensive purposes, each Fund may invest up to 100% of its assets in fixed income securities, money market securities, certificates of deposit, bankers' acceptances, commercial paper or in equity securities which in the Sub-Adviser's opinion are more conservative than the types of securities that the Fund typically invests in. To the extent the Funds are engaged in temporary or defensive investments, a Fund will not be pursuing its investment objective.

FUND MANAGEMENT
--------------------------------------------------------------------------------

     THE INVESTMENT ADVISER

     HSBC, Asset Management Americas Inc. (HSBC or the "Adviser"), 140 Broadway, New York, NY 10005 is the adviser for the Funds. HSBC, founded in 1994 manages more than $4.3 billion of assets of individuals, pension plans, corporations and institutions. Through its portfolio management team, HSBC makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds' investment programs.



For these advisory services, the Funds paid at the rates shown below during their fiscal year ended December 31, 1998:

----------------------------------------------------------------------------------------
                                                                  PERCENTAGE OF AVERAGE
                                                                     NET ASSETS AS OF
                                                                         12/31/98
----------------------------------------------------------------------------------------
Growth and Income Fund                                                     .40%*
----------------------------------------------------------------------------------------
Fixed Income Fund                                                          .40%*
----------------------------------------------------------------------------------------
New York Tax Free Bond Fund                                                .25%*
----------------------------------------------------------------------------------------

* HSBC waived a portion of its contractual fees with the Funds for the most recent fiscal year. Contractual fees (without waivers) are: Growth and Income Fund, .55%; Fixed Income Fund, .55%; and New York Tax Free Bond Fund, .45%.

PORTFOLIO MANAGERS

     Mr. Fredric Lutcher III, Managing Director, U.S. Equities, is responsible for the day-to-day management of the Growth and Income Fund. Prior to joining the Adviser in late 1997, Mr. Lutcher worked as Vice President and Senior Mutual Fund Portfolio Manager at Merrill Lynch Asset Management for nine years.

     Mr. James Lark, Director, HSBC Taxable Fixed Income Products, is responsible for the day-to-day management of the Fixed Income Fund's portfolio. Mr. Lark joined the Adviser in 1986 and is responsible for managing institutional and retail fixed income portfolios.

     Mr. Jerry Samet, Municipal Bond Portfolio Manager, Fixed Income Group of the Adviser, is responsible for the day-to-day management of the New York Tax Free Bond Fund. Before joining the Adviser in February 1996, Mr. Samet worked for Bankers Trust in the Private Clients Group for eight years. He was a portfolio manager/trader for six years, and before that, he was a trading assistant for two years.

     SHAREHOLDER SERVICER ASSISTANT

     The Adviser also acts as shareholder servicer assistant of the Funds in performing certain administrative support services for which it receives an annual fee equal to .04% of the Fund's average daily net assets.

     CO-ADMINISTRATOR

     The Trust also retains the Adviser as Co-Administrator. Pursuant to the Co-Administration Services Contract, the Adviser (i) manages the Funds' relationships with the Funds' service providers, (ii) assists with negotiation of contracts with service providers and supervises the activities of those service providers, (iii) serves as a liaison with Fund trustees, and (iv) assists with general product management and oversight. For its services as Co-Administrator, the Adviser is paid an annual fee equal to 0.03% of each Fund's average daily net assets.

     THE DISTRIBUTOR AND ADMINISTRATOR

     BISYS Fund Services ("BISYS"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Funds' administrator. Management and administrative services of BISYS include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services.

     BISYS also serves as the distributor of each Fund's shares. BISYS may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

     The Statement of Additional Information has more detailed information about the Investment Adviser and other service providers.

     YEAR 2000

     Like other funds and business organizations around the world, the Funds could be adversely affected if the computer systems used by the Adviser and the Funds' other service providers do not properly process and calculate date-related information for the year 2000 and beyond. In addition, Year 2000 issues may adversely affect companies in which the Funds invest where, for example, such companies incur substantial costs to address Year 2000 issues or suffer losses caused by the failure to adequately or timely do so.

     The Funds have been assured that the Adviser and the Funds' other service providers (i.e., Administrator, Transfer Agent, Fund Accounting Agent, Custodian and Distributor) have developed and are implementing clearly defined and documented plans intended to minimize risks to services critical to the Funds' operations associated with Year 2000 issues. Internal efforts include a commitment to dedicate adequate staff and funding to identify and remedy Year 2000 issues, and specific actions such as inventorying software systems, determining inventory items that may not function properly after December 31, 1999, reprogramming or replacing such systems, and retesting for Year 2000 readiness. The Funds' Adviser and service providers are likewise seeking assurances from their respective vendors and suppliers that such entities are addressing any Year 2000 issues, and each provider intends to engage, where appropriate, in private and industry or "streetwide" interface testing of systems for Year 2000 readiness.

     In the event that any systems upon which the Funds are dependent are not Year 2000 ready by December 31, 1999, administrative errors and account maintenance failures would likely occur. While the ultimate costs or consequences of incomplete or untimely resolution of Year 2000 issues by the Adviser or the Funds' service providers cannot be accurately assessed at this time, the Funds currently have no reason to believe that the Year 2000 plans of the Adviser and the Funds' service providers will not be completed by December 31, 1999, or that the anticipated costs associated with full implementation of their plans will have a material adverse impact on either their business operations or financial condition of those of the Funds. The Funds and the Adviser will continue to closely monitor developments relating to this issue, including development by the Adviser and the Funds' service providers of contingency plans for providing back-up computer services in the event of a systems failure or the inability of any provider to achieve Year 2000 readiness. Separately, the Adviser will monitor potential investment risk related to Year 2000 issues.


SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PRICING OF FUND SHARES
----------------------

     HOW NAV IS CALCULATED

     The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:


                                     NAV =

                          TOTAL ASSETS - LIABILITIES
                          --------------------------
                               Number of Shares
                                  Outstanding

     You can find the Funds' NAV daily in The Wall Street Journal and other newspapers.

FUNDS

Per share net asset value (NAV) is determined and its shares are priced at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern time on days the Exchange is open.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund less any applicable sales charge as noted in the section on "Distribution Arrangements/Sales Charges." This is what is known as the offering price.



The Funds' securities are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by the Funds' Trustees.

SHAREHOLDER INFORMATION
-----------------------

                     PURCHASING AND ADDING TO YOUR SHARES

You may purchase the Funds through the HSBC Funds Distributor or through banks, brokers and other investment representatives, who may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

     ACCOUNT TYPE                  MINIMUM            MINIMUM
                             INITIAL INVESTMENT     SUBSEQUENT
                                                    INVESTMENT
     Regular                       $1,000              $50
     ------------------------------------------------------------
     Automatic Investment
       Plan                        $   50              $50
     ------------------------------------------------------------

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

A Fund may waive its minimum purchase requirement and the Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

There are no minimum investment requirements with respect to investments effected through certain automatic purchase and redemption arrangements on behalf of customer accounts maintained at Participating Organizations. The minimum investment requirements may be waived or lowered for investments effected on a group basis by certain other institutions and their employees, such as pursuant to a payroll deduction plan. All funds will be invested in full and fractional shares.



--------------------------------------------------------------------------------
Avoid 31% Tax Withholding

The Funds are required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.
--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION
-----------------------

PURCHASING AND ADDING TO YOUR SHARES - CONTINUED

INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

BY REGULAR MAIL

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

Initial Investment:
1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.
2.   Make check, bank draft or money order payable to "HSBC Family of Funds."
3. Mail to: HSBC Family of Funds, c/o BISYS, PO Box 163850, Columbus, OH 43216-3850

Subsequent Investments:
1.   Use the investment slip attached to your account statement.
     Or, if unavailable,
2.   Include the following information on a piece of paper:
     .    Fund name
     .    Amount invested
     .    Account name
     .    Account number
     Include your account number on your check.

3. Mail to: HSBC Family of Funds, c/o BISYS, PO Box 163850, Columbus, OH 43216-3850

BY OVERNIGHT SERVICE

See instructions 1-2 above for subsequent investments.
4.  Send to:  HSBC Family of Funds,
c/o BISYS Funds Services,
Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43216-3850.

ELECTRONIC PURCHASES

Your bank must participate in the Automated Clearing House (ACH) and must be a United States Bank. Your bank or broker may charge for this service.

Establish electronic purchase option on your account application or call 1-800-
634-2536.   Your account can generally be set up for electronic purchases within
15 days.

SHAREHOLDER INFORMATION
-----------------------

PURCHASING AND ADDING TO YOUR SHARES - CONTINUED


          ELECTRONIC VS. WIRE TRANSFER

          Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.


BY WIRE TRANSFER

Telephone the Transfer Agent at 1-800-634-2536 for instructions. Please note your bank will normally charge you a fee for handling this transaction.


--------------------------------------------------------------------------------
You can add to your account by using the following convenient options. The Fund reserves the right to change or eliminate these privileges at any time with 60 days notice.
--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION
-----------------------

PURCHASING AND ADDING TO YOUR SHARES - CONTINUED

AUTOMATIC INVESTMENT PLAN

You can make automatic investments in the Funds from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $50, once you've invested the $1000 minimum required to open the account.

To invest regularly from your bank account:
     .    Complete the Automatic Investment Plan portion on your Account
          Application.
          Make sure you note:
          -   Your bank name, address and account number
          -   The amount you wish to invest automatically (minimum $50)
          - How often you want to invest (every month, 4 times a year, twice a year or once a year)
     .    Attach a voided personal check.

To invest regularly from your paycheck or government check:
Call 1-800-634-2536 for an enrollment form.


DIRECTED DIVIDEND OPTION

By selecting the appropriate box in the Account Application, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in another HSBC Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.


--------------------------------------------------------------------------------
Dividends and Distributions
---------------------------

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Capital gains are distributed at least annually.


DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A DISTRIBUTION.

--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION
-----------------------

SELLING YOUR SHARES
-------------------

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares below."

--------------------------------------------------------------------------------
WITHDRAWING MONEY FROM YOUR
FUND INVESTMENT

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.
--------------------------------------------------------------------------------


INSTRUCTIONS FOR SELLING SHARES
If selling your shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

By telephone                  1. Call 1-800-634-2536 with instructions as to how
(unless you have              you wish to receive your funds (mail, wire,
declined telephone            electronic transfer). (See "General Policies on
sales privileges)             Selling Shares--Verifying Telephone Redemptions"
                              below)
--------------------------------------------------------------------------------
By mail                       1. Call 1-800-634-2536 to request redemption
                              forms or write a letter of instruction indicating:
                              . your Fund and account number
                              . amount you wish to redeem
                              . address where your check should be sent
                              . account owner signature
                              2. Mail to:
                              HSBC Family of Funds
                              PO Box 163850
                              Columbus, OH 43216-3850
--------------------------------------------------------------------------------
By express delivery service   See instruction 1 above.
(See "General Policies on     2. Send to
Selling                       HSBC Family of Funds
Shares--Redemptions in        co/BISYS Fund Services
Writing Required" below)      Attn: T.A. Operations
                              3435 Stelzer Road
                              Columbus, OH 43216-3850

SHAREHOLDER INFORMATION
-----------------------


SELLING YOUR SHARES - CONTINUED

Wire transfer                 Call 1-800-634-2536 to request a wire transfer.
You must indicate this
option on your application.   If you call in you redemption request of $1000
                              or more by 4 p.m. Eastern time, your payment
The Fund may charge a wire    will normally be wired to your bank on the next
transfer fee.                 business day.
Note: Your financial
institution may also
charge a separate fee.

--------------------------------------------------------------------------------
Electronic Redemptions        Call 1-800-634-2536 to request an electronic
                              redemption.

Your bank must participate    If you call by 4 p.m. Eastern time, the NAV of
in the Automated Clearing     your shares will normally be determined on the
House (ACH) and must be a     same day and the proceeds credited within 8 days.
U.S. bank.

Your bank may charge for
this service.


SYSTEMATIC WITHDRAWAL PLAN
You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. To activate this feature:
 . Make sure you've checked the appropriate box on the Account Application. Or call 1-800-634-2536.
 . Include a voided personal check.
 . Your account must have a value of $10,000 or more to start withdrawals.
 . If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

SHAREHOLDER INFORMATION
-----------------------

SELLING YOUR SHARES - CONTINUED


GENERAL POLICIES ON SELLING SHARES
----------------------------------

REDEMPTIONS IN WRITING REQUIRED
You must request redemption in writing in the following situations:
1. Redemption requests requiring a signature guarantee which include each of the following:
    . Redemptions over $5,000
    . Your account registration or the name(s) in your account has changed within the last 30 days
    . The check is not being mailed to the address on your account
    . The check is not being made payable to the owner of the account
    . The redemption proceeds are being transferred to another Fund account with a different registration.

    A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.


VERIFYING TELEPHONE REDEMPTIONS
The Funds make every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions. Telephone redemption privileges will be suspended for a 30-day period following a telephone address change.

SHAREHOLDER INFORMATION
-----------------------


SELLING YOUR SHARES - CONTINUED


REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT
When you have made your initial investment by check, payment on redemption requests will be delayed until the Transfer Agent is reasonably satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check.

REFUSAL OF REDEMPTION REQUEST
Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

REDEMPTION IN KIND
The Funds reserve the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

CLOSING OF SMALL ACCOUNTS
If your account falls below $500, the Fund may ask you to increase your balance. If it is still below $500 after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

UNDELIVERABLE REDEMPTION CHECKS
For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

SHAREHOLDER INFORMATION
-----------------------

DISTRIBUTION ARRANGEMENTS/SALES CHARGES

CALCULATION OF SALES CHARGES

This section describes the sales charges and fees you will pay as an investor in the Fund and ways to qualify for reduced sales charges.

Shares are sold at their public offering price. This price includes the initial sales charge. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:


GROWTH AND INCOME FUND

                                        SALES CHARGE            SALES CHARGE
                                          AS A % OF               AS A % OF
           YOUR INVESTMENT             OFFERING PRICE          YOUR INVESTMENT
--------------------------------------------------------------------------------
 Up to $49,999                              5.00%                    5.26%
--------------------------------------------------------------------------------
 $50,000 up to $99,999                      4.50%                    4.71%
--------------------------------------------------------------------------------
 $100,000 up to $249,999                    3.75%                    3.90%
--------------------------------------------------------------------------------
 $250,000 up to $499,999                    2.50%                    2.56%
--------------------------------------------------------------------------------
 $500,000 up to $999,999                    2.00%                    2.04%
--------------------------------------------------------------------------------
 $1,000,000 and above                       1.00%                    1.01%
--------------------------------------------------------------------------------


FIXED INCOME FUND

                                        SALES CHARGE            SALES CHARGE
                                          AS A % OF               AS A % OF
           YOUR INVESTMENT             OFFERING PRICE          YOUR INVESTMENT
--------------------------------------------------------------------------------
 Up to 49,999                               4.75%                    4.99%
--------------------------------------------------------------------------------
 $50,000 up to $99,999                      4.25%                    4.44%
--------------------------------------------------------------------------------
 $100,000 up to $249,999                    3.50%                    3.63%
--------------------------------------------------------------------------------
 $250,000 up to $499,999                    2.50%                    2.56%
--------------------------------------------------------------------------------
 $500,000 up to $999,999                    2.00%                    2.04%
--------------------------------------------------------------------------------
 $1,000,000 and above                       1.00%                    1.01%
--------------------------------------------------------------------------------


NEW YORK TAX FREE BOND FUND

                                        SALES CHARGE            SALES CHARGE
                                          AS A % OF               AS A % OF
         AMOUNT OF PURCHASE            OFFERING PRICE          YOUR INVESTMENT
--------------------------------------------------------------------------------
 Up to 49,999                               4.75%                    4.99%
--------------------------------------------------------------------------------
 $50,000 up to $99,999                      4.25%                    4.44%
--------------------------------------------------------------------------------
 $100,000 up to $249,999                    3.50%                    3.63%
--------------------------------------------------------------------------------
 $250,000 up to $499,999                    2.50%                    2.56%
--------------------------------------------------------------------------------
 $500,000 up to $999,999                    2.00%                    2.04%
--------------------------------------------------------------------------------
 $1,000,000 and above                       1.00%                    1.01%
--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION
-----------------------


DISTRIBUTION ARRANGEMENTS/SALES CHARGES - CONTINUED

SALES CHARGE REDUCTIONS

Reduced sales charges are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

 .    By initially investing a minimum of $1,000 and informing the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge.

 .    Rights of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.


SALES CHARGE WAIVERS
The following qualify for waivers of sales charges:

 .    Shares purchased by investment representatives through fee-based investment products or accounts.

 .    Proceeds from redemptions from another mutual fund complex within 90 days after redemption, if you paid a front end sales charge for those shares.

 .    Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the Adviser or its affiliates or invested in any HSBC Fund.

 .    Shares purchased for trust or other advisory accounts established with the Adviser or its affiliates.

 .    Shares purchased by directors, trustees, employees, and family members of the Adviser and its affiliates and any organization that provides services to the Funds; retired Fund trustees; dealers who have an agreement with the Distributor; and any trade organization to which the Adviser or the Administrator belongs.

--------------------------------------------------------------------------------
REINSTATEMENT PRIVILEGE

If you have sold shares and decide to reinvest in the Fund within a 60 day period, you will not be charged the applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 60 days of the date your instructions to sell were processed.
--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION
-----------------------

Distribution and Service (12b-1) Fees

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment. The 12b-1 fees vary by share class as follows:

 .    Fixed Income Fund and New York Tax Free Bond Fund pay a 12b-1 fee of up to
     .35% of the average daily net assets of each Fund.

 .    Growth and Income Fund pays a 12b-1 fee of up to .50% of the average daily net assets of the Fund. This will cause expenses for Growth and Income shares to be higher and dividends to be lower than for Fixed Income and New York Tax Free Bond shares.

Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 distribution and service fees.

SHAREHOLDER INFORMATION
-----------------------

EXCHANGING YOUR SHARES
----------------------


You can exchange your shares that have been held for at least seven days in a Fund for shares of the same class of another HSBC Fund, usually without paying additional sales charges (see "Notes" below). No transaction fees are charged for exchanges.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable. You should review the prospectus of the HSBC Fund before making an exchange.


INSTRUCTIONS FOR EXCHANGING SHARES

Exchanges may be made by sending a written request to HSBC Family of Funds, PO Box 163850, Columbus OH 43216-3850, or by calling 1-800-634-2536. Please provide the following information:

   .  Your name and telephone number
   .  The exact name on your account and account number
   . Taxpayer identification number (usually your Social Security number)
   .  Dollar value or number of shares to be exchanged
   .  The name of the Fund from which the exchange is to be made
   .  The name of the Fund into which the exchange is being made.

See "Selling your Shares" for important information about telephone transactions. The Funds reserve the right to modify or terminate the exchange privilege upon 60 days written notice.

--------------------------------------------------------------------------------

AUTOMATIC EXCHANGES

You can use the Funds' Automatic Exchange feature to purchase shares of the Funds at regular intervals through regular, automatic redemptions from the Money Market Fund. To participate in the Automatic Exchange:

     .  Complete the appropriate section of the Account Application.
     . Keep a minimum of $10,000 in the Money Market Fund and $1,000 in the Fund whose shares you are buying.

To change the Automatic Exchange instructions or to discontinue the feature, you must send a written request to HSBC Family of Funds, P.O. Box 163850, Columbus, Ohio 43216-3850.

NOTES ON EXCHANGES

When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

The registration and tax identification numbers of the two accounts must be identical.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

Be sure to read the Prospectus carefully of any Fund into which you wish to exchange shares.

SHAREHOLDER INFORMATION
-----------------------


DIVIDENDS, DISTRIBUTIONS AND TAXES

Any income a Fund receives in the form of interest or dividends is paid out, less expenses, to its shareholders as dividends. Income dividends on the Growth and Income Fund are usually paid semi-annually. Dividends on all other Funds are paid monthly. Capital gains for all Funds are distributed at least annually.

An exchange of shares is considered a sale, and any related gains may subject to applicable taxes.

Dividends are taxable as ordinary income as are dividends paid by the New York Tax Free Bond Fund that are derived from taxable investments. Taxes on capital gains by the Funds will vary with the length of time the Fund has held the security - not how long you have invested in the Fund.

During normal market conditions, the New York Tax Free Bond Fund expects that substantially all of its dividends will be excluded from gross income for federal income tax purposes. The Fund may invest in certain securities with interest that may be a preference item for the purposes of the alternative minimum tax or a factor in determining whether Social Security benefits are taxable. In such event, a portion of the Fund's dividends would not be exempt from federal income taxes.

Dividends are taxable in the year in which they are paid, even if they appear on your account statement the following year. Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

You will be notified in January each year about the federal tax status of distributions made by the Fund. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

Foreign shareholders may be subject to special withholding requirements. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

SERVICE ORGANIZATIONS

Various banks, trust companies, broker-dealers (other than the Distributor) and other financial organizations ("Service Organizations") may provide certain administrative services for its customers who invest in the Funds through accounts maintained at that Service Organization. Under servicing agreements with the Service Organization the Funds will pay the Service Organization an annual rate up to .35% of the Fund's average daily net assets for these services, which include:

     .   receiving and processing shareholder orders
     .   performing the accounting for the customers sub-accounts
     .   maintaining retirement plan accounts
     .   answering questions and handling correspondence for individual accounts

     .   acting as the sole shareholder of record for individual
     .   issuing shareholder reports and transaction confirmations
     .   performing daily "sweep" functions

Investors who purchase, sell or exchange shares for the Funds through a customer account maintained at a Service Organization may be charged extra for other services which are not specified in the servicing agreement with the Fund but are covered under separate fee schedules provided by the Service Organization to their customers. Customers with accounts at Service Organizations should consult their Service Organization for information concerning their sub-accounts. The Adviser or Administrator also may pay Service Organizations for rendering services to shareholders sub-accounts.

FINANCIAL HIGHLIGHTS


THE FINANCIAL HIGHLIGHTS TABLE IS INTENDED TO HELP YOU UNDERSTAND THE FUNDS' FINANCIAL PERFORMANCE FOR THE PAST 5 YEARS [OR, IF SHORTER, THE PERIOD OF THE FUNDS' OPERATIONS]. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLE REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THIS INFORMATION HAS BEEN AUDITED BY ERNST & YOUNG LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS, ARE INCLUDED IN THE ANNUAL REPORT AND INCORPORATED BY REFERENCE IN THE SAI, WHICH IS AVAILABLE UPON REQUEST.


INSERT PAST 5 YEARS'
FINANCIAL HIGHLIGHTS
FROM ANNUAL REPORT.


GROWTH AND INCOME FUND FINANCIAL HIGHLIGHTS
FIXED INCOME FUND FINANCIAL HIGHLIGHTS
NEW YORK TAX FREE BOND FUND FINANCIAL HIGHLIGHTS

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):
The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.


--------------------------------------------------------------------------------
YOU CAN GET FREE COPIES OF REPORTS AND THE SAI, PROSPECTUSES OF OTHER FUNDS IN THE HSBC FAMILY, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE GROWTH & INCOME FUND, FIXED INCOME FUND OR NEW YORK TAX-FREE BOND FUND BY CONTACTING A BROKER OR BANK THAT SELLS THE FUND. OR CONTACT THE FUND AT:

                             HSBC FAMILY OF FUNDS
                               3435 STELZER ROAD
                             COLUMBUS, OHIO 43219
                           TELEPHONE: 1-800-634-2536
--------------------------------------------------------------------------------

You can review the Funds' reports and SAIs at the Public Reference Room of the
 Securities and Exchange Commission. You can get text-only copies:
     . For a fee, by writing the Public Reference Section of the Commission,
       Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.
     . Free from the Commission's Website at http://www.sec.gov.



   Investment Company Act file no. 811-06057.

COVER PAGE


                            HSBC MUTUAL FUNDS TRUST



                                  PROSPECTUS




                                  APRIL 30, 1999



                                  HSBC INTERNATIONAL EQUITY FUND



                                  Managed by HSBC Asset Management
                                  AMERICAS, INC.





                                  The Securities and Exchange Commission has not approved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

                                  An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     TABLE OF CONTENTS

     CAREFULLY REVIEW THIS           Risk/Return Summary and Fund Expenses
     IMPORTANT SECTION, WHICH
     SUMMARIZES THE FUND'S                 3  INTERNATIONAL EQUITY FUND
     INVESTMENTS, RISKS, PAST
     PERFORMANCE, AND FEES.

=============================================================================================

     REVIEW THIS SECTION FOR         INVESTMENT OBJECTIVES, POLICIES AND RISKS
     INFORMATION ON INVESTMENT
     STRATEGIES AND  RISKS.             8-10  INTERNATIONAL EQUITY FUND

=============================================================================================

                                     FUND MANAGEMENT
     REVIEW THIS SECTION FOR
     DETAILS ON THE PEOPLE AND            16  THE INVESTMENT ADVISER
     ORGANIZATIONS WHO OVERSEE
     THE FUND.                            10  PORTFOLIO MANAGERS

                                          10  THE DISTRIBUTOR AND ADMINISTRATOR

=============================================================================================

                                     SHAREHOLDER INFORMATION
     REVIEW THIS SECTION FOR
     DETAILS ON HOW SHARES ARE             12  PRICING OF FUND SHARES
     VALUED, HOW TO PURCHASE,              13  PURCHASING AND ADDING TO YOUR SHARES
     SELL AND EXCHANGE SHARES,             17  SELLING YOUR SHARES
     RELATED CHARGES AND                   19  GENERAL POLICIES ON SELLING SHARES
     PAYMENTS OF DIVIDENDS AND             24  DISTRIBUTION ARRANGEMENTS/SALES CHARGES
     DISTRIBUTIONS.                        25  EXCHANGING YOUR SHARES
                                           26  DISTRIBUTION AND SERVICE (12B-1) FEES
                                           27  DIVIDENDS, DISTRIBUTIONS AND TAXES
                                               SERVICE ORGANIZATIONS

=============================================================================================

     FINANCIAL HIGHLIGHTS
                                      28

=============================================================================================

                                  BACK COVER

                                      29       WHERE TO LEARN MORE ABOUT THIS FUND

RISK/RETURN SUMMARY AND FUND EXPENSES

The following is a summary of certain key information about the HSBC International Equity Fund. You will find additional information about the Fund, including a detailed description of the risks of an investment in the Fund, after this summary. Please be sure to read the more complete description of the Fund following this summary BEFORE you invest. The Fund is managed by HSBC (the "Adviser") which has retained Delaware International Advisers Ltd. as Sub-Adviser ("Delaware International" or the "Sub-Adviser").

RISK/RETURN SUMMARY OF THE INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE                         The Fund's investment objective is
                                             long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES              The Fund normally invests at least
                                             65% of its total assets in equity
                                             securities (including American,
                                             European and Global Depositary
                                             Receipts) issued by companies based
                                             outside of the United States. The
                                             Fund may invest the balance of its
                                             assets in equity and debt
                                             securities of companies and
                                             governmental issuers based in the
                                             United States and outside of the
                                             United States, including bonds and
                                             money market instruments. The
                                             Fund's Adviser, HSBC, and Sub-
                                             Adviser, Delaware International,
                                             employ a value-oriented approach to
                                             international stock selection.

PRINCIPAL INVESTMENT RISKS                   Because the value of the Fund's
                                             investments will fluctuate with
                                             market conditions, so will the
                                             value of your investment in the
                                             Fund. You could lose money on your
                                             investment in the Fund, or the Fund
                                             could underperform other
                                             investments.

                                             The principal risks that apply to
                                             the Fund are:

                                             .  MARKET RISK This is the risk
                                                that the value of a fund's
                                                investments will fluctuate as
                                                the stock market fluctuates and
                                                that stock prices overall will
                                                decline over short or longer-
                                                term periods.

                                             .  FOREIGN RISK This is the risk of
                                                investments in issuers located
                                                in foreign countries, which may
                                                have greater price volatility
                                                and less liquidity. Investments
                                                in foreign securities also are
                                                subject to political,
                                                regulatory, and diplomatic
                                                risks.

                                             .  CURRENCY RISK This is the risk
                                                that fluctuations in the
                                                exchange rates between the U.S.
                                                dollar and foreign currencies
                                                may negatively affect the value
                                                of a fund's investments.

                                             .  INTEREST RATE RISK This is the
                                                risk that changes in interest
                                                rates will affect the value of a
                                                fund's investments in income-
                                                producing or fixed-income or
                                                debt securities. Increases in
                                                interest rates may cause the
                                                value of a fund's investments to
                                                decline.

                                             .  CREDIT RISK This is the risk
                                                that the issuer of a security
                                                will be unable or unwilling to
                                                make timely payments of interest
                                                or principal, or to otherwise
                                                honor its obligations.

WHO MAY WANT TO INVEST?                      Consider investing in the Fund if
                                             you are:

                                             [_]  seeking a long-term goal such
                                                  as retirement

                                             [_]  looking to add an
                                                  international component to
                                                  your portfolio

                                             [_]  willing to accept higher risks
                                                  of investing in foreign
                                                  countries in exchange for
                                                  potentially higher long term
                                                  returns through added
                                                  diversification to you r
                                                  portfolio

                                             This Fund will not be appropriate
                                             for anyone:

                                             [_]  seeking monthly income

                                             [_]  pursuing a short-term goal or
                                                  investing emergency reserves

                                             [_]  seeking safety of principal.

RISK/RETURN SUMMARY
The chart and table on this page show how the International Equity Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly performance over the past four years to demonstrate that the Fund's value varied at different times. The table below it compares the Fund's performance over time to that of the MSCI-EAFE (Morgan Stanley Capital International) Index which is a widely recognized, unmanaged index of over 900 securities listed on the Stock Exchanges of Europe, Australia and the Far East. Both the chart and table include reinvestment of dividends and distributions.


The returns for the Institutional Class will differ from the Service Class returns shown in the bar chart because of differences in expenses of each class.

If fee waivers or expense reimbursements had not been reflected in both the chart and the table, the Fund's performance would have been lower.


                             BAR CHART
                             ---------

  YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR SERVICE CLASS SHARES


                           [BAR CHART APPEARS HERE]

The bar chart above does not reflect the impact of any applicable sales charges which would reduce returns. Of course, past performance does not indicate how the Fund will perform in the future.

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

--------------------------------------------------------------------------------
BEST QUARTER was up 16.52%, 1st  quarter, 1998; and

WORST QUARTER was down 13.71%, 3rd quarter, 1998.
--------------------------------------------------------------------------------

                               PERFORMANCE TABLE
                               -----------------

                         CLASS INCEPTION      PAST YEAR        SINCE INCEPTION
                         -------------------------------------------------------
Service Class
(includes maximum 5%
sales charge)                4/25/94             5.08%                2.01%
                         -------------------------------------------------------


Institutional Class          3/1/95             11.32%                7.33%

                         -------------------------------------------------------

MSCI-EAFE Index              N/A                33.35%               18.07%

--------------------------------------------------------------------------------

FUND FEES AND EXPENSES

FEES AND EXPENSES
------------------
AS AN INVESTOR IN THE INTERNATIONAL EQUITY FUND, YOU WILL PAY THE FOLLOWING FEES AND EXPENSES.

 Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. The Fund's Adviser and Administrator have voluntarily agreed to reduce all or a portion of their fees to increase the net income of the Fund available for distribution as dividends as shown in the footnotes below the fee table. The voluntary fee reduction will cause the Fund's return to be higher than it would otherwise be without the fee reduction.


   Shareholder
   Transaction
   Expenses (fees
   Paid by you
   directly)                      SERVICE SHARES         INSTITUTIONAL SHARES

   Maximum sales
   charge (load)
   on purchases                        5.00%/1/                     None
------------------------------------------------------------------------------

   Annual Fund
   Operating
   Expenses
   (fees paid from
   Fund assets)

------------------------------------------------------------------------------

   Management fee                       .90%                        .90%

------------------------------------------------------------------------------
   Distribution and
   Service (12b-1) fee                  .35%                        None

------------------------------------------------------------------------------
   Administrative Services
   Fee                                  .15%                        .15%
------------------------------------------------------------------------------

   Co-Administrative fee                .03%                        .03%
------------------------------------------------------------------------------

   Shareholder Servicer
   Assistance fee                       .04%                        .04%

------------------------------------------------------------------------------
   Other expenses/2/                    .53%                        .53%

------------------------------------------------------------------------------

   Total Fund
   Operating expenses                  2.00%                       1.65%
------------------------------------------------------------------------------

   Fee waivers and expense
   reimbursements/3/                    .88%                        .51%
------------------------------------------------------------------------------

   Net Expense                         1.12%                       1.14%
  ------------------------------------------------------------------------------

____________
 .    Lower sales charges are available depending upon the amount invested.
 .    Service Organization Fee
 .    The Adviser has agreed, until further notice, to voluntarily waive its investment advisory fees, administrative services fee and co-administrative fee and reimburse expenses to the extent necessary to maintain a lower annual Fund operating expense.

FUND FEES AND EXPENSES

EXPENSE EXAMPLE

USE THE TABLE AT RIGHT TO COMPARE FEES AND EXPENSES WITH THOSE OF OTHER FUNDS. IT ILLUSTRATES THE AMOUNT OF FEES AND EXPENSES YOU WOULD PAY, ASSUMING THE
FOLLOWING:

 . $10,000 INVESTMENT
 . 5% ANNUAL RETURN
 . REDEMPTION AT THE END OF EACH PERIOD
 . NO CHANGES IN THE FUND'S OPERATING EXPENSES
BECAUSE THIS EXAMPLE IS HYPOTHETICAL AND FOR COMPARISON ONLY, YOUR ACTUAL COSTS WILL BE DIFFERENT.

EQUITY FUND                           1           3          5           0
                                     YEAR       YEARS      YEARS       YEARS
SERVICE CLASS                        $608       $838      $1,086       $1,795

------------------------------------------------------------------------------

INSTITUTIONAL CLASS                  $116       $362      $  628       $1,386

------------------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                             Ticker Symbol:  HIEIX

                           INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

This section of the Prospectus provides a more complete description of the principal investment objectives and policies of the Fund. Of course, there can be no assurance that the Fund will achieve its investment objective. Additional descriptions of the Fund's risks, strategies, and investments, as well as other strategies and investments not described below, may be found in the Fund's Statement of Additional Information or SAI.

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY
-------------------------------------------

The Fund's investment objective is long-term capital appreciation. The Fund normally invests at least 65% of its total assets in equity securities (including American, European and Global Depositary Receipts) issued by companies based outside of the United States. The Fund may invest the balance of its assets in equity and debt securities of companies based in, and debt securities of governments and other issuers issued in, the United States and outside of the United States, including bonds and money market instruments.

The Fund seeks to achieve its investment objective primarily by investing in a diversified portfolio of equity investments in a variety of non-U.S. markets, focusing on the potential price appreciation, dividend yields and currency values. The Fund primarily invests in marketable companies located outside the U.S., including but not limited to companies in Japan, the United Kingdom, Germany, France, Switzerland, the Netherlands, Sweden, Australia, Hong Kong and Singapore. The Fund also may invest up to 20% of its total assets in "emerging markets," including Mexico, Hong Kong, Indonesia, Malaysia, Thailand, South Africa and Peru. A substantial portion of the Fund's assets will be denominated in foreign currencies. The Fund selectively hedges its portfolio foreign currency exposure primarily by entering into forward foreign currency exchange contracts. The purpose of hedging the portfolio in this way is to attempt to protect the value of the Fund's investments or to "lock in" the price of a security the Fund has agreed to purchase or sell.

Delaware International's approach in selecting investments is primarily oriented to individual stock selection and is value driven. Delaware International also analyzes markets and the value of foreign currencies. In selecting stocks for the Fund, Delaware International:

 .    Places emphasis on identifying well-managed companies that are undervalued in terms of such factors as assets, earnings, dividends and growth potential.

 .    Considers whether the future dividends on a stock are expected to increase faster than, slower than, or in-line with the level of inflation, and discounts the value of future anticipated dividends back to what they would be worth if they were being paid today in order to compare the value of different investments.

 .    Attempts to determine whether a particular currency is overvalued or undervalued by comparing the amount of goods and services that a dollar will buy in the United States to the amount of foreign currency required to buy the same amount of goods and services in another country. When the dollar buys less, the foreign currency may be considered to be overvalued, and when the dollar buys more, the foreign currency may be considered to be undervalued. Securities in an undervalued currency may offer greater potential return, and may be an attractive investment for the Fund.

 .    Considers such factors as the economic and political conditions in different areas of the world, the growth potential of various non-U.S. securities markets, and the availability of attractively priced securities within the respective foreign securities markets.

The Fund may hold some investments in debt obligations issued by non-U.S. issuers, including foreign companies and foreign governments and their national, regional and local agencies and instrumentalities, generally denominated in foreign currencies. The Fund invests primarily in high grade debt obligations (those rated in the top three credit rating categories of a nationally recognized statistical rating organization or, if unrated, judged by Delaware International to be of comparable quality). As a general matter, the Fund only invests in debt securities when Delaware International believes that such investments offer better long-term potential returns with less risk than investments in foreign equity securities.

Portfolio Turnover. The portfolio turnover rate for the Fund is included in the Financial Highlights section of this Prospectus. The Fund is actively managed and, in some cases in response to market conditions, the Fund's portfolio turnover, may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Fund and its shareholders. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which when distributed are taxable to shareholders.

Temporary Defensive Positions. In order to meet liquidity needs or for temporary defensive purposes, each Fund may invest up to 100% of its assets in fixed income securities, money market securities, certificates of deposit, bankers' acceptances, commercial paper or in equity securities which in the Sun-Adviser's opinion are more conservative than the types of securities that the Fund typically invests in. To the extent the funds are engaged in temporary or defensive investments, a Fund will not be pursuing its investment objective.


RISK FACTORS
------------

The principal risks of investing in the Fund are market risk, foreign risk, and currency risk. Because the Fund invests in foreign securities, its returns may vary, sometimes significantly, from those of the U.S. stock market. The Fund's investments in foreign securities have additional risk. Foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases, significantly from U.S. standards. Foreign risk includes changes in currency rates, nationalization, political changes, and diplomatic developments that could adversely affect the Fund's investments.

In connection with its purchases and sales of foreign securities, other than securities denominated in U.S. Dollars, the Fund considers the returns on the currencies in which the securities are denominated. Currency risk is the risk that changes in foreign exchange rates will affect, favorably or unfavorably, the value of foreign securities held by the Fund. In a period when the U.S. Dollar generally rises against foreign currencies, the value of foreign stocks for a U.S. investor will be diminished. By contrast, in a period when the U.S. Dollar generally declines, the value of foreign securities will be enhanced.

Investments in emerging market countries have higher risk than those of other foreign issuers. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales of foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and fluctuations in inflation rates have had and may continue to have a negative effect on the economies and securities markets of emerging market countries.

 FUND MANAGEMENT
----------------

THE INVESTMENT ADVISER

HSBC (the "Adviser"), 140 Broadway, New York, NY 10005 is the adviser for the Funds. HSBC, founded in ____, manages more than $____billion of assets of individuals, pension plans, corporations and institutions.

For the advisory services provided and the expenses assumed pursuant to its investment agreement with the Fund, the Adviser received a fee of .51% of the Fund's average net assets as of 12/31/98.*

PORTFOLIO MANAGER

Mr. Frederic Lutcher III, Managing Director, is responsible for the investment management oversight for the International Equity Fund for HSBC in its role as adviser.

SUB-ADVISER

The Adviser has retained Delaware International, Third Floor, 80 Cheapside, London, England EC2V 6EE to serve as the investment sub-adviser for the International Equity Fund. Delaware International provides investment services primarily to institutional accounts and mutual funds in global and international equity and fixed income markets. Delaware International manages approximately $12 billion, with over $7 billion in international/global equity. Delaware International makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund's investment programs.

* HSBC waived a portion of its contractual fees with the Fund for the most recent fiscal year. Contractual fees (without waivers) are .90%.


PORTFOLIO MANAGER

Mr. Clive A. Gillmore, Senior Portfolio Manager and Director of Delaware International is primarily responsible for daily management of the portfolio. Mr. Gillmore, a graduate of the Warwick University, England, and the London Business School Investment, has been with the Sub-Adviser since 1990. Prior to joining Delaware International, he had eight years of investment experience. Delaware International and Mr. Gillmore assumed responsibility for the Fund in October, 1998.

THE DISTRIBUTOR AND ADMINISTRATOR

BISYS Fund Services ("BISYS"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Fund's administrator. Management and administrative services of BISYS include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services.

BISYS also serves as the distributor of the Fund's shares. BISYS may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

The Statement of Additional Information has more detailed information about the Investment Adviser and other service providers.

YEAR 2000

     Like other funds and business organizations around the world, the Fund could be adversely affected if the computer systems used by the Adviser and the Fund's other service providers do not properly process and calculate date-related information for the year 2000 and beyond. In addition, Year 2000 issues may adversely affect companies in which the Fund may invest where, for example, such companies incur substantial costs to address Year 2000 issues or suffer losses caused by the failure to adequately or timely do so.

The Fund has been assured that the Adviser and the Fund's other service providers (i.e., Administrator, Transfer Agent, Fund Accounting Agent, Custodian and Distributor) have developed and are implementing clearly defined and documented plans intended to minimize risks to services critical to the Fund's operations associated with Year 2000 issues. Internal efforts include a commitment to dedicate adequate staff and funding to identify and remedy Year 2000 issues, and specific actions such as inventorying software systems, determining inventory items that may not function properly after December 31, 1999, reprogramming or replacing such systems, and retesting for Year 2000 readiness. The Fund's Adviser and service providers are likewise seeking assurances from their respective vendors and suppliers that such entities are addressing any Year 2000 issues, and each provider intends to engage, where appropriate, in private and industry or "streetwide" interface testing of systems for Year 2000 readiness.

In the event that any systems upon which the Fund is dependent are not Year 2000 ready by December 31, 1999, administrative errors and account maintenance failures would likely occur. While the ultimate costs or consequences of incomplete or untimely resolution of Year 2000 issues by the Adviser or the Fund's service providers cannot be accurately assessed at this time, the Fund currently has no reason to believe that the Year 2000 plans of the Adviser and the Fund's service providers will not be completed by December 31, 1999, or that the anticipated costs associated with full implementation of their plans will have a material adverse impact on either their business operations or financial condition of those of the Fund. The Fund and the Adviser will continue to closely monitor developments relating to this issue, including development by the Adviser and the Fund's service providers of contingency plans for providing back-up computer services in the event of a systems failure or the inability of any provider to achieve Year 2000 readiness. Separately, the Adviser will monitor potential investment risk related to Year 2000 issues.

SHAREHOLDER INFORMATION
-----------------------

PRICING OF FUND SHARES
----------------------

HOW NAV IS CALCULATED

The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:


                                     NAV =

                          TOTAL ASSETS - LIABILITIES
                          --------------------------
                               Number of Shares
                                  Outstanding

You can find the Fund's NAV daily in The Wall Street Journal and other newspapers.


Per share net asset value (NAV) is determined and its shares are priced at the close of regular trading on the New York Stock Exchange, normally at 4:15 p.m. Eastern time on days the Fund's custodian is open.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund less any applicable sales charge as noted in the section on "Distribution Arrangements/Sales Charges." This is what is known as the offering price.


The Fund's securities are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by the Fund's Trustees.

Foreign securities are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. After the value of a foreign security is established and an event occurs which is likely to cause that value to change, the security will be valued at fair value as determined by the Board of Trustees.

SHAREHOLDER INFORMATION
-----------------------

                     PURCHASING AND ADDING TO YOUR SHARES

You may purchase shares through the HSBC Funds Distributor or through banks, brokers, service organizations and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information. See "Service Organizations."

ACCOUNT TYPE                  MINIMUM            MINIMUM
                        INITIAL INVESTMENT     SUBSEQUENT
                                               INVESTMENT
INSTITUTIONAL CLASS
SERVICE CLASS
REGULAR                        $1,000              $50

Automatic Investment
Plan                           $   50              $50
------------------------------------------------------------


All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

A Fund may waive its minimum purchase requirement and the Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders

There are no minimum investment requirements with respect to investments effected through certain automatic purchase and redemption arrangements on behalf of customer accounts maintained at Participating Organizations. The minimum investment requirements may be waived or lowered for investments effected on a group basis by certain other institutions and their employees, such as pursuant to a payroll deduction plan. All funds will be invested in full and fractional shares.

--------------------------------------------------------------------------------
Avoid 31% Tax Withholding

The Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.
--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION
-----------------------

PURCHASING AND ADDING TO YOUR SHARES - CONTINUED

INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

BY REGULAR MAIL

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

All investments made by regular mail or express delivery, whether initial or subsequent, should be sent to:

By regular mail:                                By Express Mail:

     HSBC Funds Trust                                 HSBC Funds Trust
     PO Box 163850
     Columbus, OH 43219                               3435 Stelzer Road
                                                      Columbus, OH 43219

For Initial Investment:
1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later .
2.   Make check, bank draft or money order payable to "HSBC Family of Funds"
3.   Mail or deliver application and payment to the address above.

For Subsequent Investments:
1.   Use the investment slip attached to your account statement.
     Or, if unavailable, provide the following information:
 .    Fund
 .    Amount invested
 .    Account name and number
2.   Make check, bank draft or money order payable to "HSBC Family of Funds"
3.   Mail or deliver investment slip and payment to the address above.

ELECTRONIC PURCHASES

Your bank must participate in the Automated Clearing House (ACH) and must be a United States Bank. Your bank or broker may charge for this service.

Establish electronic purchase option on your account application or call 1-800-634-2536. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-634-2536 to arrange a transfer from your bank account.

SHAREHOLDER INFORMATION
-----------------------

PURCHASING AND ADDING TO YOUR SHARES - CONTINUED


                         ELECTRONIC VS. WIRE TRANSFER

                         Wire transfers allow financial institutions to send
                         funds to each other, almost instantaneously.   With an
                         electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.
                         -------------------------------------------------------


BY WIRE TRANSFER

Telephone the Transfer Agent at 1-800-634-2536 for instructions. Please note your bank will normally charge you a fee for handling this transaction.

--------------------------------------------------------------------------------
You can add to your account by using the convenient options described below.
The Fund reserves the right to change or eliminate these privileges at any time with 60 days notice.
--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION
-----------------------

PURCHASING AND ADDING TO YOUR SHARES - CONTINUED

AUTOMATIC INVESTMENT PLAN

You can make automatic investments in the Fund from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $50, once you've invested the $1,000 minimum required to open the account.

To invest regularly from your bank account:
     .  Complete the Automatic Investment Plan portion on your Account
        Application.
        Make sure you note:
     .  Your bank name, address and account number
     .  The amount you wish to invest automatically (minimum $50)
     . How often you want to invest (every month, 4 times a year, twice a year or once a year)
     .  Attach a voided personal check.

To invest regularly from your paycheck or government check:
Call 1-800-634-2536 for an enrollment form.


DIRECTED DIVIDEND OPTION

By selecting the appropriate box in the Account Application, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in another HSBC Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

--------------------------------------------------------------------------------
Dividends and Distributions
---------------------------

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends are higher for institutional shares than for service shares, because institutional shares have lower distribution expenses. Capital gains are distributed at least annually.


  DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION
    DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A
                                 DISTRIBUTION.
--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION
-----------------------


SELLING YOUR SHARES
-------------------

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares below."


WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.


INSTRUCTIONS FOR SELLING SHARES

If selling your shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

By telephone                      1. Call 1-800-634-2536 with instructions as to how
(unless you have declined         you wish to receive your funds (mail, wire,
 telephone sales privileges)      electronic transfer). (See "General Policies on
                                  Selling Shares--Verifying Telephone Redemptions"
                                  below)

-------------------------------------------------------------------------------------------
By mail                           1. Call 1-800-634-2536 to request redemption forms or
                                  write a letter of instruction indicating:
                                  . your Fund and account number
                                  . amount you wish to redeem
                                  . address where your check should be sent
                                  . account owner signature
                                  2. Mail to:
                                  HSBC Family of Funds
                                  PO Box 163850
                                  Columbus, OH 43219
-------------------------------------------------------------------------------------------
By express delivery service       See instruction 1 above.
(See "General Policies on         2. Send to
 Selling Shares--Redemptions in   HSBC Family of Funds
 Writing Required" below)
                                  3435 Stelzer Road
                                  Columbus, OH 43219

SHAREHOLDER INFORMATION
-----------------------

SELLING YOUR SHARES - CONTINUED


Wire transfer                 Call 1-800-634-2536 to request a wire transfer.
You must indicate this
option on your application.   If you call in your redemption request of $1000 or
                              more by 12:00 noon Eastern time, your payment will
The Fund may charge a wire    normally be wired to your bank on the same
transfer fee.                 business day.
Note: Your financial
institution may also
charge a separate fee.

--------------------------------------------------------------------------------
Electronic Redemptions        Call 1-800-634-2536 to request an electronic
                              redemption.

Your bank must participate    If you call by 4 p.m. Eastern time, the NAV of
in the Automated Clearing     your shares will normally be determined on the
House (ACH) and must be a     same day and the proceeds credited within 8 days.
U.S. bank.

Your bank may charge for
this service.


SYSTEMATIC WITHDRAWAL PLAN
You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. To activate this feature:
 . Make sure you've checked the appropriate box on the Account Application. Or call 1-800-634-2536.
 . Include a voided personal check.
 . Your account must have a value of $10,000 or more to start withdrawals.
 . If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

SHAREHOLDER INFORMATION
-----------------------

SELLING YOUR SHARES - CONTINUED


GENERAL POLICIES ON SELLING SHARES
----------------------------------

REDEMPTIONS IN WRITING REQUIRED
You must request redemption in writing in the following situations:
1. Redemption requests requiring a signature guarantee which include each of the following.
   . Redemptions over $5,000
   . Your account registration or the name(s) in your account has changed within the last 30 days
   . The check is not being mailed to the address on your account
   . The check is not being made payable to the owner of the account
   . The redemption proceeds are being transferred to another Fund account with a different registration.

   A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

VERIFYING TELEPHONE REDEMPTIONS

The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions. Telephone redemption privileges will be suspended for a 30-day period following a telephone address change.

SHAREHOLDER INFORMATION
-----------------------

SELLING YOUR SHARES - CONTINUED

REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT
When you have made your initial investment by check, payment on redemption requests will be delayed until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check.

REFUSAL OF REDEMPTION REQUEST
Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

REDEMPTION IN KIND
The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

CLOSING OF SMALL ACCOUNTS
If your account falls below $500, the Fund may ask you to increase your balance. If it is still below $500 after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

UNDELIVERABLE REDEMPTION CHECKS
For any shareholder who chooses to receive distributions in cash:
If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

SHAREHOLDER INFORMATION
-----------------------

DISTRIBUTION ARRANGEMENTS/SALES CHARGES

This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Fund and ways to qualify for reduced sales charges.

--------------------------------------------------------------------------------
                              SERVICE CLASS                INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
Sales Charge (Load)           Front-end sales charge       None
                              5.00%
                              reduced sales charges
                              available.
--------------------------------------------------------------------------------
Distribution and Service      Subject to annual            None.
 (12b-1) Fee                  distribution and shareholder
                              servicing fees of up to .35%
                              of the Fund's assets.
--------------------------------------------------------------------------------
Service Organization Fee      .35%                         .35%
--------------------------------------------------------------------------------
Fund Expenses                 Higher annual expenses       Lower annual
                              than Institutional Class     expenses than Service
                              Shares.                      Class Shares.

--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION
-----------------------

DISTRIBUTION ARRANGEMENTS/SALES CHARGES - CONTINUED

CALCULATION OF SALES CHARGES

SERVICE CLASS SHARES

Service Class shares are sold at their public offering price. This price includes the initial sales charge. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

INTERNATIONAL EQUITY FUND (Service Class Only)

                                     SALES CHARGE              SALES CHARGE
                                      AS A % OF                  AS A % OF
         YOUR INVESTMENT             OFFERING PRICE            YOUR INVESTMENT
--------------------------------------------------------------------------------
Up to $49,999                             5.00%                    5.26%
--------------------------------------------------------------------------------
$50,000 up to $99,999                     4.50%                    4.71%
--------------------------------------------------------------------------------
$100,000 up to $249,999                   3.75%                    3.90%
--------------------------------------------------------------------------------
$250,000 up to $499,999                   2.50%                    2.56%
--------------------------------------------------------------------------------
$500,000 up to $999,999                   2.00%                    2.04%
--------------------------------------------------------------------------------
$1,000,000 and above                      1.00%                    1.01%
--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION
-----------------------

DISTRIBUTION ARRANGEMENTS/SALES CHARGES - CONTINUED

SALES CHARGE REDUCTIONS
Reduced sales charges for Class A shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

 .    Letter of Intent. By initially investing a minimum of $1,000 and informing the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge.

 .    Rights of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

SALES CHARGE WAIVERS


The following qualify for waivers of sales charges:

 .    Shares purchased by investment representatives through fee-based investment products or accounts.

 .    Proceeds from redemptions from another mutual fund complex within 90 days after redemption, if you paid a front end sales charge for those shares.

 .    Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the Adviser or its affiliates or invested in any HSBC Fund.

 .    Shares purchased for trust or other advisory accounts established with the
     Adviser or its affiliates.

 .    Shares purchased by directors, trustees, employees, and family members of the Adviser and its affiliates and any organization that provides services to the Funds; retired Fund trustees; dealers who have an agreement with the Distributor; and any trade organization to which the Adviser or the Administrator belongs.

REINSTATEMENT PRIVILEGE SERVICE
If you have sold shares and decide to reinvest in the Fund within a 60 day period, you will not be charged the applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 60 days of the date your instructions to sell were processed.

DISTRIBUTION AND SERVICE (12B-1) FEES  (SERVICE SHARES)

  12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment. The 12b-1 fees vary by share class as follows:

  . Service Class shares pay a 12b-1 fee of up to .35% of the average daily net assets of the Fund.

  . Institutional Class shares do not pay a 12b-1 fee. This will cause expenses for Service Class shares to be higher and dividends to be lower than for Institutional Class shares.

Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 distribution and service fees.

SHAREHOLDER INFORMATION
-----------------------

EXCHANGING YOUR SHARES
----------------------

You can exchange your shares that have been held for at least seven days in the Fund for shares of the same class of another HSBC Fund, usually without paying additional sales charges (see "Notes" below). No transaction fees are charged for exchanges.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from the Fund to another are taxable. You should review the prospectus of the HSBC Fund before making an exchange.


INSTRUCTIONS FOR EXCHANGING SHARES
Exchanges may be made by sending a written request to HSBC Family of Funds, PO Box 163850, Columbus OH 43216-3850, or by calling 1-800-634-2536. Please provide the following information:

   .  Your name and telephone number
   .  The exact name on your account and account number
   . Taxpayer identification number (usually your Social Security number) . Dollar value or number of shares to be exchanged
   .  The name of the Fund from which the exchange is to be made
   .  The name of the Fund into which the exchange is being made.

See "Selling your Shares" for important information about telephone transactions. The Funds reserve the right to modify or terminate the exchange privilege upon 60 days written notice.

To prevent disruption in the management of the Funds, due to market timing strategies, exchange activity may be limited to 4 exchanges within a 12 month period.


AUTOMATIC EXCHANGES
You can use the Fund's Automatic Exchange feature to purchase shares of the Fund at regular intervals through regular, automatic redemptions from the Money Market Fund. To participate in the Automatic Exchange:

 . Complete the appropriate section of the Account Application.
 . Keep a minimum of $10,000 in the Money Market Fund and $1,000 in the Fund whose shares you are buying.

To change the Automatic Exchange instructions or to discontinue the feature, you must send a written request to HSBC Family of Funds, P.O. Box 163850, Columbus, Ohio 43216-3850.

NOTES ON EXCHANGES
When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

The registration and tax identification numbers of the two accounts must be identical.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

Be sure to read the Prospectus carefully of any Fund into which you wish to exchange shares.

SHAREHOLDER INFORMATION
-----------------------


DIVIDENDS, DISTRIBUTIONS AND TAXES

Any income the Fund receives in the form of interest or dividends is paid out, less expenses, to its shareholders as dividends. The Fund pays dividends and distributes capital gains at least annually.

An exchange of shares is considered a sale, and any related gains may be subject to applicable taxes.

Taxes on capital gains by the Fund will vary with the length of time the Fund has held the security - not how long you have invested in the Fund.

Dividends are taxable in the year in which they are paid, even if they appear on your account statement the following year. Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

You will be notified in January each year about the federal tax status of distributions made by the Fund. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

Foreign shareholders may be subject to special withholding requirements. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

SERVICE ORGANIZATIONS
---------------------

Various banks, trust companies, broker-dealers (other than the Distributor) and other financial organizations ("Service Organizations") may provide certain administrative services for its customers who invest in the Fund through accounts maintained at that Service Organization. The Fund under servicing agreements with the Service Organization will pay Service Organization an annual rate up to .35 % of the Fund's average daily net assets for these services, which include:

 .    receiving and processing shareholder orders
 .    performing the accounting for the customers sub-accounts
 .    maintaining retirement plan accounts
 .    answering questions and handling correspondence for individual accounts
 .    acting as the sole shareholder of record for individual
 .    issuing shareholder reports and transaction confirmations
 .    performing daily "sweep" functions

Investors who purchase, sell or exchange shares of the Fund through a customer account maintained at a Service Organization may be charged extra for other services which are not specified in the servicing agreement with the Fund but are covered under separate fee schedules provided by the Service Organization to their customers. Customers with accounts at Service Organizations should consult their Service Organization for information concerning their sub-accounts. The Adviser or Administrator also may pay Service Organizations for rendering services to shareholders sub-accounts.

FINANCIAL HIGHLIGHTS


THE FINANCIAL HIGHLIGHTS TABLE IS INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE FOR THE PAST 5 YEARS [OR, IF SHORTER, THE PERIOD OF THE FUNDS' OPERATIONS]. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLE REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THIS INFORMATION HAS BEEN AUDITED BY ERNST & YOUNG LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS, ARE INCLUDED IN [THE SAI OR ANNUAL REPORT], WHICH IS AVAILABLE UPON REQUEST.



INSERT PAST 5 YEARS'
FINANCIAL HIGHLIGHTS
FROM ANNUAL REPORT.



INTERNATIONAL EQUITY FUND FINANCIAL HIGHLIGHTS

  For more information about the Fund, the following documents are available free upon request:

  ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):
  The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

  STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------
  YOU CAN GET FREE COPIES OF REPORTS AND THE SAI, PROSPECTUSES OF OTHER FUNDS IN THE HSBC FAMILY, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE INTERNATIONAL EQUITY FUND BY CONTACTING A BROKER OR BANK THAT SELLS THE FUND. OR CONTACT THE FUND AT:


                             HSBC FAMILY OF FUNDS
                               3435 STELZER ROAD
                             COLUMBUS, OHIO 43219
                           TELEPHONE: 1-800-634-2536

--------------------------------------------------------------------------------

  You can review the Fund's reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:
     . For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.
     .   Free from the Commission's Website at http://www.sec.gov.


   Investment Company Act file no. 811-06057.

                            HSBC MUTUAL FUNDS TRUST

                            Growth and Income Fund
                           International Equity Fund
                               Fixed Income Fund
                          New York Tax-Free Bond Fund

                               3435 Stelzer Road
                             Columbus, Ohio  43219



Information:   (800) 634-2536


                      STATEMENT OF ADDITIONAL INFORMATION

  HSBC Mutual Funds Trust (the "Trust") is an open-end, diversified management investment company with multiple investment portfolios including the GROWTH AND INCOME FUND, the International Equity Fund (the "INTERNATIONAL FUND"), the FIXED INCOME FUND, and the New York Tax-Free Bond Fund (the "NEW YORK FUND") herein referred to individually as a "Fund" and collectively as the "Funds".

  Except for the International Fund, each Fund offers only one class of shares. Each such Fund is subject to a sales load, shareholder servicing and Rule 12b-1 fees. The International Fund offers two classes of shares - the Institutional Class and Service Class shares. The Institutional Class shares are available to customers of financial institutions or corporations on behalf of their customers or employees, or on behalf of any trust, pension, profit sharing or other benefit plan for such customers or employees. The Service Class shares are available to all other investors. The Institutional Class and Service Class shares are identical in all respects, with the exception that Institutional Class shares are not subject to a sales load and do not impose any shareholder servicing or Rule 12b-1 fees. See "Shares of Beneficial Interest" herein.

  Shares of the Funds are primarily offered for sale by BISYS Funds Services, the Distributor, as an investment vehicle for institutions, corporations, fiduciaries and individuals. Certain banks, financial institutions and corporations ("Participating Organizations") have agreed to act as shareholder servicing agents for investors who maintain accounts at the Participating Organizations and to perform certain services for the Funds.

  This Statement of Additional Information is not a prospectus and is only authorized for distribution when preceded or accompanied by the Funds' Prospectuses dated April 30, 1999. This Statement of Additional Information ("SAI") contains additional and more detailed information than that set forth in the Funds' Prospectuses and should be read in conjunction with the Funds' Prospectuses, additional copies of which may be obtained without charge from the Trust. Information regarding the investment performance of each Fund is contained in the respective Fund's Annual Report dated December 31, 1998 which may be obtained, without charge, from the Trust.

                               TABLE OF CONTENTS

                                                                 Page No.
                                                                 --------
    INVESTMENT OBJECTIVES, POLICIES AND RISK FACTORS............      1

    INVESTMENT RESTRICTIONS.....................................     22

    MANAGEMENT..................................................     23

    DETERMINATION OF NET ASSET VALUE............................     35

    PORTFOLIO TRANSACTIONS......................................     35

    PORTFOLIO TURNOVER..........................................     36

    EXCHANGE PRIVILEGE..........................................     36

    REDEMPTIONS.................................................     37

    INCOME TAXES................................................     37

    SHARES OF BENEFICIAL INTEREST...............................     41

    CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTING AGENT.........     43

    INDEPENDENT AUDITORS........................................     45

    FINANCIAL STATEMENTS........................................     45

    APPENDIX....................................................     46

               INVESTMENT OBJECTIVES, POLICIES AND RISK FACTORS

     The investment objective of the GROWTH AND INCOME FUND is to provide investors with long-term growth of capital and current income. The Fund seeks to achieve its objective by investing, under ordinary market conditions, primarily in common stocks, preferred stocks and securities convertible into or with rights to purchase common stocks ("equity securities"). As a matter of fundamental policy, during normal market conditions, at least 65% of the value of the Fund's total assets will be invested in equity securities. The balance of the Fund's assets may be invested in various types of fixed income securities and in money market instruments. Most of the Fund's investments will be securities listed on the New York or American Stock Exchanges or on NASDAQ and may also consist of American Depository Receipts ("ADRs") and investment company securities (see "Other Investment Practices of the Funds" in this Prospectus for further information on these investments). The Adviser expects that the Fund's investments will consist of companies which will be of various sizes and in various industries and may in many cases be leaders in their fields. In addition, the Fund may, within certain limitations as set forth below, lend portfolio securities, enter into repurchase agreements, invest in when-issued and delayed delivery securities and write covered call options. The Fund may use stock index futures, related options and options on stock indices for the sole purpose of hedging the portfolio. The Growth and Income Fund's investments in fixed income securities will primarily consist of securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, and investment grade debt obligations issued or guaranteed by domestic corporations or commercial banks. From time to time, the Fund may also invest up to 5% of its total assets in the debt obligations of foreign issuers. The types of debt obligations in which the Growth and Income Fund will invest include, among others, bonds, notes, debentures, commercial paper, variable and floating rate demand and master demand notes, zero coupon securities and asset-backed and mortgage-related securities.

     The Fund intends to stay invested in the equity securities described above to the extent practicable in light of its investment objective and long-term investment perspective. Under ordinary market conditions, therefore, no more than 35% of the Fund's total assets will be invested in fixed income securities and money market instruments for purposes of meeting the Fund's investment objective of current income. However, for temporary defensive purposes, e.g., during periods in which adverse market changes or other adverse economic conditions warrant as determined by the Adviser, the Fund may invest up to 100% of its total assets in money market instruments as described below.

     The investment objective of the INTERNATIONAL FUND is to seek to provide investors with long-term capital appreciation. The Fund seeks to achieve its objective by investing, under ordinary market conditions, at least 65% of its total assets in equity securities (including American, Global and European Depositary Receipts) issued by companies based outside of the United States. The balance of the Fund's assets will generally be invested in equity securities of companies based in and debt securities of companies and governments issued in the United States and outside the United States including bonds and money market instruments. The Fund may, for temporary defensive purposes, invest up to 100% of its assets in these instruments.

     The investment objective of the FIXED INCOME FUND is generation of high current income consistent with appreciation of capital. The Fund seeks to achieve its objective by investing, under ordinary market conditions, in a variety of fixed-income securities. Under normal conditions, at least 65% of its total assets will be invested in fixed income securities rated at least Baa by Moody's Investors Services or BBB by Standard & Poor's Corporation or which is comparably rated by another rating agency or, if unrated, is determined by the Adviser to be of comparable quality. The balance of the Fund's investments may be invested in variable and floating rate debt securities which meet the issuer and quality standard described above as well as taxable municipal securities and money market securities. The Fixed

Income Fund will base its investment selection upon analysis of prevailing market and economic conditions. Although the Fund has no present intention of doing so, the Fund may utilize options on securities, interest rate futures contracts and options thereon to reduce certain risks to its investments and to attempt to enhance income, but not for speculation.

  The investment objective of the NEW YORK FUND is to provide as high a level of current income exempt from Federal, New York State and New York City income taxes as is consistent with relative stability of capital. As a matter of fundamental policy, the Fund will maintain 80% of net assets in tax-exempt municipal obligations that are not subject to the Federal alternative minimum tax. The Fund may elect to invest 20% of total assets in securities subject to the Federal alternative minimum tax. Generally at least 65% of the Fund's total assets will be invested in bonds of New York issuers. The balance of the Fund may be invested in other New York obligations or other securities that are not New York obligations and therefore subject to New York State and New York City income taxes.

  SHORT-TERM TRADING. Although the Funds will not make a practice of short- term trading, purchases and sales of securities will be made whenever necessary or desirable in the management's view to achieve the investment objective of the Funds. Management does not expect that in pursuing each Fund's investment objective unusual portfolio turnover will be required and intends to keep turnover to a minimum consistent with such investment objective. The management believes unsettled market economic conditions during certain periods require greater portfolio turnover in pursuing the Funds' investment objectives than would otherwise be the case. A higher incidence of portfolio turnover will result in greater transaction costs to the Funds.

  DEPOSITARY RECEIPTS. (Growth and Income Fund and International Fund) The International Fund may invest in the securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and other depositary receipts. The Growth and Income Fund may invest in ADRs only. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. GDRs are issued globally and evidence a similar ownership arrangements. Generally, ADRs in registered form are designed for use in the United States securities markets and EDRs and CDRs in bearer form are designed for use in Europe and GDRs are designed for trading in non-U.S. securities markets. The International Equity Fund may invest in ADRS, EDRs, CDRs and GDRs through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to holders of such receipts in respect of the deposited securities. The Growth and Income Fund intends to invest less than 20% of the Fund's total net assets in ADRs.

  There are certain risks associated with investments in unsponsored depositary programs. Because the non-U.S. company does not actively participate in the creation of the depositary program, the underlying agreement for service and payment will be between the depositary and the shareholder. The company issuing the stock underlying the depositary receipts pays nothing to establish the unsponsored facility, as fees for depositary receipt issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment.

  In an unsponsored depositary program, there also may be several depositaries with no defined legal obligations to the non-U.S. company. The duplicate depositaries may lead to marketplace confusion because there would be no central source of information to buyers, sellers and intermediaries. The efficiency of centralization gained in a sponsored program can greatly reduce the delays in delivery of dividends and annual reports.

  In addition, with respect to all depositary receipts, there is always the risk of loss due to currency fluctuations.

  FOREIGN SECURITIES. (International Fund and Growth and Income Fund)
Investment in securities of foreign issuers may subject the Fund to risks of foreign political, economic and legal conditions and developments that an investor would not encounter investing in equity securities issued by U.S. domestic companies. Such conditions or developments might include favorable or unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets of companies in which the Fund invests, nationalization of such companies, imposition of withholding taxes on dividend or interest payments, and possible difficulty in obtaining and enforcing judgments against a foreign issuer. Also, foreign securities may not be as liquid as, and may be more volatile than, comparable domestic common stocks. In addition, foreign securities markets are generally not as developed or efficient as those in the United States. There is generally less government supervision and regulation of foreign securities exchanges, brokers and companies than in the United States. Furthermore, issuers of foreign securities are subject to different, often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The Fund, in connection with its purchases and sales of foreign securities, other than securities denominated in United States Dollars, is influenced by the returns on the currencies in which the securities are denominated. Currency risk is the risk that changes in foreign exchange rates will affect, favorably or unfavorably, the value of foreign securities held by the Fund. In a period when the U.S. Dollar generally rises against foreign currencies, the value of foreign stocks for a U.S. investor will be diminished. By contrast, in a period when the U.S. Dollar generally declines, the value of foreign securities will be enhanced. Further, brokerage costs in purchasing and selling securities in foreign securities markets generally are higher than such costs in comparable transactions in domestic securities markets, and foreign custodial costs relating to the Fund's portfolio securities are higher than domestic custodial costs.

  Investment in emerging market countries presents risks in greater degree than, and in addition to, those presented by investment in foreign issuers in general. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales of foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had and may continue to have a negative effect on the economies and securities markets of certain emerging market countries.

  SECURITIES OF FOREIGN GOVERNMENTS AND SUPRANATIONAL ORGANIZATIONS. (International Fund and Fixed Income Fund) The Funds may invest in U.S. dollar-denominated debt securities issued by foreign governments, their political subdivisions, governmental authorities, agencies and instrumentalities and supranational organizations. The International Fund can also invest in such obligations denominated in foreign currencies. A supranational organization is an entity designated or supported by the national government of one or more countries to promote economic reconstruction or development. Examples of supranational organizations include, among others, the International Bank for Reconstruction and Development (World Bank), the European Economic Community, the European Coal and Steel Community, the European Investment Bank, the Inter-American Development Bank, the Asian

Development Bank, and the African Development Bank. The Funds may also invest in "quasi-government securities" which are debt obligations issued by entities owned by either a national, state or equivalent government or are obligations of such a government jurisdiction which are not backed by its full faith and credit and general taxingpowers.

  Investing in foreign government and quasi-government securities involves considerations and possible risks not typically associated with investing in obligations issued by the U.S. Government. The values of foreign investments are affected by changes in governmental administration or economic or monetary policy (in the U.S. or other countries) or changed circumstances in dealings between countries. In addition, investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation and lack of uniform accounting and auditing standards.

  WRITING COVERED CALLS. (Growth and Income Fund and International Fund) The Funds may seek to earn premiums by writing covered call options against some of the securities in its portfolio provided the options are listed on a national securities exchange. A call option is "covered" if a Fund owns the underlying securities covered by the call. The purchaser of the call option obtains the right to acquire these securities at a fixed price (which may be less than, the same as, or greater than the current market price of such securities) during a specified period of time. The Fund, as the writer of the option, forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit.

  Each Fund retains the risk of loss should the price of the underlying security decline below the purchase price of the underlying security minus the premium. The aggregate value of the securities subject to options written by a Fund may not exceed 25% of the value of the Fund's net assets.

  To the extent permitted below, the Funds may engage in transactions for the purchase and sale of stock index options, stock index futures contracts and options on stock index futures.

  OPTIONS ON SECURITIES. (International Fund and Fixed Income Fund) Each Fund may write (sell) covered put and call options and purchase put and call options with a value of up to 25% of its total assets. The Funds will engage in options trading principally for hedging purposes. The Funds may write call options on a covered basis only, and will not engage in option writing strategies for speculative purposes.

  Each Fund may purchase call options, but only to effect a "closing transaction"--i.e., to offset an obligation pursuant to a previously written call option to prevent an underlying security from being called, or to permit the sale of the underlying security or the writing of a new option on the security prior to the outstanding option's expiration. Each Fund may also purchase securities with put options, sometimes referred to as stand-by commitments, which are otherwise eligible for investment in amounts not exceeding 10% of its total assets, when a Fund anticipates a decline in the market value of securities in the Fund's portfolio. The Fund will incur costs, in the form of premiums, on options it purchases and may incur transaction costs on options that it exercises. A Fund will ordinarily realize a gain from a put option it has purchased if the value of the securities subject to the option decreases sufficiently below the exercise price to cover both the premium and the transaction costs.

  STOCK INDEX OPTIONS. (Growth and Income Fund and International Fund) The Funds may purchase and write put and call options on stock indexes listed on national securities exchanges for the purpose of hedging their portfolio. A stock index fluctuates with changes in the market values of the stocks included in the index. Some stock index options are based on a broad market index such as the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor's 100. Indexes are also based on an industry or market segment such as the American Stock Exchange Oil & Gas Index or the Computer and Business Equipment Index.

  Options on stock indexes are similar to options on stock, except that (a) the expiration cycles of stock index options are monthly, while those of stock options are currently quarterly, and (b) the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the difference between the closing level of the stock index upon which the option is based and the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

  INVESTMENT IN BOND OPTIONS. (Fixed Income Fund) The Fund may purchase put and call options and write covered put and call options on securities in which the Fund may invest directly and that are traded on registered domestic securities exchanges or that result from separate, privately negotiated transactions with primary U.S. Government securities dealers recognized by the Board of Governors of the Federal Reserve System (i.e., over-the-counter (OTC) options). The writer of a call option, who receives a premium, has the obligation, upon exercise, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put, who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.

  The Fund may write put and call options on bonds only if they are covered, and such options must remain covered as long as the Fund is obligated as a writer. A call option is covered if a Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if the underlying security is held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A put option is covered if a Fund maintains cash, or other liquid assets with a value equal to the exercise price in a segregated account with its custodian.

  The principal reason for writing put and call options is to attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying securities alone. In return for the premium received for a call option, the Fund foregoes the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security decline. In return for the premium received for a put option, the Fund assumes the risk that the price of the underlying security will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss. The Fund may purchase put options in an effort to protect the value of a security it owns against a possible decline in market value.

  STOCK INDEX FUTURES CONTRACTS.  (Growth and Income Fund and International
Fund) The Funds may enter into stock index futures contracts in order to protect the value of their common stock investments. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. As the aggregate market value of the stocks in the index changes, the value of the index also will change. In the event that the index level rises above the level at which the stock index futures contract was sold, the seller of the stock index futures contract will realize a loss determined by the difference between the two index levels at the time of expiration of the stock index futures contract, and the purchaser will realize a gain in that amount. In the event the index level falls below the level at which the stock index futures contract was sold, the seller will recognize a gain determined by the difference between the two index levels at the expiration of the stock index futures contract, and the purchaser will realize a loss in that amount. Stock index futures contracts expire on a fixed date, currently one to seven months from the date of the contract, and are settled upon expiration of the contract. The Funds will sell stock index futures only if the amount resulting from the multiplication of the then current level of the indices upon which such futures contracts are based, and the number of futures contracts which would be outstanding, do not exceed one-third of the value of the Fund's net assets.

  When a futures contract is executed, each party deposits with a broker or in a segregated custodial account up to 5% of the contract amount, called the "initial margin," and during the term of the contract, the amount of the deposit is adjusted based on the current value of the futures contract by payments of variation margin to or from the broker or segregated account.

  Each Fund intends to utilize stock index futures contracts only for the purpose of attempting to protect the value of its common stock portfolio in the event of a decline in stock prices and, therefore, usually will be the seller of stock index futures contracts. This risk management strategy is an alternative to selling securities in a portfolio and investing in money market instruments. Also, stock index futures contracts may be purchased to protect the Fund against an increase in prices of stocks which the Fund intends to purchase. If a Fund is unable to invest its cash (or cash equivalents) in stock in an orderly fashion, the Fund could purchase a stock index futures contract which may be used to offset any increase in the price of the stock. However, it is possible that the market may decline instead, resulting in a loss on the stock index futures contract. If the Fund then concludes not to invest in stock at that time, or if the price of the securities to be purchased remains constant or increases, the Fund will realize a loss on the stock index futures contract that is not offset by a reduction in the price of securities purchases. The Funds also may buy or sell stock index futures contracts to close out existing futures positions.

  OPTIONS ON STOCK INDEX FUTURES. (Growth and Income Fund and International
Fund) The Funds may purchase and write call and put options on stock index futures contracts which are traded on a United States or foreign exchange or board of trade. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the option period. Upon exercise of the option, the writer of the option is obligated to convey the appropriate futures position to the holder of the option. If an option is exercised on the last trading day before the expiration date of the option, a cash settlement will be made in an amount equal to the difference between the closing price of the futures contract and the exercise price of the option.

  The Funds may use options on stock index futures contracts solely for bona fide hedging or other appropriate risk management purposes. If a Fund purchases a call (put) option on a futures contract, it benefits from any increase (decrease) in the value of the futures contract, but is subject to the risk of decrease (increase) in value of the futures contract. The benefits received are reduced by the amount of the premium and transaction costs paid by the Fund for the option. If market conditions do not favor the exercise of the option, the Fund's loss is limited to the amount of such premium and transaction costs paid by the Fund for the option.

  If a Fund writes a call (put) option on a stock index futures contract, the Fund receives a premium but assumes the risk of a rise (decline) in value in the underlying futures contract. If the option is not exercised, the Fund gains the amount of the premium, which may partially offset unfavorable changes due to interest rate or currency exchange rate fluctuations in the value of the securities held or to be acquired for the Fund's portfolio. If the option is exercised, the Fund will incur a loss, which will be reduced by the amount of the premium it receives. However, depending on the degree of correlation between changes in the value of its portfolio securities (or the currency in which they are denominated) and changes in the value of futures positions, the Fund's losses from writing options on futures may be partially offset by favorable changes in the value of portfolio securities or in the cost of securities to be acquired.

  The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. The Funds' ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market. The Funds will sell options on futures and on stock indices only to close out existing hedge positions.

  Writing of options involves the risk that there will be no market in which to effect a closing transaction. An exchange-traded option may be closed out only on an exchange that provides a secondary market for an option of the same series. Over-the-counter ("OTC") options are not generally terminable at the option of the writer and may be closed out only by negotiation with the holder. There is also no assurance that a liquid secondary market on an exchange will exist. In addition, because OTC options are issued in privately negotiated transactions exempt from registration under the Securities Act of 1933, there is no assurance that a Fund will succeed in negotiating a closing out of a particular OTC option at any particular time. If the Fund, as covered call option writer, is unable to effect a closing purchase transaction in the secondary market or otherwise, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

  The staff of the United States Securities and Exchange Commission (the "SEC") has taken the position that purchased options not traded on registered domestic securities exchanges and the assets used as cover for written options not traded on such exchanges are generally illiquid securities. However, the staff has also opined that, to the extent a mutual fund sells an OTC option to a primary dealer that it considers creditworthy and contracts with such primary dealer to establish a formula price at which the fund would have the absolute right to repurchase the option, the fund would only be required to treat as illiquid the portion of the assets used to cover such option equal to the formula price minus the amount by which the option is in-the-money. Pending resolution of the issue, the Fund will treat such options and, except to the extent permitted through the procedure described in the preceding sentence, assets as subject to the Fund's limitation on investments in securities that are not readily marketable.

  Each Fund's successful use of stock index futures contracts, options on such contracts and options on indices depends upon the Adviser's ability to predict the direction of the market and is subject to various additional risks. The correlation between movements in the price of the futures contract and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases in the case of stock index futures as the composition of a Fund's portfolio diverges from the composition of the relevant index. Such imperfect correlation may prevent a Fund from achieving the intended hedge or may expose a Fund to risk of loss. In addition, if a Fund purchases futures to hedge against market advances before it can invest in common stock in an advantageous manner and the market declines, a Fund might create a loss on the futures contract. Particularly in the case of options on stock index futures and on stock indices, a Fund's ability to establish and maintain positions will depend on market liquidity. The successful utilization of hedging and risk management transactions requires skills different form those needed in the selection of the Fund's portfolio securities. The Funds believe that the Adviser possesses the skills necessary for the successful utilization of hedging and risk management transactions.

  Positions in options, futures and options on futures may be closed out only on an exchange which provides a secondary market for such purposes. There can be no assurance that a liquid secondary market will exist for any particular option, futures contract or related option at any specific time. Thus, it may not be possible to close such an option or futures position which could have an adverse impact on a

Fund's ability to effectively hedge its securities. A Fund will enter into an option or futures position only if there appears to be a liquid secondary market for such options or futures.

  Pursuant to undertakings with the Commodity Futures Trading Commission ("CFTC"), (i) each Fund has agreed to restrict the use of futures and related options only for the purpose of hedging, as such term is defined in the CFTC's rules and regulations; (ii) the Funds will not enter into futures and related transactions if, immediately thereafter, the sum of the margin deposits on a Fund's existing futures and related options positions and the premiums paid for related options would exceed 5% of the market value of such Fund's total assets after taking into account unrealized profits and unrealized losses on any such contract; (iii) the Funds will not market, and are not marketing, themselves as commodity pools or otherwise as vehicles for trading in commodity futures and related options; and (iv) the Funds will segregate assets to cover the futures and options.

  INTEREST RATE FUTURES CONTRACTS AND OPTIONS THEREON. (International Fund and Fixed Income Fund) The Funds may use interest rate futures contracts ("futures contracts") principally as a hedge against the effects of interest rate changes. A futures contract is an agreement to purchase or sell a specified amount of designated debt securities for a set price at a specified future time. At the time it enters into a futures transaction, the Fund is required to make a performance deposit (initial margin) of cash or liquid securities with its custodian in a segregated account in the name of the futures broker. Subsequent payments of "variation margin" are then made on a daily basis, depending on the value of the futures which is continually "marked to market."

  The Fund is permitted to engage in bona fide hedging transactions (as defined in the rules and regulations of the Commodity Futures Trading Commission) without any quantitative limitations. Futures and related option transactions which are not for bona fide hedging purposes may be used provided the total amount of the initial margin and any option premiums attributable to such positions does not exceed 5% of the Fund's liquidating value after taking into account unrealized profits and unrealized losses, and excluding any in-the-money option premiums paid. The Fund will not market, and is not marketing, itself as a commodity pool or otherwise as a vehicle for trading in futures and related options. The Fund will segregate assets to cover the futures and options. If the market moves favorably after the Fund enters into an interest rate futures contract as a hedge against anticipated adverse market movements, the benefits from such favorable market movements on the value of the securities so hedged will be offset in whole or in part, by a loss on the futures contract.


  The Fund may engage in futures contract sales to maintain the income advantage from continued holding of a long-term security while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term security prices. If, however, securities prices rise, the Fund would realize a loss in closing out its futures contract sales that would offset any increases in prices of the long-term securities it holds.

  OPTIONS ON INTEREST RATE FUTURES CONTRACTS. (International Equity Fund and Fixed Income Fund) Each Fund may purchase put and call options on interest rate futures contracts. Each Fund may also write (sell) put and call options on such futures contracts. As with futures contracts, the Funds will purchase or sell options on interest rate futures contracts solely for bona fide hedging purposes and not as a means of speculative trading. An option on a futures contract gives the purchaser the right, but not the obligation, in return for the premium paid, to assume (in the case of a call) or sell (in the case of a put) a position in a specified underlying futures contract (which position may be a long or short position) a specified exercise price at any time during the option exercise period. Sellers of options on futures contracts, like buyers and sellers of futures contracts, make an initial performance deposit and are subject to calls for variation margin.

  FORWARD FOREIGN EXCHANGE CONTRACTS. (International Fund) The Fund may conduct its foreign currency exchange transactions on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market or by entering into forward foreign exchange contracts. A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and its customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.


  At the maturity of a forward contract, the Fund may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

  The Fund may enter into forward foreign exchange contracts in several circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividend or interest payments on such a security which it holds, the Fund may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying transactions, a Fund will attempt to protect itself against an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

  Additionally, when management of the Fund believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the dollar value of only a portion of the Fund's foreign assets.

  The Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. The Fund's custodian will place cash or readily marketable securities into a segregated account of the Fund in an amount equal to the value of the Fund's total assets committed to the consummation of forward foreign exchange contracts requiring the Fund to purchase foreign currencies or forward contracts entered into for non-hedging purposes. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts.

  The Fund generally will not enter into forward contracts with a term of greater than one year. Using forward contracts to protect the value of the Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which the Fund can achieve at some future point in time.

  While the Fund will enter into forward contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks and, while the Fund may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for a Fund than if it had not engaged in any such transactions. Moreover, there may be imperfect correlation between the Fund's portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may prevent the Fund from achieving a complete hedge or may expose the Fund to risk of foreign exchange loss.

   OPTIONS ON CURRENCIES. (International Fund) The Fund will purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage the Fund's exposure to changes in dollar exchange rates. Call options on foreign currency written by the Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency. With respect to put options on foreign currency written by the Fund, the Fund will establish a segregated account with its custodian bank consisting of cash or liquid securities in an amount equal to the amount the Fund would be required to pay upon exercise of the put.

  RISKS INVOLVING FUTURES TRANSACTIONS. Transactions by the Funds in futures contracts and options thereon involve certain risks. One risk in employing futures contracts and options thereon to protect against cash market price volatility is the possibility that futures prices will correlate imperfectly with the behavior of the prices of the securities in a Fund's portfolio (the portfolio securities will not be identical to the securities underlying the futures contracts). In addition, commodity exchanges generally limit the amount of fluctuation permitted in futures contract and option prices during a single trading day, and the existence of such limits may prevent the prompt liquidation of futures and option positions in certain cases. Inability to liquidate positions in a timely manner could result in the Fund incurring larger losses than would otherwise be the case.

  OPTION PREMIUMS. (Growth and Income Fund and International Fund) In order to comply with certain state securities regulations, the Funds have agreed to limit maximum premiums paid on put and call options on other than futures contracts to less than 2% of each Fund's net assets at any one time.

  U.S. GOVERNMENT SECURITIES. (Growth and Income Fund and Fixed Income Fund) The Funds may invest in all types of securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities, including U.S. Treasury obligations with varying interest rates, maturities and dates of issuance, such as U.S. Treasury bills (maturities of one year or less) U.S. Treasury notes (generally maturities of one to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years) and obligations issued or guaranteed by U.S. Government agencies or which are supported by the full faith and credit pledge of the U.S. Government. In the case of U.S. Government obligations which are not backed by the full faith and credit pledge of the United States, the Funds must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States in the event the agency or instrumentality is unable to meet its commitments. Such securities may also include securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government, its agencies, authorities or instrumentalities and participations in loans made to foreign governments or their agencies that are substantially guaranteed by the U.S. Government (such as Government Trust Certificates). See "Mortgage-Related Securities" and "Asset-Backed Securities" below.

  MORTGAGE-RELATED SECURITIES. (Growth and Income Fund and Fixed Income Fund) Each Fund may, consistent with its investment objective and policies, invest in mortgage-related securities.

  Mortgage-related securities, for purposes of the Funds' Prospectus and this SAI, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government

National Mortgage Association and government-related organizations such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to a Fund. Similarly, because the average life of mortgage related securities may lengthen with increases in interest rates, the portfolio weighted average life of the mortgage-related securities in which the Fund invests may at times lengthen due to this effect. Under these circumstances, the Adviser may, but is not required to, sell securities in order to maintain an appropriate portfolio average life.

  Regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the yield and total return a Fund will receive when these amounts are reinvested.

  There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities, and among the securities that they issue. Mortgage-related securities created by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes"), which are guaranteed as to the timely payment of principal and interest and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Government to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. The FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC currently guarantees timely payment of interest and either timely payment of principal or eventual payment of principal depending upon the date of issue. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due based on its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

  In addition to GNMA, FNMA or FHLMC certificates, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate, the Funds also may invest in mortgage pass-through securities, where all interest payments go to one class of holders ("Interest Only Securities" or "IOs") and all principal payments go to a second class of holders ("Principal

Only Securities" or "POs"). These securities are commonly referred to as mortgage-backed security strips or MBS strips. The yields to maturity on IOs and POs are particularly sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IOs. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the return on POs could be adversely affected. Each Fund will treat IOs and POs as illiquid securities except for IOs and POs issued by U.S. Government agencies and instrumentalities backed by fixed-rate mortgages, whose liquidity is monitored by the Adviser subject to the supervision of the Board of Trustees.

  The Funds may also invest in certain Collateralized Mortgage Obligations ("CMOs") and Real Estate Mortgage Investment Conduits ("REMICs") which are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Interest and prepaid principal on a CMO or REMIC are paid monthly or semi-annually. CMOs and REMICs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. CMOs and REMICs are structured into multiple classes, with each class bearing a different expected maturity. Payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes generally receive principal only after the earlier classes have been retired. To the extent a particular CMO or REMIC is issued by an investment company, the Fund's ability to invest in such CMOs or REMICs will be limited. The Funds will not invest in the residual interests of REMICs.

The Adviser expects that new types of mortgage-related securities may be developed and offered to investors. The Adviser will, consistent with each Funds' investment objectives, policies and quality standards, consider making investments in such new types of mortgage-related securities.

  The yield characteristics of mortgage-related securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Fund purchases a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Alternatively, if Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity.

  Like other bond investments, the value of mortgage-backed securities will tend to rise when interest rates fall and to fall when interest rates rise. Their value may also be affected by changes in the market's perception of the creditworthiness of the entity issuing or guaranteeing them or by changes in government regulations and tax policies. The magnitude of these fluctuations generally will be greater when the average maturity of a Fund's portfolio securities is longer.

  Assumptions generally accepted by the industry concerning the probability of early payment may be used in the calculation of maturities for debt securities that contain put or call provisions, sometimes resulting in a calculated maturity different than the stated maturity of the security.

   ASSET-BACKED SECURITIES. (Growth and Income Fund and Fixed Income Fund) Through the use of trusts and special purpose subsidiaries, various types of assets, primarily home equity loans and automobile and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above or in a pay-through structure similar to the collateralized mortgage structure. Consistent with the Fund's investment objectives, policies and quality standards, each Fund may invest in these and other types of asset-backed securities which may be developed in the future.

  Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the complete benefit of a security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities. The risks associated with asset-backed securities are often reduced by the addition of credit enhancements as a letter of credit from a bank, excess collateral or a third-party guarantee.


  ZERO COUPON SECURITIES. (Growth and Income Fund and Fixed Income Fund) The Funds may invest in zero coupon securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are more sensitive to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.

  The Funds may invest in separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently. Under the STRIPS (Separate Trading of Registered Interest and Principal of Securities) program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.

  Current Federal income tax law requires that a holder of a zero coupon security report as income each year the portion of the original issue discount on such security that accrues that year, even though the holder receives no cash payments of interest during the year.


  VARIABLE AND FLOATING RATE DEMAND AND MASTER DEMAND NOTES. (Growth and Income Fund and Fixed Income Fund) Each Fund may, from time to time, buy variable or floating rate demand notes issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity over one year but carry with them the right of the holder to put the securities to a remarketing agent or other entity at designated time intervals and on specified notice. The obligation of the issuer of the put to repurchase the securities may be backed by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest. Generally, the remarketing agent will adjust the interest rate every seven days (or at other specified intervals) in order to maintain the interest rate at the prevailing rate for securities with a seven-day or other designated maturity. Each Fund's investment in demand instruments which provide that the Fund will not receive the principal note amount within seven days' notice, in combination with the Fund's other investments which are not readily marketable, will be limited to an aggregate total of 15% of the Fund's net assets.

  Each Fund may also buy variable rate master demand notes. The terms of the obligations permit the Fund to invest fluctuating amounts at varying rates of interest pursuant to direct arrangements between a Fund, as lender, and the borrower. These instruments permit weekly and, in some instances, daily changes in the amounts borrowed. Each Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount and the borrower may repay up to the full amount of the note without penalty. The notes may or may not be backed by bank letters of credit. Because the notes are direct lending arrangements between a Fund and the borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them, although they are redeemable (and, thus, immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. In connection with any such purchase and on an ongoing basis, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes make demand simultaneously. While master demand notes, as such, are not typically rated by credit rating agencies, each Fund may, under its minimum rating standards, invest in them only if, at the time of an investment, the issuer meets the criteria set forth in this Prospectus for investment in money market instruments.

  LOANS OF PORTFOLIO SECURITIES. (All Funds) Each Fund may, subject to the restrictions set forth under "Investment Restrictions," make loans of portfolio securities to brokers, dealers and financial institutions if cash or cash equivalent collateral, including letters of credit, equal to at least 102% of the current market value of the securities loaned (including accrued dividends and interest thereon) plus the interest payable with respect to the loan is maintained by the borrower with the lending Fund in a segregated account. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. In determining whether to lend a security to a particular broker, dealer or financial institution, the Adviser will consider all relevant facts and circumstances, including the creditworthiness of the broker, dealer or financial institution and whether the income to be earned from the loan justifies the attendant risks. The Funds will not enter into any portfolio security lending arrangement having a duration of longer than one year. Any securities which a Fund may receive as collateral will not become part of the Fund's portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof which is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay a Fund an amount equal to any accrued income on those securities, and the Fund may invest the cash collateral and earn additional income or receive an agreed upon fee from a borrower which has delivered cash equivalent collateral.

  The Funds will not loan securities having an aggregate value which exceeds 33 1/3% of the current value of the Fund's total assets. Loans of securities will be subject to termination at the lender's or the borrower's option. The Fund may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated portion of the interest or fee earned with respect to the collateral to the borrower or the placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Fund, its investment adviser or subadviser.


  REPURCHASE AGREEMENTS. (All Funds) Each Fund may invest in securities pursuant to repurchase agreements, whereby the seller agrees to repurchase such securities at the Fund's cost plus interest within a specified time (generally one day). While repurchase agreements involve certain risks not associated with direct investments in the underlying securities, the Funds will follow procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized banks and registered broker-dealers having creditworthiness determined by the Adviser to be substantially equivalent to that of issuers of debt securities rated investment grade. In addition, the Funds' repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement, and that the Fund's custodian will take possession of such collateral. In the event of a default or bankruptcy by the seller, the Fund will seek to liquidate such collateral. The Adviser will continually monitor the value of the underlying securities to ensure that their value always equals or exceeds the repurchase price plus accrued interest. However, the exercise of the Funds' right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. Repurchase agreements are considered to be loans by an investment company under the 1940 Act. It is the current policy of the Funds (except the International
Fund) not to enter into repurchase agreements exceeding in the aggregate 10% (15% in the case of the Fixed Income Fund) of the market value of the Fund's total assets.

  Repurchase agreements may involve certain risks. If the seller in the transaction becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code, recent amendments to the Bankruptcy Code permit the Funds to exercise a contractual right to liquidate the underlying securities. However, if the seller is a stockbroker or other entity not afforded protection under the Bankruptcy Code, an agency having jurisdiction over the insolvent entity may determine that a Fund does not have the immediate right to liquidate the underlying securities. If the seller defaults, a Fund might incur a loss if the value of the underlying securities declines. A Fund may also incur disposition costs in connection with the liquidation of the securities. While the Funds' management acknowledges these risks, it is expected that they can be controlled through selection criteria established by the Board of Trustees and monitoring procedures.

  ILLIQUID SECURITIES. (All Funds) A Fund will not invest in illiquid securities if immediately after such investment more than 15% of such Fund's net assets (taken at market value) would be invested in such securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended ("Securities Act"), securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

  In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

  Each Fund may also invest in restricted securities issued under Section 4(2) of the Securities Act, which exempts from registration "transactions by an issuer not involving any public offering." Section 4(2) instruments are restricted in the sense that they can only be resold through the issuing dealer and only to institutional investors; they cannot be resold to the general public without registration. Restricted securities issued under Section 4(2) of the Securities Act will be treated as illiquid and subject to the Fund's investment restriction on illiquid securities.

  The Commission has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act applicable to resales of certain securities to qualified institutional buyers. The Adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of

Securities Dealers, Inc. (the "NASD"). Consequently, it is the intent of the Funds to invest, pursuant to procedures established by the Board of Trustees and subject to applicable investment restrictions, in securities eligible for resale under Rule 144A which are determined to be liquid based upon the trading markets for the securities.

  The Adviser will monitor the liquidity of restricted securities in each Fund's portfolio under the supervision of the Trustees. In reaching liquidity decisions, the Adviser will consider, among other things, the following factors:
(1) the frequency of trades and quotes for the security over the course of six months or as determined in the discretion of the Adviser; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers over the course of six months or as determined in the discretion of the Adviser; (3) dealer undertakings to make a market in the security; (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer); and (5) other factors, if any, which the Adviser deems relevant. The Adviser will also monitor the purchase of Rule 144A securities to assure that the total of all Rule 144A securities held by a Fund does not exceed 15% of the respective Fund's average daily net assets. Rule 144A securities which are determined to be liquid based upon their trading markets will not, however, be required to be included among the securities considered to be illiquid for purposes of Investment Restriction No. 9.

  INVESTMENT COMPANY SECURITIES. (All Funds) Each Fund may invest up to 10% of its total assets in securities issued by other investment companies. Such securities will be acquired by the Fund within the limits prescribed by the Investment Company Act of 1940, as amended (the "1940 Act"), which include a prohibition against a Fund investing more than 10% of the value of its total assets in such securities. Investors should recognize that the purchase of securities of other investment companies results in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such companies including operating costs, and investment advisory and administrative services fees. Each Fund may not invest more than 5% of its total assets in the securities of any one investment company.

  LONG-TERM AND SHORT-TERM CORPORATE DEBT OBLIGATIONS. (International Fund, Growth and Income Fund and Fixed Income Funds) The Funds may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures, commercial paper and variable rate demand notes. The bank obligations in which each Fund may invest are certificates of deposit, bankers' acceptances, and fixed time deposits. The Adviser, in choosing corporate debt securities on behalf of the Fund will evaluate each issuer based on (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and, (iii) other considerations the Adviser deems appropriate. Except for temporary defensive purposes, the International Fund is limited to 20% of its total assets in these types of securities and the Growth and Income Fund is limited to 5% of its total assets.

  The Funds will not purchase corporate debt securities rated below Baa by Moody's Investors Service ("Moody's") or BBB by Standard & Poor's Corporation ("S&P") or to the extent certain U.S. or foreign debt obligations are unrated or rated by other rating agencies, result in comparable quality. While "Baa"/"BBB" and comparable unrated securities may produce a higher return than higher rated securities, they are subject to a greater degree of market fluctuation and credit risk than the higher quality securities in which the Fund may invest and may be regarded as having speculative characteristics as well.

  After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. However, the Adviser will consider such event in its determination of whether the Fund should continue to hold the security. A security which has had its rating downgraded or revoked may be subject to greater risk of principal and income, and often involve greater volatility of price, than securities in the higher rating categories. Such securities are also subject to greater credit risks (including, without limitation, the possibility of default by or bankruptcy of the issuers of such securities) than securities in higher rating categories. To the extent the ratings given by a rating agency may change as a result of changes in such organization or its rating systems, the Fixed Income Fund will attempt to conform its ratings systems to such changes as standards for investments in accordance with the investment policies contained in the Prospectus and in this SAI.

  Investment in obligations of foreign issuers may present a greater degree of risk than investment in domestic securities because of less publicly available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions.

  CONVERTIBLE SECURITIES. (Growth and Income Fund and International Fund) The Fund may invest in convertible securities which have characteristics similar to both fixed income and equity securities. Convertible securities pay a stated rate of interest and generally are convertible into the issuer's common stock at a stated conversion price prior to call or redemption. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, the Fund's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.

  WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES. (All Funds) The Funds may purchase securities on a when-issued or delayed-delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the transaction. The New York Fund will only make commitments to purchase municipal obligations on a when-issued basis with the intention of actually acquiring the securities but may sell them before the settlement date if it is deemed advisable. The when-issued securities are subject to market fluctuation and no interest accrues to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself in which case there could be an unrealized loss at the time of delivery.

  Each Fund will maintain liquid assets in segregated accounts with its custodian in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments. It is the current policy of the International Equity Fund not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Fund's total assets, less liabilities other than the obligations created by when-issued commitments.

  INVESTMENTS IN MUNICIPAL SECURITIES (the Fixed Income Fund). The Fixed Income Fund may, when deemed appropriate by the Adviser and consistent with the investment objective of the Fund, invest in obligations of state and local governmental issuers which carry taxable yields that are comparable to yields of other fixed-income instruments of comparable quality or, which the Adviser believes possess the possibility of capital appreciation. Municipal obligations may include bonds which may be categorized as either "general obligation" or "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are secured by the net revenue derived from a particular facility or group of facilities or, in some cases, the proceeds of a special excise or other specific revenue source, but not by the general taxing power.

  The Fund may also invest in municipal notes rated at least MIG-1 by Moody's or SP-1 by S&P. Municipal notes will consist of tax anticipation notes, bond anticipation notes, revenue anticipation notes and construction loan notes. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer.


  The Fund may also invest in municipal commercial paper, provided such commercial paper is rated at least "Prime-1" by Moody's or "A-1" by S&P or, if unrated, is of comparable investment quality as determined by the Adviser.

  MONEY MARKET SECURITIES. (Fixed Income Fund and International Fund) Under normal market conditions, the Fund may invest up to 20% of its total assets in various money market instruments such as bank obligations, commercial paper, variable rate master demand notes, shares of money market mutual funds, bills, notes and other obligations issued by a U.S. company, the U.S. Government, a foreign company or a foreign government, its agencies or instrumentalities denominated in U.S. dollars. For temporary defensive purposes, each Fund may invest 100% of its total assets in such money market instruments subject to certain restrictions. All money market instruments will be limited to those which carry a rating of MIG-1 or P-1 by Moody's or SP-1 or A-1 by S&P, or which are comparably rated by another rating agency or, if unrated, are of comparable quality as determined by the Adviser pursuant to guidelines established and regularly reviewed by the Board of Trustees. During times when the Fund is maintaining a temporary defensive posture, it may be unable to achieve fully its investment objective.

(Growth and Income Fund) The Fund's investments in money market instruments will consist of (i) short-term obligations of the U.S. Government, its agencies and instrumentalities; (ii) other short-term debt securities rated A or higher by Moody's or S&P or, if unrated, of comparable quality in the opinion of the Adviser; (iii) commercial paper, including master demand notes; (iv) bank obligations, including certificates of deposit, bankers' acceptances and time deposits; and (v) repurchase agreements. At the time the Growth and Income Fund invests for temporary defensive purposes in any commercial paper, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody's or S&P, or the issuer's parent corporation must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by S&P or, if no such ratings are available, the investment must be of comparable quality in the opinion of the Adviser. During times when the Fund is maintaining a temporary defensive posture, it may be unable to achieve fully its investment objective.


  MUNICIPAL OBLIGATIONS. (New York Fund) To attempt to attain its investment objective, the Fund invests in a broad range of Municipal Obligations which meet the rating standards described in the Prospectus. The tax-exempt status of a Municipal Obligation is determined by the issuer's bond counsel at the time of the issuance of the security. Municipal Obligations, which pay interest that is excludable from gross income for Federal income tax purposes and which are debt obligations issued by or on behalf of states, cities, municipalities and other public authorities, include:

  MUNICIPAL BONDS. Municipal bonds are issued to obtain funds for various public purposes, including the construction of schools, highways and other public facilities, for general operating expenses and for making loans to other public institutions. Industrial development and pollution control bonds are municipal bonds which are issued by or on behalf of public authorities to provide funding for the construction, equipment, repair and improvement of various privately operated facilities.

  Municipal bonds may be categorized as "general obligation" or "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and general taxing power for the payment of principal and interest. Revenue bonds are secured by the net revenue derived from a particular facility or group of facilities or, in some cases, the proceeds of a special excise or other specific revenue source, but not by the general taxing power. Industrial development and pollution control bonds (now generally referred to as "private activity bonds") are, in most cases, revenue bonds and do not generally carry the pledge of the credit of the issuing municipality or public authority.

  MUNICIPAL NOTES. Municipal notes include, but are not limited to, tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes and project notes. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer. Project notes are issued by local housing authorities to finance urban renewal and public housing projects and are secured by the full faith and credit of the United States Government. Investments in municipal notes are limited to notes which are rated at the date of purchase "MIG-2" or better ("VMIG-2" or better in the case of variable rate notes) by Moody's or "SP-2" or better by S&P or comparably rated by other NRSROs, or, if not rated, are in the opinion of the New York Fund's investment adviser, of comparable investment quality. (See Appendix for description of ratings.)

  MUNICIPAL COMMERCIAL PAPER. Municipal commercial paper is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. It is paid from the general revenues of the issuer or refinanced with additional issuances of commercial paper or long-term debt. Investments in municipal commercial paper are limited to issues rated "Prime-2" or better by Moody's or "A-2" or better by S&P or comparably rated by other NRSROs, or, if not rated, are in the opinion of the Fund's Adviser of comparable investment quality.

  After purchase by the New York Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. However, the Adviser will consider such event in its determination of whether the New York Fund should continue to hold the security. To the extent the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, the New York Fund will attempt to conform its rating systems to such changes as standards for investments in accordance with the investment policies contained in this Prospectus and in the Statement of Additional Information.


  Although an investment in the New York Fund is not insured, certain of the municipal obligations purchased by the New York Fund may be insured as to principal and interest by companies that provide insurance for municipal obligations. These obligations are identified as such in the New York Fund's financial statements.

  For purposes of diversification under the Investment Company Act of 1940, (the "1940 Act") the identification of the issuer of New York Municipal Obligations depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision would be regarded as the sole issuer. Similarly, in the case of an industrial development bond or pollution control bond, if the bond is backed only by the assets and revenues of the non-governmental user, the non-governmental user would be deemed to be the sole issuer. If in either case the creating government or another entity guarantees an obligation, the guarantee would be considered a separate security and be treated as an issue of such government or entity.

NEW YORK OBLIGATIONS

  The New York Fund's assets will be invested primarily in municipal obligations that are exempt from Federal, New York State and New York City income tax in the opinion of bond counsel to the issuer and in participation certificates in such obligations purchased from banks, insurance companies and other financial institutions. Dividends paid by the New York Fund which are attributable to interest income on tax-exempt obligations of the State of New York and its political subdivisions, and of Puerto Rico, other U.S. territories or possessions and their political subdivisions will be exempt from Federal, New York State and New York City personal and corporate income taxes. The New York Fund may purchase municipal obligations issued by other states, their agencies and instrumentalities, the interest income on which will be exempt from Federal income tax but will be subject to New York State and New York City personal and corporate income taxes. As a matter of fundamental policy, the New York Fund will invest no less than 80% of its net assets in New York obligations.

  Opinions relating to the validity of municipal obligations (including New York Obligations) and to the exemption of interest thereon from Federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Trust nor the Adviser will review the proceedings relating to the issuance of municipal obligations or the basis for such opinions.

  The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities. Any of these effects could have a significant impact on the prices of some or all of the municipal securities held by the Fund.

  THE NEW YORK FUND'S INVESTMENT IN TAXABLE SECURITIES. As described in the Prospectus, the Fund may, with certain limitations, elect to invest in certain taxable securities and repurchase agreements with respect to those securities. The New York Fund may elect to invest up to 20% of the current value of its total assets in securities subject to the Federal alternative minimum tax. In addition, the Fund may invest up to 100% of its total assets in these and other taxable securities to maintain a temporary "defensive" posture when, in the opinion of the Fund's investment adviser, it is advisable to do so. During times when the Fund is maintaining a temporary defensive posture, it may be unable to fully achieve its investment objective.

  The types of taxable securities (in addition to "alternative minimum tax" securities) in which the Fund may invest are limited to the following money market instruments which have remaining maturities not exceeding one year: (i) obligations of the United States Government, its agencies or instrumentalities;
(ii) negotiable certificates of deposit and bankers' acceptances of United States banks which have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation; (iii) domestic commercial paper rated "P-1" by Moody's or "A-1" or "A-1+" by S&P or comparably rated by another nationally recognized statistical rating organization; and (iv) repurchase agreements. The Fund also has the right to hold cash equivalents of up to 100% of its total assets when the Fund's investment adviser deems it necessary for temporary defensive purposes.

  SECURITIES WITH PUT RIGHTS. (New York Fund) When the Fund purchases municipal obligations it may obtain the right to resell them, or "put" them, to the seller at an agreed upon price within a specific period prior to their maturity date. These transactions are also known as "stand-by commitments."

  The amount payable to the Fund by the seller upon its exercise of a put will normally be (i) the Fund's acquisition cost of the securities (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during the period the securities were owned by the Fund. Absent unusual circumstances, the Fund values the underlying securities at their amortized cost. Accordingly, the amount payable by a broker-dealer or bank during the time a put is exercisable will be substantially the same as the value of the underlying securities.

  The Fund's right to exercise a put is unconditional and unqualified. A put is not transferable by the Fund, although the Fund may sell the underlying securities to a third party at any time. The Fund expects that puts will generally be available without the payment of any direct or indirect consideration. However, if necessary and advisable, the Fund may pay for certain puts either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a put (thus reducing the yield to maturity otherwise available for the same securities).

  The Fund may enter into put transactions only with broker-dealers and banks which, in the opinion of the Fund's Adviser, present minimal credit risks. The Fund's ability to exercise a put will depend on the ability of the broker-dealer or bank to pay for the underlying securities at the time the put is exercised. In the event that a broker-dealer or bank should default on its obligation to repurchase an underlying security, the Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere.

  The Fund intends to enter into put transactions solely to maintain portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a put will not affect the valuation of the underlying security which will continue to be valued in accordance with the amortized cost method. The actual put will be valued at zero in determining net asset value. Where the Fund pays directly or indirectly for a put, its cost will be reflected as an unrealized loss for the period during which the put is held by the Fund and will be reflected in realized gain or loss when the put is exercised or expires. If the value of the underlying security increases, the potential for unrealized or realized gain is reduced by the cost of the put.

  FLOATING RATE INSTRUMENTS. Certain municipal obligations which the New York Tax Free Fund may purchase have a floating or variable rate of interest. Such obligations bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. Such obligations may carry a demand or "put" feature which would permit the holder to tender them back to the issuer (or to a third party) at par value prior to maturity. The Fund's investment adviser will monitor on an ongoing basis the earning power, cash flow and other liquidity ratios of the issuers of such obligations, and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand. The Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due, which may affect the ability of the issuer of the instrument to make payment when due.

RISK FACTORS FOR THE NEW YORK FUND

  The following information as to certain New York risk factors is given to investors in view of the New York Fund's policy of concentrating its investments in New York Municipal Obligation issuers. The factors affecting the financial conditions of the State of New York (the "State") are complex, and the following description constitutes only a brief summary; it does not purport to be a complete description and is based on information from official statements relating to general obligation bonds issued by the

State of New York. The accuracy and completeness of the information contained in such offering statements has not been independently verified.

  Since the New York Fund invests primarily in obligations of New York issuers, the marketability and market value of these obligations may be affected by long-term economic problems which face New York City and New York State. In particular, the ability of the State and the City to finance independently has been adversely affected in the past by their inability to achieve or maintain favorable credit ratings. There can also be an effect on the market price of securities of other New York issuers if the City receives less favorable credit ratings and if certain of its economic problems continue. If these problems are not resolved, or if new ones develop, they could adversely affect the various New York issuers' ability to meet their financial obligations. Recently, for example, a significant slowdown in the financial services sector of New York City has adversely affected the City's revenues and has created budget gaps. There can be no assurance that New York City or the local entities, or the State, will not face budget gaps in future years. The ability of the New York Fund to meet its objective is affected by the ability of issuers to meet their payment obligations. A default by an issuer of an obligation held by the New York Fund could result in a substantial loss of principal with respect to that obligation and a potential decline in the New York Fund's net asset value.

  The New York Fund is permitted to invest up to 25% of the value of its total assets in the securities of any one issuer without adhering to the 5% issuer limitation described under "Investment Restrictions". To the extent that the New York Fund invests up to 25% of its total assets in the securities of any one issuer, there may be an increased risk of loss to the New York Fund.

  NEW YORK STATE. The economy of the State (the "State") is diverse with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a comparatively small share of the nation's farming and mining activity. The State has a declining portion of its work force engaged in manufacturing, and an increasing portion engaged in service industries, reflecting the national trend.

  New York has a very high state and local tax burden relative to other states. The State and its localities have used these taxes to develop and maintain their transportation networks, public schools and colleges, public health systems, and social services and recreational facilities. Despite these benefits, the burden of state and local taxation may have contributed to the decisions of some businesses and individuals to relocate outside, or not locate within, the State.

  The national economy began the current expansion in 1991 and has added over 7 million jobs since early 1992. However, the recession lasted longer in the State and the State's economic recovery has lagged behind the nation's. Although the State has added approximately 185,000 jobs since November 1992, employment growth in the State has been hindered during recent years by significant cutbacks in the computer and instrument manufacturing, utility, defense, and banking industries.

  THE STATE BUDGET PROCESS. The requirements of the State budget process are set forth in Article VII of the State Constitution and the State Finance law. The process begins with the Governor's submission of the Executive Budget to the Legislature each January, in preparation for the start of the fiscal year on April 1. (The submission date is February 1 following a gubernatorial election.) The budget must contain a complete plan of available receipts and projected disbursements for the ensuing fiscal year ("State Financial Plan"). That proposed State Financial Plan must be balanced on a cash basis, and must be accompanied by bills which: (i) set forth all proposed appropriations and reappropriations, (ii) provide for any new or modified revenue measures, and
(iii) make any other changes to existing law necessary to implement the budget recommended by the Governor.

  In acting on the bills submitted by the Governor, the Legislature has the power to alter both recommended appropriations and proposed changes to substantive law. The Legislature may strike out or reduce an item of appropriation recommended by the Governor. The Legislature may add items of appropriation provided such additions are stated separately. These additional items are then subject to line-item veto by the Governor. If the Governor vetoes an appropriation or a bill related to the budget, these can be reconsidered in accordance with the rules of each house of the Legislature. If approved by two-thirds of the members of each house, the measure will become law notwithstanding the Governor's veto.

  Once the appropriation and other bills become law, the State's Division of the Budget ("DOB") revises the State Financial Plan based on the Legislatures' action, and begins the process of implementing the budget. Throughout the fiscal year, DOB monitors actual receipts and disbursements, and may adjust the estimates in the State Financial Plan. Adjustments may also be made to the State Financial Plan to reflect changes in the economy, as well as new actions taken by the Governor or the Legislature.

  The Governor is required to submit to the Legislature quarterly budget updates which include a revised cash-basis State Financial Plan, and an explanation of any changes from the previous State Financial Plan. As required by the State Finance law, the Governor updates the State Financial Plan within 30 days of the close of each quarter of the fiscal year, generally issuing reports by July 30, October 30, and as part of the Executive Budget.

  FINANCIAL ACCOUNTING. New York utilizes the fund method of accounting to report on its financial position and the results of its operations. Substantially all State non-pension financial operations are accounted for in the State's governmental funds group ("Governmental Funds"). The Governmental Funds include the General Fund, which receives all income not required by law to be deposited in another fund and which for the State's 1997-1998 fiscal year ("Fiscal Year 1997-98") comprises approximately 48% of total projected Governmental Funds receipts; the Special Revenue Funds, which receive a preponderance of money received by the State from the federal government and other income the use of which is legally restricted to certain purposes and which comprises approximately 42% of total projected Governmental Funds receipts in the Fiscal Year 1997-98; the Capital Projects Funds, used to finance the acquisition and construction of major capital facilities by the State and to aid in certain of such projects conducted by local governments or public authorities; and the Debt Service Funds, which are used for the accumulation of monies for the payment of principal of and interest on long term debt and other contractual commitments. Receipts in the Capital Projects and Debt Service Funds comprise an aggregate of approximately 9% of total projected Governmental Funds receipts in the Fiscal Year 1996-97.

  Financial information for the governmental funds during each fiscal year is maintained on a cash basis of accounting ("Cash Basis"). New York also prepares financial statements in accordance with generally accepted accounting principles ("GAAP"). The GAAP statements differ in format from the Cash Basis statements in that, among other things, they are prepared on an accrual basis, include a combined balance sheet, and report on the activities of all funds. The Cash Basis financial information is adjusted at fiscal year end by an independent public accounting firm to reflect financial reporting in conformity with GAAP. The State maintains a March 31st fiscal year end.

  REVENUES AND EXPENDITURES. New York's Governmental Funds receive over 50% of their revenues from taxes levied by the State. Investment income, fees and assessments, abandoned property collections, and other varied sources supply the balance of the receipts for these funds. Revenues not required to be deposited in another fund are deposited in the General Fund. The major tax sources for the General Fund are the personal income tax (52% of General Fund tax receipts in Fiscal Year 1996-97, and 54% of the Fiscal Year 1997-98 budgeted figure), the 4% user taxes and fees (25% in Fiscal Year 1995-96, 20% of the Fiscal Year 1996-97 budget), business taxes (14% of the fiscal 1996 budget and 14% of the Fiscal

1997 budget), and other taxes. The majority of Special Revenue Funds receipts come from federal grants (75% of receipts in Fiscal Year 1996-97, 75% of the Fiscal Year 1997-98 budget). Generally, approximately 87% of the federal funds received by the Special Revenue Funds are on account of Medicaid, income maintenance and associated social services, education and health programs.

  New York's major expenditures are grants to local governments, which are projected to account for 70% of all Governmental Funds expenditures in Fiscal Year 1997-98. These grants include disbursements for elementary, secondary and higher education, social services, drug abuse control, and mass transportation programs.

  Fiscal 1996-97 Financial Results (Cash Basis). The State ended its 1996-97 fiscal year on March 31, 1997 in balance on a cash basis, with a General Fund cash surplus as reported by DOB of approximately $1.4 billion. The cash surplus was derived primarily from higher-than-expected revenues and lower-than-expected spending for social services programs. The Governor in his Executive Budget applied $1.05 billion of the cash surplus amount to finance the 1997-98 Financial Plan, and the additional $373 million is available for use in financing the 1997-98 Financial Plan when enacted by the State Legislature.

  The General Fund closing fund balance was $433 million, an increase of $146 million from 1995-96 levels. The TSR can be used in the event of any future General Fund deficit as provided under the State Constitution and State Finance Law. In addition, $41 million is on deposit in the CRF. The CRF was established in State fiscal year 1993-94 to assist the State in financing the costs of extraordinary litigation. The remaining $75 million reflects amounts on deposit in the Community Projects Fund. In addition, $1.86 billion was on deposit in the tax refund reserve account, of which $521 million was made available under the LGAC program.

  General Fund receipts totaled $33.04 billion, an increase of 0.7 percent from 1995-96 levels. General Fund disbursements and transfers from other funds totaled $32.90 billion for the 1996-97 fiscal year, an increase of 0.7 percent from 1995-96 levels.

  1997-98 STATE FINANCIAL PLAN (Cash Basis). The State's budget for the 1997-98 fiscal year was enacted by the Legislature on August 4, 1997 more than four months after the start of the fiscal year. Prior to adoption of the budget, the Legislature enacted appropriations for disbursements considered to be necessary for State operations and other purposes, including necessary appropriations for all State-supported debt service. The State Financial Plan for the 1997-98 fiscal year was formulated on August 11, 1997 and is based on the State's budget as enacted by the Legislature and signed into law by the Governor, as well as actual results for the first quarter of the current fiscal year.

  The adopted 1997-98 budget projects an increase in General Fund disbursements of $1.7 billion or 5.2 percent over 1996-97 levels. The average annual growth rate over the last three fiscal years is approximately 1.2 percent. State Funds disbursements (excluding federal grants) are projected to increase by 5.4 percent from the 1996-97 fiscal year. All Governmental Funds projected disbursements increase by 7.0 percent over the 1996-97 fiscal year.

  The 1997-98 State Financial Plan is projected to be balanced on a cash basis. As compared to the Governor's proposed budget as revised in February 1997, the State's adopted budget for 1997-98 increases General Fund spending by $1.7 billion, primarily from increases for local assistance ($1.3 billion). Resources used to fund these additional expenditures include increased revenues projected for 1997-98, increased resources produced in the 1996-97 fiscal year that will be utilized in 1997-98, reestimates of social service, fringe benefit and other spending, and other resources including certain non-recurring resources. The total amount of non-recurring resources included in the 1997-98 State budget is projected by DOB to be $270 million, or 0.7 percent of total General Fund receipts.

  The economic and financial condition of the State may be affected by various financial, social, economic and political factors. Those factors can be very complex, may vary from fiscal year to fiscal year, and are frequently the result of actions taken not only by the State and its agencies and instrumentalities, but also by entities, such as the federal government, that are not under the control of the State. In addition, the State Financial Plan is based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and the State economies. The DOB believes that its projections of receipts and disbursements relating to the current State Financial Plan, and the assumptions on which they are based, are reasonable. Actual results, however, could differ materially and adversely from its estimates set forth herein and those estimates may be changed materially and adversely from time to time. There are also risks and uncertainties concerning the future-year impact of actions taken in the 1997-98 budget.

  FINANCIAL PLAN UPDATES. The State issued its first update to the cash- basis 1996-97 State Financial Plan (the "Mid-Year Update") on October 30, 1997. Revisions were made to estimates of both receipts and disbursements based on:
(1) updated economic forecasts for both the nation and the State, (2) an analysis of actual receipts and disbursements through the first six months of the fiscal year, and (3) an assessment of changing program requirements. The Mid-Year Update made no changes to the fiscal year projections contained in the Financial Plan released with the Adopted Budget Report. The Mid-Year Update reflected a balanced 1997-98 State Financial Plan, and a projected reserve in the General Fund of $530 million.

  The State ended the first six months of its 1997-98 fiscal year with an unaudited General Fund cash balance of $3.2 billion, or $254 million above the August Financial Plan estimate. Total unaudited receipts, including transfers from other funds, totaled $18.8 billion, or $340 million higher than expected. The additional receipts reflected higher-than-anticipated tax revenues of $244 million and miscellaneous receipts of $93 million. Unaudited General Fund Spending for the same period equaled $16.0 billion, or $86 million above the cashflow projections published in the August Financial Plan. For fiscal year 1997-98, total General Fund receipts were projected at $35.09 billion, an increase of $2.05 billion from 1996-97 results. Total disbursements, including transfers to capital projects, debt service and other funds, were projected at $34.60 billion, or 5.3 percent higher than disbursements in 1996-97.

  The Mid-Year Update projected a closing balance in the General Fund of $927 million, which was composed of a $530 million reserve for future needs, a $332 million balance in the Tax Stabilization Reserve Fund (TSRF), and a $65 million balance in the Contingency Reserve Fund (CRF).

  The State revised the cash-basis 1997-98 State Financial Plan again on January 20, 1998, in conjunction with the release of the Executive Budget for the 1998-99 fiscal year.

  The 1997-98 General Fund Financial Plan continues to be balanced, with a projected cash surplus of $1.83 billion, an increase of $1.3 billion over the surplus estimate of $530 million in the prior update. The increase in the surplus results primarily from higher-than-expected tax receipts, which are forecast to exceed the October estimate by $1.28 billion. .

  In order to make the surplus available to help finance 1998-99 requirements, the State plans to accelerate $1.18 billion in income tax refund payments into 1997-98, or provide reserves for such payments. The balance in the refund reserve on March 31, 1998 is projected to be $1.647 billion, including $521 million as a result of LGAC. This acceleration decreases reported personal income receipts by $1.18 billion in 1997-98, while increasing available personal income receipts in 1998-99, as these refunds will no longer be a charge against current revenues in 1998-99. As a result, projections of available receipts in 1997-98 have been increased by only $103 million from the Mid Year Update.

  Compared to the prior update, personal income tax collections for 1997-98 are now projected at $18.50 billion, or $363 million less than projected in October after accounting for the refund reserve transaction discussed above. Business tax receipts are projected at $4.98 billion, an increase of $158 million. User tax collections are estimated at $7.06 billion, or $52 million higher than the prior update, and reflect a projected loss of $20 million in sales tax receipts from an additional week of sales tax exemption for clothing and footwear costing less than $500, which was authorized and implemented in January 1998. Other tax receipts are projected to increase by $103 million over the prior update and total $1.09 billion for the fiscal year. Miscellaneous receipts and transfers from other funds are projected to reach $3.57 billion, or $153 million higher than the Mid-Year Update.

  The State projects that disbursements will increase by $565 million over the Mid-Year Update, with nearly the entire increase attributable to one-time disbursements of $561 million that pre-pay expenditures previously scheduled for 1998-99. In the absence of these accelerated payments, projected General Fund spending in the current year would have remained essentially unchanged form the Mid-Year Update. The Governor is proposing legislation to use a portion of the current year surplus to transfer $425 million to pay for capital projects authorized under the Community Enhancement Facilities Assistance Program (CEFAP) that were previously planned to be financed with bond proceeds in 1998-99 and thereafter, and $136 million in costs for an additional Medicaid payment originally scheduled for 1998-99. Aside from these actions, a number of other changes produced a net increase of $4 million projected disbursements over the Mid-Year Update. These included higher spending in General State charges ($80 million), largely as a result of litigation settlements and collective bargaining costs, an increase in General Fund transfers for education ($70 million) to offset declines in Lottery receipts, and additional costs associated with a delay of Housing Finance Agency (HFA) receipts into 1998-99 that were originally planned to offset capital projects spending ($25 million). These increases were offset in part by projected savings in Medicaid ($85 million), social services ($75 million), and debt service ($37 million).

  The General Fund closing balance is projected to be $465 million at the end of 1997-98, a decline of $462 million from the Mid-Year Update. The decline reflects the application of the $530 million undesignated reserve plus additional surplus monies projected in the January Update to pay for certain one-time costs in the State's Financial Plan (as described above). The effect of this action is to help lower the State's projected disbursements in 1998-99.

  The remaining General Fund closing balance will be held in two funds, the TSRF and CRF. The TSRF is projected to have $400 million on deposit at the close of the fiscal year, following a required deposit of $15 million and an extraordinary deposit of $68 million made from the 1997-98 surplus. The CRF is projected to have a closing balance of $65 million, following an earlier planned deposit of $24 million in 1997-98.

  1998-99 State Financial Plan. The Governor presented his 1998-99 Executive Budget to the Legislature on January 20, 1998. The Executive Budget also contains financial projections for the State's 1997-98 through 2000-01 fiscal years, detailed estimates of receipts and an updated Capital Plan. It is expected that the Governor will prepare amendments to his Executive Budget as permitted under law and that these amendments will be reflected in a revised Financial Plan. There can be no assurance that the Legislature will enact the Executive Budget as proposed by the Governor into law, or that the State's adopted budget projections will not differ materially and adversely from its estimates set forth herein.

  The 1998-99 Financial Plan projects balance on a cash basis in the General Fund. Total General Fund receipts and transfers from other funds are projected to be $36.22 billion, an increase of $1.02 billion from total receipts projected in the current fiscal year. Total General Fund disbursements and transfers to other funds are projected to be $36.18 billion, an increase of $1.02 billion from spending totals projected for the current fiscal year. As compared to the 1997-98 State Financial Plan, the Executive Budget proposes year-to-year growth in General Fund spending of 2.89 percent. State funds spending (i.e., General Fund plus other dedicated funds, with the exception of federal aid) is projected to grow by 8.5 percent. Spending from all Governmental Funds (excluding transfers) is proposed to increase by 7.6 percent from the prior fiscal year.

  Current law and programmatic requirements are primarily responsible for the year-to-year growth in General Fund spending. These include an increase in school aid ($607 million ), cost and enrollment growth in handicapped education ($91 million) and Medicaid ($212 million), and employee contract increases and inflation adjustments for State agency operations. The Executive Budget also includes increases of $84 million for corrections programs to cover new capacity demands and $152 million for mental health programs to finance current law increases and the expansion of community beds. Other spending growth reflects a requested increase of $108 million for the Judiciary and $117 million for long-term debt service. New spending is partially offset by reductions of $453 million in capital projects transfers due to the financing of CEFAP from resources available in 1997-98, $37 million in welfare assistance savings, $36 million from lower spending in General State charges, and $68 million in lower transfers primarily due to the elimination of the Lottery transfer made in 1997-98.

  The 1998-99 Financial Plan projects that the State will end 1998-99 with a closing balance in the General Fund of $500 million, which reflects $400 million in the TSFR and $100 million in the CRF, following an anticipated deposit of $35 million in the latter fund during the year.

  STATE DEBT. Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake long term borrowing (i.e., borrowing for more than one year) unless the borrowing is authorized in a specific amount for a single work or purpose by the Legislature and approved by the voters. There is no limitation on the amount of long term debt that may be so authorized and subsequently incurred by the State. With the exception of housing bonds (which must be paid in equal annual installments, within 50 years after issuance, commencing no more than three years after issuance), general obligation bonds must be paid in equal annual installments, within 40 years after issuance, beginning not more than one year after issuance of such bonds.

  The State may undertake short term borrowings without voter approval (i) in the anticipation of the receipt of taxes and revenues, by issuing tax and revenue anticipation notes, and (ii) in anticipation of the receipt of proceeds from the sale of duly authorized but unissued bonds, by issuing bond anticipation notes. Tax and revenue anticipation notes must mature within one year from their dates of issuance and may not be refunded or refinanced beyond such period. The State may issue bond anticipation notes only for the purposes and within the amounts for which bonds may be issued. Such notes must be paid from the proceeds of the sale of bonds in anticipation of which they were issued or from other sources within two years of the date of issuance or, in the case of notes for housing purposes, within five years from the date of issuance.

  Pursuant to specific constitutional authorization, the State may also directly guarantee certain public authority obligations. The State Constitution provides for the State guarantee of the repayment of certain borrowings for designated projects of the New York State Thruway Authority, the Job Development Authority and the Port Authority of New York and New Jersey. The State has never been called upon to make any direct payments pursuant to such guarantees.

  Payments of debt service on State general obligation and State-guaranteed bonds and notes are legally enforceable obligations of the State.

  In 1990, as part of a State fiscal reform program, legislation was enacted creating LGAC,, a public benefit corporation empowered to issue long-term obligations to fund certain payments to local governments that had been traditionally funded through the State's annual seasonal borrowing. The legislation authorized LGAC to issue its bonds and notes in an amount to yield net proceeds not in excess of $4.7 billion (exclusive of certain refunding bonds). Over a period of years, the issuance of these long-term obligations, which are to be amortized over no more than 30 years, was expected to eliminate the need for continued short-term seasonal borrowing. The legislation also dedicated revenues equal to one-quarter of the four cent State sales and use tax to pay debt service on these bonds. The legislation also imposed a cap on the annual seasonal borrowing of the State at $4.7 billion, less net proceeds of bonds issued by LGAC and bonds issued to provide for capitalized interest, except in cases where the Governor and the legislative leaders have certified the need for additional borrowing and provided a schedule for reducing it to the cap. If borrowing above the cap is thus permitted in any fiscal year, it is required by law to be reduced to the cap by the fourth fiscal year after the limit was first exceeded. This provision capping the seasonal borrowing was included as a covenant with LGAC's bondholders in the resolution authorizing such bonds.

  As of June 1995, LGAC had issued bonds and notes to provide net proceeds of $4.7 billion, completing the program. The impact of LGAC's borrowing is that the State has been able to meet its cash flow needs throughout the fiscal year without relying on short-term seasonal borrowings. The 1996-97 State Financial Plan included no seasonal borrowing; this reflected the success of the LGAC program in permitting the State to accelerate local aid payments from the first quarter of the current fiscal year to the fourth quarter of the previous fiscal year.

  1997-98 BORROWING PLAN. Section 22-c of the State Finance Law, as amended by Chapter 389 of the Laws of 1997, now requires the Governor to submit the five-year Capital Program and Financing Plan with the Executive Budget. That plan also is required to be updated by the later of July 30 or 90 days after enactment of the State budget.

  The Update to the five-year Capital Program and Financing Plan was released on November 18, 1997. The Update reflected voter disapproval of the School Facility Health and Safety Bond Act, additional issuances for 1997-98 of approximately $225 million of CEFAP, $42 million of the Albany County Airport, and $228 million in Certificates of Participation (COPs) to finance welfare information systems.

  The proposed 1997-98 through 2002-03 Capital Program and Financing Plan was released with the 1998-99 Executive Budget on January 20, 1998. As a part of that Plan, changes were proposed to the State's 1997-98 borrowing plan, including: the delay in the issuance of COPs to finance welfare information systems until 1998-99 to permit a through assessment of needs; and the elimination of issuances for the CEFAP to reflect the proposed conversion of that bond-financed program to pay-as-you-go financing. As a result of these changes, the State's 1997-98 borrowing plan now reflects: $501 million in general obligation bonds (including $140 million for purposes of redeeming outstanding BANs) and $140 million in general obligation commercial paper; the issuance of $83 billion in COPs for equipment purchases; and approximately $1.8 billion in borrowings by public authorities pursuant to lease-purchase and contractual-obligation financings for capital programs of the State, including costs of issuance, reserve funds, and other costs, net of anticipated refundings and other adjustments for 1997-98 capital projects. The projection of State borrowings for the 1997-98 fiscal year is subject to change as market conditions, interest rates and other factors vary through the end of the fiscal year.

  DEBT RATINGS. Due primarily to the deteriorating economy and recurring deficits, Moody's lowered its ratings on New York State general obligations in 1990 from A1 to A. In January 1992, Moody's lowered the ratings on a substantial number of the State's appropriation-backed debt from A to Baal, and stated that it had put the State's general obligations under review for possible downgrade in the future. S&P lowered its rating on the State's general obligations in March 1990 from AA- to A, and in January 1992, S&P further lowered the rating to A-. In January 1992, S&P also downgraded to A- various agency debt, State moral obligations, contractual obligations, lease purchase obligations, guarantees and school district debt. New York State general obligation bonds currently are rated "A2" by Moody's and "A" by S&P.

  Ratings reflect only the respective views of such organizations, and an explanation of the significance of such ratings must be obtained from the rating agency furnishing the same. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency originally establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the market price of the Bonds.

  LITIGATION. The legal proceedings noted below involve State finances, State programs and miscellaneous tort, real property and contract claims in which the State is a defendant and the monetary damages sought are substantial. These proceedings could affect adversely the financial condition of the State in the 1997-98 fiscal year or thereafter.

  Adverse developments in these proceedings or the initiation of new proceedings could affect the ability of the State to maintain a balanced 1997-98 State Financial Plan. The State believes that the 1997-98 State Financial Plan includes sufficient reserves for the payment of judgments that may be required during the 1997-98 fiscal year. There can be no assurance, however, that an adverse decision in any of these proceedings would not exceed the amount of the 1997-98 State Financial Plan reserves for the payment of judgments and, therefore, could affect the ability of the State to maintain a balanced 1997-98 State Financial Plan. In its General Purpose Financial Statements, the State reports its estimated liability in subsequent fiscal years for awarded and anticipated unfavorable judgments.

  Although other litigation is pending against the State, except as described below, as of the date of this SAI, no current litigation involves the State's authority, as a matter of law, to contract indebtedness, issue its obligation, or pay such indebtedness when its matures, or affects the State's power or ability, as a matter of law, to impose or collect significant amounts of taxes and revenues.

  In addition to the proceedings noted below, the State is party to other claims and litigation which its legal counsel has advised are not probable of adverse court decisions. Although the amounts of potential losses, if any, are not presently determinable, it is the State's opinion that its ultimate liability in these cases is not expected to have a material adverse effect on the State's financial position in the 1996-97 fiscal year or thereafter.

  INSURANCE LAW. Proceedings have been brought by two groups of petitioners challenging regulations promulgated by the Superintendent of Insurance that established excess medical malpractice premium rates for the 1986-87 through 1995-96 and 1996-97 fiscal years, respectively (New York State Health Maintenance Organization Conference, Inc., et al. v. Muhl, et al. ["HMO"], and New York Conference of Blue Cross and Blue Shield Plans, et al. v. Muhl, et al. ["Blue Cross 'I' and 'II'"], Supreme Court, Albany County). By Order filed January 22, 1997, the Court in Blue Cross I permitted the plaintiffs in HMO to intervene and dismissed the challenges to the rates for the period prior to 1995-96. By decision dated July 24, 1997, the Court in Blue Cross I held that the determination made by the Superintendent in establishing the 1995-96 rate was arbitrary and capricious and directed that premiums paid pursuant to that determination be returned to the payors. The State has appealed this decision.

  TAX LAW. In Matter of the Petition of Consolidated Rail Corporation v. Tax Appeals Tribunal (Appellate Division, Third Department, commenced December 22,
1995), petitioner, a rail freight corporation that purchases diesel motor fuel out of State and imports the fuel into the State for use, distribution, storage or sale in the State, contended that the assessment of the petroleum business tax imposed pursuant to Tax Law (S)301-a to such fuel purchases violated the Commerce Clause of the United Stated Constitution. Petitioner contended that the application of Section 302-a to the interstate transaction, but not to purchasers who purchase fuel within the State for use, distribution, storage or sale within the State, discriminates against interstate commerce. In a decision dated July 17, 1997, the Appellate Division, Third Department, dismissed the petition. Petitioner appealed to the Court of Appeals. On December 4, 1997, the Court of Appeals dismissed the appeal upon the ground that no substantial Constitutional question was directly involved.

  In New York Association of Convenience Stores, et al. v. Urbach, et al., petitioners, New York Association of Convenience Stores, National Association of Convenience stores, M.W.S. Enterprises, Inc. and Sugarcreek Stores, Inc. seek to compel respondents, the Commissioner of Taxation and Finance and the Department of Taxation and Finance, to enforce sales and excise taxes imposed pursuant to Tax Law Articles 12-A, 20 and 28 on tobacco products and motor fuel sold to non-Indian customers on Indian reservations. In orders dated August 13, 1996 and August 24, 1996, the Supreme Court, Albany County, ordered, among other things, that there be equal implementation and enforcement of said taxes for sales to non-Indian consumers on and off Indian reservations, and further ordered that, if respondents failed to comply within 120 days, no tobacco products or motor fuel could be introduced into Indian reservations other than for Indian consumption or, alternatively, the collection and enforcement of such taxes would be suspended statewide. Respondents appealed to the Appellate Division, Third Department, and invoked CPLR 5519(a)(1), which provides that the taking of the appeal stayed all proceedings to enforce the orders pending the appeal. Petitioner's motion to vacate the stay was denied. In a decision entered May 8, 1997, the Third Department modified the orders by deleting the portion thereof that provided for the statewide suspension of the enforcement and collection of the sales and excise taxes on motor fuel and tobacco products. The Third Department held, among other things, that petitioners had not sought such relief in their petition and that it was an error for the Supreme Court to have awarded such undemanded relief without adequate notice of its intent to do so. On May 22, 1997, respondents appealed to the Court of Appeals on other grounds, and again invoked the statutory stay. On October 23, 1997, the Court of Appeals granted petitioners' motion for leave to cross-appeal from the portion of the Third Department's decision that deleted the statewide suspension of the enforcement and collection of the sales and excise taxes on motor fuel and tobacco.

  STATE PROGRAMS

  MEDICAID. Several cases, including Port Jefferson Health Care Facility, et al. v. Wing (Supreme Court, Suffolk County), challenge the constitutionality of Public Health Law (S)2807-d, which imposes a tax on the gross receipts hospitals and residential health care facilities receive from all patient care services. Plaintiffs allege that the tax assessments were not uniformly applied, in violation of federal regulations. In a decision dated June 30, 1997, the Court held that the 1.2 percent and 3.8 percent assessments on gross receipts imposed pursuant to Public Health Law (S)(S)2807-d(2)(b)(ii) and 2807d(2)(b)(iii), respectively, are unconstitutional. An order entered August 27, 1997 enforced the terms of the decision. The State has appealed that order.

  SHELTER ALLOWANCE. In an action commenced in March 1987 against State and New York City officials (Jiggetts, et al. v. Bane, et al., Supreme Court, New York County), plaintiffs allege that the shelter allowance granted to recipients of public assistance is not adequate for proper housing. In a decision dated April 16, 1997, the Court held that the shelter allowance promulgated by the Legislature and enforced through Department of Social Services regulations is not reasonably related to the cost of rental housing in New York City and results in homelessness to families in New York City. A judgement was entered on July 25, 1997, directing, among other things, that the State (i) submit a proposed schedule of shelter allowances (for the Aid to Dependent Children program and any successor program) that bears a reasonable relation to the cost of housing in New York City; and (ii) compel the New York City Department of Social Services to pay plaintiffs a monthly shelter allowance in the full amount of their contract rents, provided they continue to meet the eligibility requirements for public assistance, until such time as a lawful shelter allowance is implemented, and provide interim relief to other eligible recipients of Aid to Dependent Children under the interim relief system established in this case. The State has sought relief from each and every provision of this judgement except that portion directing the continued provision of interim relief.

  CIVIL RIGHTS CLAIMS. In an action commenced in 1980 (United States, et al. v. Yonkers Board of Education, et al.), the United States District Court for the Southern District of New York found, in 1985, that Yonkers and its public schools were intentionally segregated. In 1986, the District Court ordered Yonkers to develop and comply with a remedial educational improvement plan ("EIP I"). On January 19, 1989, the District Court granted motions by Yonkers and the NAACP to add the State Education Department, the Yonkers Board of Education, and the State Urban Development Corporation as defendants, based on allegations that they had participated in the perpetuation of the segregated school system. On August 30, 1993, the District Court found that vestiges of a dual school system continued to exist in Yonkers. On March 27, 1995, the District Court made factual findings regarding the role of the State and other State defendants (the "State") in connection with the creation and maintenance of the dual school system, but found no legal basis for imposing liability. On September 3, 1996, the Court of Appeals, based on the District Court's factual findings, held the State defendants liable under 42 USC (S)1983 and the Equal Educational Opportunity Act, 20 USC (S)(S)1701, et seq., for the unlawful dual school system, because the State, inter alia, had taken no action to force the school district to desegregate despite its actual or constructive knowledge of de jure segregation. By Order dated October 8, 1997, the District Court held that vestiges of the prior segregated school system continued to exist and that, based on the State's conduct in creating and maintaining that system, the State is liable for eliminating segregation and its vestiges in Yonkers and must fund a remedy to accomplish that goal. Yonkers presented a proposed educational improvement plan ("EIP II") to eradicate these vestiges of segregation. The October 8, 1997 Order of the District Court ordered that EIP II be implemented and directed that, within 10 days of the entry of the Order, the State made available to Yonders $450,000 to support planning activities to prepare the EIP II budget for 1997-98 and the accompanying capital facilities plan. A final judgment to implement EIP II was entered on October 14, 1997. The State intends to appeal that judgment. Additionally, the Court adopted a requirement that the State pay to Yonkers $9 million as its pro rata share of the funding of EIP I for the 1996-97 school year. The requirement for State funding of EIP I has not yet been reduced to an order.

  CONTRACT AND TORT CLAIMS. In Inter-Power of New York, Inc. v. State of New York, commenced November 16, 1994 in the Court of Claims, plaintiff alleges that by reason of the failure of the State's Department of Environmental Conservation to provide in a timely manner accurate and complete data, plaintiff was unable to complete by the projected completion date a cogeneration facility, and thereby suffered damages. The parties have agreed to settle this case for $29 million.

  NEW YORK CITY. The fiscal health of the State is closely related to the fiscal health of its localities, particularly the City, which has required and continues to require significant financial assistance from the

State. The City, with a population of approximately 7.3 million, is an international center of business and culture. Its non-manufacturing economy is broadly based, with the banking and securities, life insurance, communications, publishing, fashion design, retailing and construction industries accounting for a significant portion of the City's total employment earnings. Additionally, the City is the nation's leading tourist destination. Manufacturing activity in the City is conducted primarily in apparel and printing.

  After noticeable improvements in the City's economy during calendar year 1994, economic growth slowed in calendar year 1995, and thereafter improved commencing in calendar year 1996, reflecting improved securities industry earnings and employment in other sectors. The City's current four-year financial plan assumes that moderate economic growth will exist through calendar year 2001, with moderating job growth and wage increases.

  For each of the 1981 through 1997 fiscal years, the City achieved balanced operating results as reported in accordance with then applicable generally accepted accounting principles ("GAAP"). The City was required to close substantial gaps between forecast revenues and forecast expenditures in order to maintain balanced operating results. There can be no assurance that the City will continue to maintain a balanced budget as required by State law without additional tax or other revenue increases or additional reductions in City services or entitlement programs, which could adversely affect the City's economic base.

  Pursuant to the laws of the State, the City prepares a four-year annual financial plan, which is reviewed and revised on a quarterly basis and which includes the City's capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The City's current four-year financial plan projects a surplus in the 1998 fiscal year, before discretionary transfers and substantial budget gaps for each of the 1999 through 2001 fiscal years. The City is required to submit its financial plans to review bodies, including the New York State Financial Control Board ("Control Board").

  The City depends on State aid both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected or that State budgets in future fiscal years will be adopted by the April 1 statutory deadline or that any such reductions or delays will not have adverse effects on the City's cash flow or expenditures. In addition, the Federal budget negotiation process could result in a reduction in or a delay in the receipt of Federal grants in the City's 1996 fiscal year which could have additional adverse effects on the City's cash flow or revenues.

  The Mayor is responsible for preparing the City's four-year financial plan, including the City's current financial plan for the 1997 through 2000 fiscal years (the "1997-2000 Financial Plan" or "Financial Plan"). The City's projections set forth in the Financial Plan are based on various assumptions and contingencies which are uncertain and which may not materialize. Changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements. Such assumptions and contingencies include the condition of the regional and local economies, the impact on real estate tax revenues of the real estate market, wage increases for City employees consistent with those assumed in the Financial Plan, employment growth, the ability to implement proposed reductions in City personnel and other cost reduction initiatives, the ability of the New York City Health and Hospitals Corporation ("HHC") to take actions to offset potential budget shortfalls, the ability to complete revenue generating transactions, provision of State and Federal aid and mandate relief and the impact on City revenues and expenditures of Federal and State welfare reform and any future legislation affecting Medicare or other entitlements.

  Implementation of the Financial Plan is also dependent upon the City's ability to market its securities successfully. The City's financing program for fiscal years 1998 through 2001 contemplates the issuance of $4.0 billion of general obligation bonds and $7.3 billion of bonds to be issued by the proposed New York City Finance Authority (the "Finance Authority") to finance City capital projects. The Finance Authority was created as part of the City's effort to assist in keeping the City's indebtedness within the forecast level of the constitutional restrictions on the amount of debt the City is authorized to incur. In addition, the City issues revenue and tax anticipation notes to finance its seasonal working capital requirements. The success of projected public sales of City bonds and notes and Finance Authority bonds will be subject to prevailing market conditions, and no assurance can be given that such sales will be completed. If the City were unable to sell its general obligation bonds and notes or the proposed Finance Authority were unable to sell its bonds, the City would be prevented from meeting its planned capital and operating expenditures. Future developments concerning the City and public discussion of such developments, as well as prevailing market conditions, may affect the market for outstanding City general obligation bonds and notes.

  The City Comptroller and other agencies and public officials have issued reports and made public statements which, among other things, state that projected revenues and expenditures may be different from those forecast in the City's financial plans. It is reasonable to expect that such reports and statements will continue to be issued and to engender public comment.

  On November 25, 1997, the City submitted to the Control Board the Financial Plan for the 1998 through 2001 fiscal years, which relates to the City, Board of Education ("BOE") and the City University of New York ("CUNY"). The Financial Plan is a modification to the financial plan submitted to the Control Board on June 10, 1997 (the "June Financial Plan").

  1998 FISCAL YEAR. The June Financial Plan identified actions to close a previously projected budget gap for the 1998 fiscal year. The proposed actions in the June Financial Plan for the 1998 fiscal year included (i) agency actions totaling $621 million; (ii) the proposed sale of various assets; (iii) additional State aid of $294 million including a proposal that the State accelerate a $142 million revenue sharing payment to the City from March 1999.

  The 1998-2001 Financial Plan published on November 25, 1997 reflects actual receipts and expenditures and changes in forecast revenues and expenditures since the June Financial Plan. The 1998-2001 Financial Plan projects revenues and expenditures for the 1998 fiscal year balance in accordance with GAAP, and projects gaps of $1.2 billion, $2.7 billion and $2.6 billion for the 1999, 2000, and 2001 fiscal years, respectively. Changes since the June Financial Plan include: (i) an increase in projected tax revenues of $318 million, $297 million, $210 million and $226 million in the 1998 through 2001 fiscal years;
(ii) an increase in sales tax revenues of $150 million, $272 million, $177 million and $101 million in the 1998 through 2001 fiscal years, respectively, resulting from the State adopting a smaller sales tax reduction than previously assumed; (iii) a reduction in assumed State aid of between $134 million and $142 million in each of the 1998 through 2001 fiscal years, reflecting the State adopted budget; (iv) a reduction in projected debt service expenditures totaling $92 million, $69 million, $49 million and $55 million, and reduced pension costs of $9 million, $39 million, $36 million and $31 million, in the 1998 through 2001 fiscal years, respectively; (v) a $70 million increase in expenditures of BOE in the 1998 fiscal year; and (vi) an increase in expenditures of between $192 million and $216 million in each of the 1998 through 2001 fiscal years, reflecting additional agency spending and costs for the City's proposed drug initiative. The 1998-2001 Financial Plan also includes a proposed discretionary transfer in the 1998 fiscal year of an additional $240 million of debt service due in the 1999 fiscal year for budget stabilization purposes. Subsequently, the City modified its expense budget for the 1998 fiscal year to reflect the changes made in the 1998-2001 Financial Plan and an additional $20 million of spending not included in the 1998-2001 Financial Plan, primarily for the City's proposed drug initiative. The increased spending was offset by reducing the proposed discretionary transfer in the 1998 fiscal year of debt service due in the 1999 fiscal year from $240 million to $214 million.

  The Financial Plan assumes (i) approval by the Governor and the State Legislature of the extension of the 14% personal income tax surcharge, which is scheduled to expire on December 31, 1999 and the extension of which is projected to provide revenue of $166 million and $494 million in the 2000 and 2001 fiscal years, respectively, and of the extension of the 12.5% personal income tax surcharge, which is scheduled to expire on December 31, 1998 and the extension of $188 million, $527 million and $554 million in the 1999 through 2001 fiscal years, respectively; and (ii) collection of the projected rent payments for the City's airports, totaling $385 million, $175 million, and $170 million in the 1999, 2000 and 2001 fiscal years, respectively, which may depend on the successful completion of negotiations with the Port Authority or the enforcement of the City's rights under the existing leases through pending legal actions. In addition, the economic and financial condition of the City may be affected by various financial, social, economic and political factors which could have a material effect on the City.

  The Governor released the 1998-1999 Executive Budget on January 20, 1998, which will be considered for adoption by the State Legislature. The nature and extent of the impact on the City of the State budget, when adopted, is uncertain, and no assurance can be given that the State actions included in the State adopted budget may not have a significant adverse impact on the City's budget and its Financial Plan.

  The projections for the 1998 through 2002 fiscal years reflect the costs of the settlements and arbitration awards with the United Federation of Teachers ("UFT"), a coalition of unions headed by District Council 37 of the American Federation of State, County and Municipal Employees ("District Council 37") and other bargaining units which together represent approximately two-thirds of the City's workforce, and assume that the City will reach agreement with its remaining municipal unions under terms which are generally consistent with such settlements and arbitration awards. The settlement and arbitration awards provide for a wage freeze in the first two years, followed by a cumulative effective wage increase of 11 % by the end of the five year period covered by the agreements, ending in fiscal years 2000 and 2001. Additional benefit increases would raise the total cumulative effective increase to 13% above present costs. Costs associated with similar settlements for all City-funded employees would total $459 million and $1.2 billion in the 1998 and 1999 fiscal years, respectively, and exceed $2 billion in each fiscal year after the 1999 fiscal year. There can be no assurance that the City will reach an agreement with the unions that have not yet reached a settlement with the City on the terms contained in the Financial Plan. The Financial plan provides no additional wage increases for City employees after their contracts expire in fiscal years 2000 and 2001.

  In addition, Moody's and S&P have on several occasions lowered their ratings of New York State and City debt obligations. On July 10, 1995, S&P revised its rating of the City's General Obligation Bonds downward due to softness in the City's economy, highlighted by weak job growth and a growing dependence on the historically volatile financial services sector." Other factors identified by S&P in lowering its rating on City bonds included a trend of using one-time measures, including debt refinancing, to close projected budget gaps, dependence on unratified labor savings to help balance the Financial Plan, optimistic projections on additional Federal and State aid or mandate relief, a history of cash flow difficulties caused by State budget delays and continued high debt levels. On August 28, 1997, S&P revised its ratings on the State's general obligation bonds from A- to A. Moody's ratings on New York City's bonds currently are Baa1.

  Ratings reflect only the respective views of such organizations, and an explanation of the significance of such ratings must be obtained from the rating agency furnishing the same. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdraw entirely if, in the judgment of the agency originally establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the market price of the Bonds.


                            INVESTMENT RESTRICTIONS

  The Funds observe the following fundamental investment restrictions which can be changed only when permitted by law and approved by a majority of a Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented in person or by proxies or (ii) more than 50% of the outstanding shares.

  Except as otherwise noted, each Fund may not:

  (1) purchase securities on margin or purchase real estate or interests therein, commodities or commodity contracts (except that the International Fund, Growth and Income and Fixed Income Funds may purchase and make margin payments in connection with financial futures contracts and related options);

  (2) with respect to 75% of its total assets (taken at market value), purchase a security if as a result (1) more than 5% of its total assets (taken at market value) would be invested in the securities (including securities subject to repurchase agreements), of any one issuer, other than obligations which are issued or guaranteed by the United States Government, its agencies or instrumentalities or (2) the Fund would own more than 10% of the outstanding voting securities of such issuer. The Fixed Income Fund will not purchase a security if as a result it would invest more than 10% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of any one issuer (with respect to the remaining 25% of total assets);

  (3) engage in the underwriting of securities of other issuers, except to the extent that each Fund may be deemed to be an underwriter in selling, as part of an offering registered under the Securities Act of 1933, as amended, securities which it has acquired;

  (4) effect a short sale of any security (other than index options or hedging strategies to the extent otherwise permitted), or issue senior securities except as permitted in paragraph (5). For purposes of this restriction, the purchase and sale of financial futures contracts and related options does not constitute the issuance of a senior security;

  (5) borrow money, except that each Fund may borrow from banks where such borrowings would not exceed 33-1/3% of its total assets (including the amount borrowed) taken at market value; or pledge, mortgage or hypothecate its assets, except to secure indebtedness permitted by this paragraph and then only if such pledging, mortgaging or hypothecating does not exceed 33-1/3% of each Fund's total assets taken at market value;

  (6) invest for the purpose of exercising control over management of any company;

  (7) invest more than 10% of its total assets in the securities of other investment companies;

  (8) invest in any security, including repurchase agreements maturing in over seven days or other illiquid investments which are subject to legal or contractual delays on resale or which are not readily marketable, if as a result more than 15% of the market value of the respective Fund's total assets would be so invested;

  (9) purchase interests in oil, gas, or other mineral exploration programs of real estate and real estate mortgage loans except as provided in the Prospectus of the Funds; however, this policy will not prohibit the acquisition of securities of companies engaged in the production or transmission of oil, gas, other minerals or companies which purchase or sell real estate or real estate mortgage loans;


  (10) have dealings on behalf of the Funds with Officers and Trustees of the Funds, except for the purchase or sale of securities on an agency or commission basis, or make loans to any officers, directors or employees of the Funds;

  (11) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of each Fund's investments in that industry would exceed 25% of the current value of a Fund's total assets, provided that (a) there is no limitation with respect to investments in obligations of the United States Government, its agencies or instrumentalities and in the case of the New York Fund, investments in Municipal Obligations (for the purpose of this restriction, industrial development and pollution control bonds shall not be deemed Municipal Obligations if the payment of principal and interest on such bonds is the ultimate responsibility of nongovernmental users); (b) wholly-owned finance companies will be considered to be in the industries of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry;

  (12) make loans, except that each Fund may make loans or lend its portfolio securities if, as a result, the aggregate of such loans does not exceed 33-1/3% of the value of a Fund's total assets.

In addition, the Fixed Income Fund and New York Fund may not:

  (13) purchase equity securities or other securities convertible into equity securities.

In addition, the New York Fund may not

  (14) invest less than 80% of its net assets in New York Obligations except when, in the opinion of the Fund's investment adviser, it is advisable for the Fund to invest temporarily up to 100% of its total assets in taxable securities to maintain a "defensive" posture because of unusual market conditions. For instance, a "defensive" posture is warranted when the Fund's assets exceed the available amount of municipal obligations that meet the Fund's investment objective and policies.

  It is the intention of the Funds, unless otherwise indicated, that with respect to the Fund's policies that are the result of the application of law, the Funds will take advantage of the flexibility provided by rules or interpretations of the SEC currently in existence or promulgated in the future or changes to such laws.

  There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in the market value of an investment, in the net or total assets of the Funds, in the securities rating of the investment, or any other later change.


                                  MANAGEMENT

TRUSTEES AND OFFICERS

  The property affairs and business of the Fund are managed by the Board of Trustees. The Trustees elect officers who are charged with the responsibility for the day-to-day operations of the Funds and the execution of policies formulated by the Trustees.

  The principal occupations of the Trustees and executive officers of the Funds for the past five years are listed below. The address of each, unless otherwise indicated, is 3435 Stelzer Road, Columbus, Ohio 43219. Trustees deemed to be "interested persons" of the Funds for purposes of the Investment Company Act of 1940, as amended, are indicated by an asterisk.

  HARALD PAUMGARTEN, Chairman of the Board of Trustees - age 60, 405 Lexington Avenue, New York, NY 10017; Managing Director, Adirondack Capital Group since 1997; President, Paumgarten and Company 1991to 1997; Advisory Managing Director, Lepercq de Neuflize & Co. Incorporated 1993 to 1995; Director, Price Waterhouse AG 1992 to 1993; Chairman of the Board of Trustees, HSBC Funds Trust.

  WOLFE J. FRANKL, Trustee - age 78, 40 Gooseneck Lane,
  Charlottesville, Virginia 22901. Trustee, Excelsior Funds, Inc.
  Excelsior Tax-Exempt Funds, Inc. and Excelsior Institutional Funds, Inc. (mutual funds); Director, Deutsche Bank Financial, Inc.;
  Director, the Harbus Corporation; Trustee, HSBC Funds Trust.

  ROBERT A. ROBINSON, Trustee - age 73, 251 Laurel Road, New Canaan, Connecticut 06840. Trustee, Henrietta and E. Frederick H. Bugher Foundation; Trustee, U.S.T. Master Funds, Inc. and U.S.T. Master Tax-Exempt Funds, Inc. (mutual funds); Trustee, HSBC Funds Trust.

  JOHN P. PFANN, Trustee - age 69, 43 Captains Walk, Marina Cove, Palm Coast, Florida 32137. Chairman and President, JPP Equities, Inc. 1982 to 1995;

  Trustee, HSBC Funds Trust.

  RICHARD J. LOOS/1*/, Vice Chairman Emeritus, 97 Southport Wood
  Drive, Southport, CT 06490.

  WALLY GRIMM, President - Executive Vice President, Fund Services Division of BISYS Fund Services, Inc., June 1992 to present.

  ERIC F. ALMQUIST, Senior Vice President - Senior Marketing
  Strategist, Fund Services Division, BISYS Fund Services, Inc.,
  August, 1996 to present; Director of Process Management, Coopers & Lybrand L.L.P. from 1994 to 1996; Vice President, The Dreyfus
  Service Corporation from 1988 to 1994.

  CHARLES BOOTH, Vice President - Chief Compliance Officer and Vice President of Fund Administration, Fund Services Division of BISYS Fund Services, Inc., 1988 to present.

  Anthony J. Fischer, Vice President - Client Services, Fund Services Division of BISYS Fund Services, Inc. from 1998 to present. SEI, 1997-1998 Paul T. Kane, Assistant Treasurer - Vice President and Assistant Treasurer, Fund Services Division of BISYS Fund Services, Inc., December 1997 to present; Director Shareholder Reporting, September 1989 to December 1996, Fidelity Accounting and Custody Services, 1985-1997.

  STEVEN R. HOWARD, Secretary -1285 Avenue of the Americas, New York, New York 10019. Partner, Paul, Weiss, Rifkind, Wharton & Garrison since April, 1998; Partner, Baker & McKenzie 1991 to 1996; Partner, Gaston & Snow from 1988 to 1991; Secretary, HSBC Funds Trust since 1987.

  ALAINA V. METZ, Assistant Secretary - Chief Administrator,
  Administration and Regulatory Services of BISYS Fund Services, Inc., June 1995 to Present; Supervisor of Mutual Fund Legal Department, Alliance Capital Management, May 1989 to June 1995.

  *Mr. Loos has been elected Vice Chairman Emeritus, such appointment to be effective May 5, 1998. Mr. Loos is not a voting member of the Board of Trustees.

                              COMPENSATION TABLE

                                        Total
                                      Aggregate      Pension or Retirement  Estimated Annual  Compensation
                                  Compensation from   Benefits Accrued as    Benefits Upon    from the Fund
                                      the Funds      Part of Fund Expenses     Retirement       Complex*
Wolfe J. Frankl, Trustee               $12,830                   0                    N/A              $28,000
Richard J. Loos, Vice Chairman         $11,027                   0                    N/A              $24,000
Emeritus
Harald Paumgarten, Trustee             $13,960                   0                    N/A              $31,000

John P. Pfann, Trustee              $ 4,499        0          N/A       $14,000
Robert A. Robinson, Trustee         $13,638        0          N/A       $30,000

*Represents the total compensation paid to such persons during the calendar year ended December 31, 1998. In the case of Mr. Loos, the amount represents the amount estimated to be paid to him for the current fiscal year.

  Trustees of the Funds receive from the Funds an annual fee and a fee for attending each meeting of the Trustees and each committee meeting and are reimbursed for all out-of-pocket expenses relating to attendance at meetings.

  As of the date of this Statement of Additional Information the Trustees and officers of the Funds as a group owned less than 1% of the outstanding shares of the Trust.

  Investment Adviser. The Funds retain HSBC. ("Adviser") to act as the adviser for each Fund. The Adviser is the North American investment affiliate of HSBC Holdings plc (Hong Kong and Shanghai Banking Corporation) and Marine Midland Bank and is located at 140 Broadway, New York, New York 10005.

  The Advisory Contracts for the Funds provide that the Adviser will manage the portfolio of each Fund and will furnish to each Fund investment guidance and policy direction in connection therewith. The Adviser has agreed to provide to the Trust, among other things, information relating to composition, credit conditions and average maturity of the portfolio of each Fund. Pursuant to the Advisory Contract, the Adviser also furnishes to the Trust's Board of Trustees periodic reports on the investment performance of each Fund. The Adviser has also agreed in the Advisory Contract to provide administrative assistance in connection with the operation of each Fund. Administrative services provided by the Adviser include, among other things, (i) data processing, clerical and bookkeeping services required in connection with maintaining the financial accounts and records for the Funds, (ii) compiling statistical and research data required for the preparation of reports and statements which are periodically distributed to the Funds' officers and Trustees, (iii) handling general shareholder relations with Fund investors, such as advice as to the status of their accounts, the current yield and dividends declared to date and assistance with other questions related to their accounts, and (iv) compiling information required in connection with the Funds' filings with the Securities and Exchange Commission.

  The Adviser acts as Co-Administrator to the Funds pursuant to a Co-Administration Services Contract between the Funds and the Adviser. The Adviser
(i) manages the Fund's relationship with BISYS Fund Services, the Administrator to the Funds, (ii) assists with negotiation of contracts with service providers and supervises the activities of those service providers, (iii) serves as liaison with the Board of Trustees, and (iv) assists with general product management and oversight. HSBC is paid an annual fee equal to 0.03% of each Fund's average daily net assets pursuant to the Co-Administration Services Contract.

SUB-ADVISER

  The Advisor retains Delaware International Advisers LTD. to act as sub-adviser ("the Sub-Adviser") to the International Fund. The Sub-Adviser's principal offices are located at Third Floor, 80 Cheapside, London, England EC2V 6EE.

  Delaware International is an indirect wholly-owned subsidiary of Delaware Management Holdings, Inc., a Delaware corporation ("DMH"), with principal offices at One Commerce Square, 2005 Market Street, Philadelphia, PA 19103. DMH and its subsidiaries (collectively, "Delaware Investments") trace their origins to an investment counseling firm founded in 1929. The Sub-Adviser was formed in 1990 and provides investment advisory services primarily to institutional accounts and mutual funds in the global and international equity and fixed income markets. As of December 31, 1998, Delaware International managed approximately $11.8 billion in global and foreign stock and bond portfolios for separate account and investment company clients. As of that date, advisory affiliated within Delaware Investments had total assets under management of approximately $45.2 billion, including assets managed by Delaware International.

  DMH is an indirect, wholly-owned subsidiary of Lincoln National Corporation ("Lincoln National"). Lincoln National, a publicly held company with headquarters in Fort Wayne, Indiana is a financial services holding company. Its wealth accumulation and protection businesses provide annuities, life insurance, 401(k) plans, life-health reinsurance, institutional investment management and mutual funds.

  Pursuant to terms of its sub-advisory contract, Delaware International commenced its sub-advisory services on October 1, 1998. Prior to that date, HSBC Asset Management Europe, Ltd., HSBC Asset Management Hong Kong, Ltd., HSBC Asset Management (Japan) KK, and HSBC Asset Management Singapore Ltd., affiliated of the Adviser, served as sub-advisers to the International
Fund.

  Under its Sub-Advisory contract with the Adviser, Delaware International provides at its own expense the personnel and equipment necessary to carry out its duties. Delaware International will provide the Fund with quarterly reports with respect to securities the Fund holds or markets in which the Fund has invested.

BANKING LAWS

  Counsel to the Trust and special counsel to the Adviser, have advised the Adviser that the Adviser may perform the services for the Funds contemplated by the Advisory Contract without violation of the Glass-Steagall Act or other applicable banking laws or regulations. Such counsel has pointed out, however, that this question has not been authoritatively determined and that judicial or administrative decisions or interpretations of present Federal or state statutes and regulations relating to the permissible activities of banks or trust companies and their subsidiaries or affiliates, as well as future changes in Federal or state statutes and regulations and judicial or administrative decisions or interpretations thereof, could prevent the Adviser from continuing to perform such services for the Funds.

  If the Adviser were prohibited from performing any of its services for the Trust, it is expected that the Board of Trustees would recommend to the Funds' shareholders that they approve new agreements with another entity or entities qualified to perform such services and selected by the Board.

SHAREHOLDER SERVICER ASSISTANT

  The Trust retains the Adviser to act as Shareholder Servicer Assistant for each of the Funds (except the International Fund) in accordance with the terms of the Shareholder Servicer Assistance Agreement. Pursuant to the Shareholder Servicer Assistance Agreement, the Adviser shall be responsible for performing Shareholder Servicer administrative support services, which may, but is not specifically required to, include any or all of the following: (i) assist personnel who (a) hand out prospectuses and Fund applications, (b) assist customers with filling out Fund applications and (c) effect purchases and redemptions; (ii) assist with preparation of an review Fund written communications, including marketing material, semi-annual and Annual Reports and prospectus updates; (iii) educate, describe the Funds to, and answer questions from Shareholder Servicers to enhance understanding of the Funds and its investment objectives; and (iv) generally assist the activities of the Shareholder Servicers.

  The Adviser shall provide all personnel and facilities necessary in order for it to perform its functions under the Shareholder Servicer Assistance Agreement.

  For its services as Shareholder Servicer Assistance, the Adviser is paid an annual fee equal to 0.04% of the Funds' daily average net assets.

  For the year ended December 31, 1998, the Adviser earned co-administration/shareholder servicer assistance fees totaling$19,768, $65,991,$24,668, and $39,440 for the International Equity Fund, Growth and Income Fund, Fixed Income Fund and New York Fund, respectively, all of which was waived.

  For the year ended December 31, 1997, the Adviser earned co-administration/shareholder servicer assistance fees totaling $18,574, $96,166, $45,179 and $27,551 for the International Equity Fund, Growth and Income Fund, Fixed Income Fund and New York Fund, respectively, all of which was waived.

  ADMINISTRATOR. BISYS Fund Services, Limited Partnership d/b/a BISYS Fund Services serves as Administrator of the Funds pursuant to the terms of a Management and Administration Agreement (the "Administrative Services Agreement"). Pursuant to the Administrative Services Agreement, BISYS Fund
Services: (i) provides administrative services reasonably necessary for the operation of the Funds, (other than those services which are provided by the Adviser pursuant to the Advisory Contract); (ii) provides the Funds with office space and office facilities reasonably necessary for the operation of the Funds; and (iii) employs or associates with itself such persons as it believes appropriate to assist it in performing its obligations under the Administrative Services Agreement.

  As compensation for its administrative services under the Administrative Services Agreement, BISYS Fund Services is paid a monthly fee at the following annual rates: 0.15% of a Fund's first $200 million of average daily net assets; 0.125% of a Fund's second $200 million of average daily net assets; 0.10% of a Fund's third $200 million of average daily net assets; and 0.08% of a Fund's average daily net assets in excess of $600 million.

  For the year ended December 31, 1998, BISYS Fund Services earned administration service fees totaling $98,265, $141,409, $52,902, and $84,516 net of fee waivers of $94,246, $65,509, $35,257 and $56,326 for the International Equity Fund, Growth and Income Fund, Fixed Income Fund and the New York Fund, respectively.

  For the year ended December 31, 1997, BISYS Fund Services earned administration service fees totaling $46,781, $137,244, $64,477 and $39,320 net of fee waivers of $22,123, $68,828, $32,336 and $19,719, for the International Equity Fund, Growth and Income Fund, Fixed Income Fund and the New York Fund, respectively.

  For the period from March 1, 1996 to December 31, 1996, BISYS Fund Services earned $18,016 (net of fee waivers of $6,109) in administration fees from the International Equity Fund, $99,227 (net of fee waivers of $52,606) in administration fees from the Growth and Income Fund, $88,619 (net of fee waivers of $48,426) in administration fees from the Fixed Income Fund and $38,260 (net of fee waivers of $21,167) in administration fees from the New York Fund. For the two months ended February 29, 1996. PFPC, the previous Administrator, earned $22,548 (net of fee waivers of $134) from the International Fund, $10,725 (net of fee waivers of $564) from the Growth and Income Fund, $15,598 (net of fee waivers of $821) for the Fixed Income Fund and $7,660 (net of fee waivers of $403) for the New York Fund.

  DISTRIBUTOR. Shares of the Funds are offered on a continuous basis through BISYS Fund Services, the Distributor, pursuant to the Distribution Contract. The Distributor is not obligated to sell any specific amount of shares.


  FEES AND EXPENSES

  As compensation for its advisory and management services, the Adviser is paid a monthly fee by each Fund at the following annual rates:
  For the International Equity Fund, the Adviser is paid a monthly advisory fee at an annual rate of 0.90% of the Fund's average daily net assets.


Portion of Average Daily Value of Net Assets of
the Growth and Income Fund and Fixed Income Fund      Advisory
- ------------------------------------------------    ------------
Not exceeding $400 million......................       0.550%
In excess of $400 million but
  not exceeding $800 million....................       0.505
In excess of $800 million but
  not exceeding $1.2 billion....................       0.460
In excess of $1.2 billion but
  not exceeding $1.6 billion....................       0.415
In excess of $1.6 billion but
  not exceeding $2 billion......................       0.370
In excess of $2 billion.........................       0.315

Portion of Average Daily Value of Net Assets of
the New York Tax-Free Fund                            Advisory
- ------------------------------------------------    ------------
Not exceeding $300 million......................       0.450%
In excess of $300 million but
  not exceeding $600 million....................       0.420
In excess of $600 million but
  not exceeding $1 billion......................       0.385
In excess of $1 billion but
  not exceeding $1.5 billion....................       0.350
In excess of $1.5 billion but
  not exceeding $2 billion......................       0.315
In excess of $2 billion.........................       0.280

  With respect to the International Fund for the years ended December 31, 1998, 1997 and 1996, the Adviser earned $336,751, $89,584 and $20,367 net of fee waivers of  $336,751, $307,447, and $140,552, respectively.

  With respect to the Growth and Income Fund for the years ended December 31, 1998, 1997 and 1996, the Adviser earned $518,499, $755,596, and $597,497 , respectively, in advisory fees.

  With respect to the Fixed Income Fund, for the years ended December 31, 1998, 1997 and 1996, the Adviser was paid $88,170, $354,982 and $562,307.

  With respect to the New York Fund, for the years ended December 31, 1998, 1997 and 1996, the Adviser was paid $309,890, $98,398 and $112,830, net of fee waivers of $0, $78,720 and $89,511, respectively.

  Except for the expenses paid by the Adviser under the Advisory Contract and Co-Administration Services Contract and by BISYS Fund Services, Inc. under the Management and Administration Agreement, the Funds bear all costs of their operations. Expenses attributable to a Fund are charged against the assets of the Fund.

  The Advisory Contract, Distribution Contract and Management and Administration Agreement (upon expiration of its initial term on September 1, 1999) will continue in effect with respect to a Fund from year to year provided such continuance is approved annually (i) by the holders of a majority of the outstanding voting securities of such Fund or by the Trust's Trustees and (ii) by a majority of the Trustees who are not parties to such contracts or "interested persons" (as defined in the Investment Company Act of 1940) of any such party ("non-interested Trustees"). Each contract may be terminated with respect to a Fund at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the Fund (as defined in the Investment Company Act of 1940) or by a vote of a majority of the Trustees on 60 days' written notice, except in the case of the Management and Administration Agreement which requires written notice of non-renewal given at least 90 days prior to expiration of the then current term. The Advisory Contract, Administrative Services Contract and the Distribution Contract shall terminate automatically in the event of their assignment (as defined in the Investment Company Act of 1940). The Board of Trustees of the Trust, including the non-interested Trustees, approved the continuance of each Fund's Advisory Contract, the Distribution Contract and the Co-Administration Agreement at a meeting of the Board of Trustees on January 26, 1999.

DISTRIBUTION PLANS AND EXPENSES

  The Board of Trustees of the Trust has adopted a Distribution Plan and related Shareholder Servicing Agreement (the "Plan") on behalf of each Fund (in the case of the International Equity Fund, Service Class Shares only) pursuant to Rule 12b-1 of the Investment Company Act of 1940, after having concluded that there is a reasonable likelihood that the Plan will benefit each Fund and its shareholders. The Plan provides for a monthly payment by each Fund to BISYS Fund Services for expenses incurred not to exceed an annual rate of 0.35% (0.50% in the case of the Growth and Income Fund).

  BISYS Fund Services will use all amounts received under each Plan for payments to broker-dealers or financial institutions for their assistance in distributing shares of each Fund including rendering distribution-related asset introduction and asset retention services and otherwise promoting the sale of the Funds' shares. BISYS Fund Services may also use all or any portions of such fee to pay expenses such as the printing and distribution of prospectuses sent to prospective investors, the preparation, printing and distribution of sales literature and expenses associated with media advertisements and telephone services.

  The Plans provide for BISYS Fund Services to prepare and submit to the Board of Trustees on a quarterly basis written reports of all amounts expended pursuant to the Plan and the purpose for which such expenditures were made. The Plans may not be amended to increase materially the amount spent for distribution expenses without approval by a majority of each Fund's outstanding shares and approval of a majority of the non-interested Trustees. Distribution expenses incurred in one year will not be carried forward into and reimbursed in the next year for actual expenses incurred in the previous year.

  The Plan will continue in effect with respect to each Fund from year to year provided such continuance is approved annually by a vote of the Board of Trustees of the Trust and of the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan, cast in person at a meeting called for the purpose of voting on such Plan ("12b-1 non-interested Trustees"). The Board of Trustees of the Trust, including the 12b-1 non-interested Trustees, approved the continuance of the Plan at a meeting of the Board of Trustees on January 26, 1999.

  For the fiscal year ended December 31, 1998, the Funds incurred the following amounts in distribution-related fees under the Rule 12b-1 Distribution
Plan:

                                              Printing of
                         Compensation to   Prospectuses and     Retail     Postage and
                             Broker-          Shareholder     Marketing   Miscellaneous
      Fund                   Dealers          Advertising      Reports       Program      Expenses        Total
      ----                   -------          -----------      -------       -------      --------        -----
Growth and Income Fund      $       0          $     0         $     0        $     0        $     0     $      0
International Fund                  0                0               0              0              0            0
(Service Class)
Fixed Income Fund                   0                0               0              0              0            0
New York Fund               $  55,834          $     0         $     0        $     0        $     0      $55,834

                             SERVICE ORGANIZATIONS

  The Trust also contracts with banks (including Marine Midland Bank), trust companies, broker-dealers or other financial organizations ("Service Organizations") on behalf of the Funds to provide certain administrative services for the Fund at a fee of up to an annual rate of 0.35%. Services provided by Service Organizations may include among other things; providing necessary personnel and facilities to establish and maintain certain shareholder accounts and records; assisting in processing purchase and redemption transactions; arranging for the wiring of funds; transmitting and receiving of funds in connection with shareholder orders to purchase or redeem shares; verifying and guaranteeing client signatures in connection with redemption orders, transfers among and changes in shareholders designating accounts; providing periodic statements showing a shareholder's account balance and, to the extent practicable, integrating such information with other client transactions; furnishing periodic and annual statements and confirmations of all purchases and redemptions of shares in a shareholder's account; transmitting proxy statements, annual reports, and updating prospectuses and other communications from a Fund to its shareholders; and providing such other services as each Fund or shareholder reasonably may request, to the extent permitted by applicable statute, rule or regulation.

  Some Service Organizations may impose additional or different conditions on their clients, such as requiring their clients to invest more than the minimum initial or subsequent investments specified by each Fund or charging a direct fee for servicing. If imposed, these fees would be in addition to any amounts which might be paid to the Service Organization by a Fund. Each Service Organization has agreed to transmit to its clients a schedule of any such fees. Shareholders using Service Organizations are urged to consult them regarding any such fees or conditions.

  Any customer of a Participating Organization may become the shareholder of record upon written request to its Participating Organization or the Fund's Transfer Agent. Each Participating Organization will receive monthly payments which in some cases may be based upon expenses that the Participating Organization has incurred in the performance of its services under the Servicing Agreement. The payments will not exceed, on an annualized basis, an amount equal to 0.35% of the average daily value during the month of Fund shares in the subaccount of which the Participating Organization is record owner as nominee for its customers. Such payments will be separately negotiated with each Participating Organization and will vary depending upon such factors as the services provided and the costs incurred by each Participating Organization.
The payment may be more or less than the fees payable to BISYS Fund Services, Inc. for the services it provides pursuant to the Transfer Agency Agreement for similar services.

  The payments will be made by the Funds to the Participating Organizations pursuant to the Servicing Agreements. BISYS Fund Services, Inc. will not receive any compensation as transfer or dividend disbursing agent with respect to the subaccounts maintained by Participating Organizations. The Board of Trustees will review, at least quarterly, the amounts paid and the purposes for which such expenditures were made pursuant to the Servicing Agreements.

  Under separate agreements, the Adviser (not the funds) may make supplementary payments from its own revenues to a Participating Organization that agrees to perform services such as advising customers about the status of their subaccounts, the current yield and dividends declared to date and providing related services a shareholder may request. Such payments will vary depending upon such factors as the services provided and the cost incurred by each Participating Organization.

  The Glass-Steagall Act and other applicable laws, among other things, prohibit banks from engaging in the business of underwriting, selling or distributing securities. There currently is no precedent prohibiting banks from performing administrative and shareholder servicing functions as Service Organizations. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either Federal or state statutes or regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank from continuing to perform all or part of its servicing activities. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

  If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders of the Trust and alternative means for continuing the servicing of such shareholders would be sought. In that event, changes in the operation of the Trust might occur and a shareholder serviced by such a bank might no longer be able to avail itself of any services then being provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

                           CALCULATION OF YIELDS AND
                            PERFORMANCE INFORMATION

  From time to time, the Funds quote current yield based on a specific thirty day period. Such thirty day yield, which may be used in advertisements and marketing material, is calculated by using a method known as "semi-annual compounding." Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

  Where: yield = 2[(a-b + 1)/6/ -1]

  cd

  a = dividends and interest earned during the period, including the amortization of market premium or accretion of market discount.

  b = expenses accrued for the period (net of reimbursements).

  c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

  d = the maximum offering price per share on the last day of the period.


  The current yields for the Fixed Income and New York Funds as of December 31, 1997, were 5.54% and 3.81%, respectively (excluding the maximum sales of 4.75% for each Fund). The current yields as of the same date including the maximum sales charge were 5.28% and 3.63%, respectively, for the Fixed Income and New York Funds.

  The Funds from time to time may advertise total return and cumulative total return figures. Total return is the average annual compound rate of return for the periods of one year and the life of each Fund, where applicable, each ended on the last day of a recent calendar quarter. Total return quotations reflect the change in the price of each Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in shares of each Fund. Total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods, that would compare the initial amount to the ending redeemable value of such investment according to the following formula (total return is then expressed as a percentage):

  Where: P(1+T)/n/ = ERV

                       P = a hypothetical initial investment of $1,000

  T = average annual total return
  n = number of years

  ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

The average annual total return information for the Funds for the periods indicated below is as follows:

                                                         Shares Charge*         NAV
                                                        ----------------       -------
Growth and Income Fund
   One year ended December 31, 1997                              21.19%           27.42%
   Five years ended December 31, 1997                            15.49%           16.63%
   Inception (June 6, 1986) to December 31, 1997                 13.08%           13.59%

International Equity Fund
   Institutional Class
   One year ended December 31, 1997                                N/A            (2.15%)
   Inception (March 1, 1995) to December 31, 1997                  N/A             5.94%

   Service Class
   One year ended December 31, 1997                              (6.97%)          (2.06%)
   Inception (April 25, 1994) to December 31, 1997               (0.42%)           1.07%

Fixed Income Fund
   One Year Ended December 31, 1997                               3.49%            8.12%
   Inception (January 15, 1993) to December 31, 1997              5.64%            6.69%

New York Tax-Free Bond Fund
   One Year Ended December 31, 1997                               3.80%            8.97%
   Five Years Ended December 31, 1997                             5.46%            6.50%
   Inception (March 21, 1989) to December 31, 1997                7.24%            7.83%

* Includes maximum sales charge. Past Performance is not predictive of future performance.

  Cumulative total return is the rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect the change in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in shares of the Fund. Cumulative total return is calculated by finding the rate of return of a hypothetical investment over such period, according to the following formula (cumulative total return is then expressed as a percentage):

  C = (ERV/P) - 1

  C = Cumulative Total Return

  P = a hypothetical initial investment of $1,000

  ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.


  All Funds

  From time to time, in marketing pieces and other Fund literature, each Fund's or the Funds' total performance may be compared to the performance of broad groups of comparable funds or unmanaged indices of comparable securities. Evaluations of Fund performance made by independent sources may also be used in advertisements concerning the Funds. Sources for Fund performance information may include, but are not limited to, the following:

* Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

* Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

  Changing Times, The Kiplinger Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

  Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

* Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

  Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

  Global Investor, a European publication that periodically reviews the performance of U.S. mutual funds investing internationally.

* Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.

  Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

  New York Times, a nationally distributed newspaper which regularly covers financial news.

  Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

  Sylvia Porter's Personal Finance, a monthly magazine focusing on personal money management that periodically rates and ranks mutual funds by performance.

* Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

* Wiesenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records, and price ranges.


* Sources of Fund performance information actually used by the Funds in the past.


                       DETERMINATION OF NET ASSET VALUE

  Each Fund's net asset value per share for the purpose of pricing and redemption orders is determined at 4:15 p.m. (Eastern time) on each day the Funds' transfer agent is open for business. The net asset value will not be computed on the following holidays: New Year's Day, Martin Luther King Jr.'s Day, Presidents' Day, Good Friday Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas. The net asset value per share of each Fund is computed by dividing the total current market value of the net assets of a Fund, (i.e., the value of the assets less the liabilities), by the total number of shares outstanding at the time of determination. All expenses, including the advisory and administrative fees, are accrued daily and taken into account for the purpose of determining the net asset value. The public offering price (net asset value of $10.35 and $12.36 for the International Fund and Growth and Income Fund, plus maximum sales charge of 5.00% of the offering price) per share at December 31, 1997 was $10.89 and $13.01 respectively. The public offering price (net asset value of $10.12, and $11.48 plus maximum sales charge of 4.75% of the offering price for the Fixed Income Fund and New York Fund, respectively) per share at December 31, 1997 was $10.62 and $12.05 for the Fixed Income Fund and New York Fund, respectively.

  Portfolio securities are valued at the last quoted sales price as of the close of business on the day the valuation is made, or lacking any sales, at the mean between closing bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. The value for each unlisted security is on a day such security is not traded shall be based on the mean of the bid and ask quotations for that day. The value for each unlisted security is based on the last trade price for that security on a day in which the security is traded. [WHICH PRICING METHOD IS USED?] The value of each security for which readily available market quotations exist will be based on a decision as to the broadest and most representative market for such security. Options on stock indices traded on national securities exchanges are valued at the close of options trading on such exchanges (which is currently 4:10 p.m., Eastern time). Stock index futures and related options, which are traded on commodities exchanges, are valued at their last sale price as of the close of such exchanges (which is currently 4:15 p.m., Eastern time). Other assets and securities for which no quotations are readily available (and in the case of the

International Fund, securities for which market quotations are available but the Adviser determines that a given quotation is not representative of a security's current market value) are valued at fair value as determined in good faith by the Trustees. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Short-term investments are valued at amortized cost, which approximates market value. The Board of Trustees has determined in good faith that amortized cost approximates fair market value. All assets and liabilities initially expressed in foreign currencies will be translated into U.S. Dollars at the bid price of such currencies against U.S. Dollars last quoted by a major bank or broker. If such quotations are not available as of the close of the New York Stock Exchange, the rate of exchange will be determined in accordance with policies established in good faith by the Board of Trustees.


                            PORTFOLIO TRANSACTIONS

  The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policy established by the Trustees, the Adviser (or Sub-Adviser, as appropriate) is primarily responsible for portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Funds to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. Brokerage may be allocated to the Distributor to the extent and in the manner permitted by applicable law, provided that in the judgment of the investment adviser the use of the Distributor is likely to result in an execution at least as favorable as that of other qualified brokers. While the Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

  Investment decisions for a Fund concerning specific portfolio securities are made independently from those for other clients advised by its Adviser. Such other investment clients may invest in the same securities as a Fund. When purchases or sales of the same security are made at substantially the same time on behalf of such other clients, transactions are averaged as to price and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to each client, including the Fund. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold for a Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for such other investment clients in order to obtain best execution.

  Purchases and sales of securities will often be principal transactions in the case of debt securities and, for the Fixed Income Fund, equity securities traded otherwise than on an exchange. The purchase or sale of equity securities will frequently involve the payment of a commission to a broker-dealer who effects the transaction on behalf of the Fund. Debt securities normally will be purchased or sold from or to issuers directly or to dealers serving as market makers for the securities at a net price. Generally, money market securities are traded on a net basis and do not involve brokerage commissions. Under the 1940 Act, persons affiliated with Marine Midland, the Adviser, the Funds or BISYS Fund Services are prohibited from dealing with the Funds as a principal in the purchase and sale of securities except in accordance with regulations adopted by the Securities and Exchange Commission. The Funds may purchase Municipal Obligations from underwriting syndicates of which the Distributor or other affiliate is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act. Under the 1940 Act, persons affiliated with the Adviser, the Funds or BISYS Fund Services may act as a broker for the Funds. In order for such persons to effect any portfolio transactions for the Funds, the commissions, fees or other remuneration received by such persons must be reasonable and fair compared to the commissions, fees or other remunerations paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliate to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arms-length transaction. The Trustees of the Trust regularly review the commissions paid by the Funds to affiliated brokers. The Funds will not do business with nor pay commissions to affiliates of the Adviser in any portfolio transactions where they act as principal.

  As permitted by Section 28(e) of the "Securities Exchange Act of 1934 (the "1934 Act") the Adviser may cause the Funds to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to the Adviser an amount of disclosed commission for effecting a securities transaction for the Funds in excess of the commission which another broker-dealer would have charged for effecting that transaction.

  The Adviser may, in circumstances in which two or more dealers are in a position to offer comparable results, give preference to a dealer which has provided statistical or other research services to the Adviser. By allocating transactions in this manner, the Adviser is able to supplement its research and analysis with the view and information of securities firms.

  Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds. The Adviser may cause a Fund to pay commissions higher than another broker-dealer would have charged if the Adviser believes the commission paid is reasonable in relation to the value of the research services incurred by the Adviser.

  The aggregate brokerage commissions paid by the International Fund for the years ended December 31, 1998, 1997 and 1996 were $___, $330,959 and $113,445, respectively. No brokerage commissions were paid to affiliated brokers during these periods.

  For the years ended December 31, 1998, 1997 and 1996 the Growth and Income Fund paid an aggregate of $____, $288,300 and $113,241 respectively, in brokerage commissions.


                              PORTFOLIO TURNOVER

  A Fund's portfolio turnover rate measures the frequency with which a Fund's portfolio of securities is traded. The Funds will attempt to purchase securities with intent of holding them for investment but may purchase and sell portfolio securities whenever the Adviser believes it to be warranted (e.g., the Fund may sell portfolio securities in anticipation of an adverse market movement). The purchase and sale of portfolio securities may involve dealer mark-ups, underwriting commissions or other transaction costs. Generally, the higher the portfolio turnover rate, the higher the transaction costs to the Fund, which will generally increase the Fund's total operating expenses. In addition, increased portfolio turnover may increase the likelihood of additional capital gains for each Fund. The International Fund's portfolio turnover rate for the years ended December 31, 1998, December 31, 1997 and December 31, 1996 was 163.90%, 112.54% and 77.91% respectively. The Growth and Income Fund's portfolio turnover rate for the years ended December 31, 1998, December 31, 1997 and December 31, 1996 was 82.19%, 69.1% and 61.7% respectively. The Fixed Income Fund's portfolio turnover rate for the years ended December 31, 1998, December 31, 1997 and 1996 was 71.05%, 61% and 156%, respectively (the relatively higher 1996 turnover was due to market volatility). The New York Fund's portfolio turnover rate for the years ended December 31, 1998, December 31, 1997 and 1996 was 56.81%, 35.6% and 87.4%, respectively.

                              EXCHANGE PRIVILEGE

  Shareholders who have held all or part of their shares in a Fund for at least seven days may exchange those shares for shares of the other portfolios of the Trust and the HSBC Funds Trust which are available for sale in their state. A shareholder who has paid a sales load in connection with the purchase of shares of any of the Funds will not be subject to any additional sales loads in the event such shareholder exchanges shares of one Fund for shares of another Fund. Shareholders of any of the HSBC Money Market Funds who exchange shares of any of such Money Market Funds for shares of any of the Funds are charged the sales loads applicable to the Funds as stated in the Prospectus.

  Before effecting an exchange, shareholders should review the prospectuses. Exercise of the exchange privilege is treated as a redemption for Federal and New York State and City income tax purposes and, depending on the circumstances, a gain or loss may be recognized. See the Prospectus discussion of the Federal tax treatment of load reductions or eliminations in an exchange.

  The exchange privilege may be modified or terminated upon sixty (60) days' notice to shareholders. Although initially there will be no limit on the number of times a shareholder may exercise the exchange privilege, the Funds reserve the right to impose such a limitation. Call or write the Funds for further details.

                              PURCHASE OF SHARES

  Shares of the Funds are offered on a continuous basis at net asset value, plus any applicable sales charge, by the Distributor as an investment vehicle for institutions, corporations, fiduciaries and individuals.

  The minimum investment requirements may be waived or lowered for investments effected on a group basis by certain other institutions and their employees, such as pursuant to a payroll deduction plan. All funds will be invested in full and fractional shares. Compensation to salespersons may vary depending upon whether Service Class or Institutional Class shares are sold.

  Orders for shares of the Funds will be executed at the net asset value per share next determined after receipt of an order by the dealer, plus a sales charge (in the case of the International Fund Service Class shares only) varying with the amount invested in accordance with the following schedule:

               INTERNATIONAL EQUITY FUND (SERVICE CLASS SHARES)
                          AND GROWTH AND INCOME FUND



                                                                                          REALLOWANCE
                                                                                           TO SERVICE
                                                                      TOTAL SALES LOAD    ORGANIZATIONS
                                                                      ------------------- -------------
                                                                      AS A % OF             AS A % OF
                                                                      OFFERING              OFFERING
                                                                        PRICE                PRICE
                                                                      PER SHARE             PER SHARE
                                                                      ---------             ---------
     Less than $50,000...............................................    5.00%              4.50%
     $50,000 but less than $100,000..................................    4.50%              4.00%
     $100,000 but less than $250,000.................................    3.75%              3.40%
     $250,000 but less than $500,000.................................    2.50%              2.25%
     $500,000 but less than $1 million...............................    2.00%              1.75%
     $1 million and above............................................    1.00%              0.90%


                      FIXED INCOME FUND AND NEW YORK FUND


                                                           REALLOWANCE
                                                            TO SERVICE
                                        TOTAL SALES LOAD   ORGANIZATIONS
                                        ----------------   --------------
                                            AS A % OF        AS A % OF
            AMOUNT INVESTED               OFFERING PRICE   OFFERING PRICE
        (INCLUDING SALES CHARGE)          PER SHARE          PER SHARE
        ------------------------        ----------------   --------------
     Less than $50,000.............          4.75%             4.25%
     $50,000 but less than
     $100,000.....................           4.25%             3.75%
     $100,000 but less than
     $250,000.....................           3.50%             3.15%
     $250,000 but less than
     $500,000.....................           2.50%             2.25%
     $500,000 but less than $1 mil-
     lion.........................           2.00%             1.75%
     $1 million and above..........          1.00%             0.90%

  The sales charge applicable to the purchase of Fund shares will be waived on the following purchases: (1) by Trustees and officers of the Trust and of HSBC Funds Trust, and members of their immediate families (parents, spouses, children, brothers and sisters), (2) by directors, employees and retirees of

Marine Midland Bank and its affiliates, and members of their immediate families,
(3) by financial institutions or corporations on behalf of their customers or employees, or on behalf of any trust, pension, profit-sharing or other benefit plan for such customers or employees, (4) by directors and employees of the Distributor, selected broker-dealers and affiliates and members of their immediate families, (5) by charitable organizations as defined in Section 501(c)(3) of the Internal Revenue Code ("Charitable Organizations") or for charitable remainder trusts or life income pools established for the benefit of Charitable Organizations, (6) by registered representatives of selling brokers and members of their immediate families, (7) by individuals who have terminated their Employee Benefit Trust ("EBT") Plan or have retired and are purchasing shares in the Fund with the proceeds of their benefits checks (the EBT Plan must currently own shares of a Fund at the time of the individual's purchase), (8) by corporations, their officers or directors, partnerships, and their partners which are customers or prospective customers of Marine Midland Bank when authorized by an officer of Marine Midland Bank, and (9) by individuals who, as determined by an officer of the Fund in accordance with guidelines established by the Fund's Trustees, have purchased shares under special circumstances not involving sales expenses to dealers or the Distributor. Eligible investors should contact the Adviser for details.

  The sales load does not apply in any instance to reinvested dividends.

  From time to time dealers who receive dealer discounts and broker commissions from the Distributor may reallow all or a portion of such dealer discounts and broker commissions to other dealers or brokers. The Distributor, at its expense, may also provide additional compensation to dealers in connection with sales of shares of the Funds. Such compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more Funds of the Trust, and/or other dealer- sponsored special events. In some instances, this compensation may be made available only to certain dealers whose representatives have sold a significant number of such shares. Compensation will include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Compensation may also include the following types of non-cash compensation offered through sales contests: (1) vacation trips, including the provision of travel arrangements and lodging at luxury resorts at an exotic location, (2) tickets for entertainment events (such as concerts, cruises and sporting events) and (3) merchandise (such as clothing, trophies, clocks and pens). Dealers may not use sales of a Fund's Shares to qualify for the compensation to the extent such may be prohibited by the laws of any state or any self- regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by any Fund or its shareholders.

  Stock certificates will not be issued with respect to the shares. The Transfer Agent shall keep accounts upon the book of the Trust for recordholders of such shares.

RIGHT OF ACCUMULATION

  The Funds offer to all shareholders a right of accumulation under which any shareholder may purchase shares of a Fund at the offering price applicable to the total of (a) the dollar amount then being purchased plus (b) an amount equal to the offering price of the shareholder's combined holdings of the shares of the Fund. For the right of accumulation to be exercised, a shareholder must provide at the time of purchase confirmation of the total number of shares of the Fund owned by such shareholder. Acceptance of the purchase order is subject to such confirmation. The right of accumulation may be amended or terminated at any time on sixty days notice to shareholders. Shares held in the name of a nominee or custodian under pension, profit- sharing, or other employee benefit plans may not be combined with other shares held in the name of such nominee or custodian for other plans to qualify for the right of accumulation.

LETTER OF INTENT

  By initially investing at least $1,000 and submitting a Letter of Intent to the transfer agent, a "single purchaser" may purchase shares of a Fund and other eligible HSBC Funds (other than Money Market Funds) during a 13-month period at the reduced sales charge rates applying to the aggregate amount of the intended purchases stated in the Letter of Intent. The Letter of Intent may apply to purchases made up to 90 days before the date of submission of the Letter. Dividends and distributions of capital gains paid in shares of a Fund at net asset value will not apply towards the completion of the Letter of Intent. The Letter of Intent does not obligate a shareholder to buy the amount indicated in the Letter of Intent; however, if the intended purchases are not completed during the Letter of Intent period, the shareholder will be obligated to pay the Distributor an amount equal to the difference between the regular sales charge applicable to a single purchase of the number of shares purchased and the sales charge actually paid. For further details, including escrow provisions, see the Letter of Intent. Each Fund reserves the right to amend, suspend or cease offering this program at any time.


                                  REDEMPTIONS

  The proceeds of a redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for Federal and New York State and City income tax purposes. Any loss realized on the redemption of Fund shares held, or treated as held, for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividends received on the redeemed shares.

  A shareholder's account with a Fund remains open for at least one year following complete redemption and all costs during the period will be borne by the Fund. This permits an investor to resume investments in such Fund during the period in an amount of $50 or more.

  To be in a position to eliminate excessive shareholder expense burdens, each Fund reserves the right to adopt a policy pursuant to which it may redeem, upon not less than 30 days' notice, shares of the Fund in an account which has a value below a designated amount. However, any shareholder affected by the exercise of this right will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.

  The Funds may suspend the right of redemption during any period when (i) trading on the New York Stock Exchange is restricted or that Exchange is closed, other than customary weekend and holiday closings, (ii) the Securities and Exchange Commission has by order permitted such suspension or (iii) an emergency exists making disposal of portfolio securities or determination of the value of the net assets of the Funds not reasonably practicable.

  Although it would not normally do so, the Trust has the right to pay the redemption price in whole or in part in securities of a Fund's portfolio as prescribed by the Trustees. When a shareholder sells portfolio securities received in this fashion he would incur a brokerage charge. The Trust has, however, elected to be governed by Rule 18f-1 under the 1940 Act, as amended. Under that rule, the Trust must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of a Fund's net asset value at the beginning of such period.

SYSTEMATIC WITHDRAWAL PLAN

  An owner of $10,000 or more worth of shares of a Fund may elect to have periodic redemptions from his account to be paid on a monthly basis. The minimum periodic payment is $50. A sufficient number of shares to make the scheduled redemption will be redeemed on the first or the fifteenth day of the month. Redemptions for the purpose of making such payments may reduce or even exhaust the account if your monthly checks exceed the dividend, interest and capital appreciation, if any, on your shares. A shareholder may request that these payments be sent to a predesignated bank or other designated party. Shareholders holding share certificates are not eligible to establish a Systematic Withdrawal Plan because share certificates must accompany all withdrawal requests.

  Amounts paid to you pursuant to the Systematic Withdrawal Plan are not a return on your investment. Payments to you pursuant to the Systematic Withdrawal Plan are derived from the redemption of shares in your account and is a taxable transaction on which gain or loss may be recognized for Federal, state and local income tax purposes.

REINSTATEMENT PRIVILEGE

  A shareholder in a Fund who has redeemed shares may reinvest, without a sales charge, up to the full amount of such redemption at the net asset value determined at the time of the reinvestment within 60 days of the original redemption. This privilege must be effected within 60 days of the redemption and the investor at the time of purchase must provide the number of shares redeemed within the 60 day period. The shareholder must reinvest in the same Fund and account from which the shares were redeemed. A redemption is a taxable transaction and gain or loss may be recognized for Federal income tax purposes even if the reinstatement privilege is exercised. Any loss realized upon the redemption will not be recognized as to the number of shares acquired by reinstatement, except through an adjustment in the tax basis of the shares so acquired.

                                 INCOME TAXES

The Funds intend to distribute annually substantially all of their net investment income in the form of dividends. Shares purchased will begin earning dividends on the day of settlement and shares redeemed will earn dividends through the date of redemption. Net investment income for a Saturday, Sunday or holiday will be declared as a dividend on the previous business day. Dividends declared in, and attributable to, the preceding month will be paid within five business days after the end of such month.

  In order to satisfy certain annual distribution requirements of the Internal Revenue Code of 1986 (the "Code"), the Funds may declare special dividend and capital gains distributions during October, November or December as of a record date in such a month. Such distributions, if paid to shareholders in the following January, are deemed for Federal income tax purposes to have been paid by the Fund and received by shareholders on December 31 of the prior year.

  Each Fund will be treated as a separate entity for Federal income tax purposes, notwithstanding that it is one of multiple series of the Trust. Each Fund has elected to be treated, and has qualified and intends to continue to qualify to be treated as a regulated investment company for each taxable year by complying with the provisions of the Code applicable to regulated investment companies so that it will not be liable for Federal income tax with respect to its net investment income and net realized capital gains distributed to shareholders in accordance with the timing requirements of the Code.

  In order to qualify as a regulated investment company for a taxable year, each Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of stock or securities and gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities or other income (including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency; (b) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of a Fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies and other stocks and securities limited, in the case of other stocks or securities for purposes of this calculation, in respect of any one issuer, to an amount not greater than 5% of its assets or 10% of the voting stocks or securities of the issuer, and (ii) not more than 25% of the value of its assets is invested in the stocks or securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies). As such, and by complying with the applicable provisions of the Code, a Fund will not be subject to Federal income tax on taxable income (including realized capital gains) which is distributed to shareholders in accordance with the timing requirements of the Code.

  The amount of capital gains, if any, realized in any given year will result from sales of securities made with a view to the maintenance of a portfolio believed by each Fund's management to be most likely to attain such Fund's investment objective. Such sales and any resulting gains or losses, may therefore vary considerably from year to year. Since at the time of an investor's purchase of shares, a portion of the per share net asset value by which the purchase price is determined may be represented by realized or unrealized appreciation in each Fund's portfolio or undistributed income of such Fund, subsequent distributions (or portions thereof) on such shares may be taxable to such investor even if the net asset value of his shares is, as a result of the distributions, reduced below his cost for such shares and the distributions (or portions thereof) represent a return of a portion of his investment.

  Each Fund is required to report to the Internal Revenue Service (the "IRS") all distributions of taxable dividends and of capital gains, as well as the gross proceeds of share redemptions. Each Fund may be required to withhold Federal income tax at a rate of 31% ("backup withholding") from taxable dividends (including capital gain dividends) and the proceeds of redemptions of shares paid to non-corporate shareholders who have not furnished such Fund with a correct taxpayer identification number and made certain required certifications or who have been notified by the IRS that they are subject to backup withholding. In addition, a Fund may be required to withhold Federal income tax at a rate of 31% if it is notified by the IRS or a broker that the taxpayer identification number is incorrect or that backup withholding applies because of under reporting of interest or dividend income.

  Distributions of taxable net investment income and net realized capital gains will be taxable as described in the Prospectus whether made in shares or in cash. In determining amounts of net realized capital gains to be distributed, any capital loss carryovers from prior years will be applied against capital gains. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date. Fund distributions will also be included in individual and corporate shareholders' income on which the alternative minimum tax may be imposed.

  Any loss realized upon the redemption of shares held (or treated as held) for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend received on the redeemed shares. Any loss realized upon the redemption of shares within six months after receipt of an exempt-interest dividend will be disallowed. All or a portion of a loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption. Exchanges are treated as redemptions for Federal tax purposes.

  Different tax treatment is accorded to accounts maintained as IRAs, including a penalty on early distributions. Shareholders should consult their tax advisers for more information.

  Current federal income tax law requires that a holder of a zero coupon security report as income each year the portion of the original issue discount on such security that accrues that year, even though the holder receives no cash payments of interest during the year.

  The "straddle" rules of Section 1092 of the Code may require the Funds which are permitted to engage in such transactions to defer the recognition of certain losses incurred on its transactions involving certain stock or securities, futures contracts or options. Section 1092 defines a "straddle" to include "offsetting positions" with respect to publicly traded stock or securities. A "position" is defined to include a futures contract and an option. In general, the Funds will be considered to hold offsetting positions if there is a substantial diminution of its risk of loss from holding one position by reason of its holding one or more other positions. Section 1092 generally provides that in the case of a straddle, any loss from the disposition of a position (the "loss position") in the straddle shall be recognized for any taxable year only to the extent that the amount of such loss exceeds the unrealized gains on any offsetting straddle position (the "gain position") and the unrealized gain on any successor position (which is a position that is itself offsetting to the gain position and is acquired during a period commencing 30 days prior to, and ending 30 days after, the disposition of the loss position).

  These special tax rules applicable to options and futures transactions could affect the amount, timing and character of capital gain distributions to shareholders by causing holding period adjustments, converting short-term capital losses into long-term capital losses, and accelerating a Fund's income or deferring its losses.

  For purposes of the dividends-received deduction available to corporations, dividends received by a Fund from taxable domestic corporations in respect of any share of stock treated as debt-financed under the Code or held by the Fund for 45 days or less (90 days in the case of certain preferred stock) will not be treated as qualifying dividends. To the extent applicable, for purposes of the dividends-received deduction the holding period of any share of stock will not include any period during which the Fund has an option or a contractual obligation to sell, or has granted certain call options with respect to, substantially identical stock or securities or, under Treasury regulations to be promulgated, a Fund may diminish its risk of loss by holding one or more other positions with respect to substantially similar or related property. It is anticipated that these rules will operate so as to reduce the portion of distribution paid by the Fund that will be eligible for the dividends received deduction available to corporate shareholders of the Fund. The dividends-received deduction is reduced to the extent the shares of the Funds with respect to which the dividends are received are treated as debt-financed under the Code and is eliminated if the shares are deemed to have been held for less than 46 days.

  Corporate shareholders should also note that their basis in shares of the Fund may be reduced by the untaxed portion (i.e., the portion qualifying for the dividends-received deduction) of an "extraordinary dividend" if the shares have not been held for at least two years prior to declaration of the dividend. Extraordinary dividends are dividends paid during a prescribed period which equal or exceed 10% of a corporate shareholder's basis in its Fund shares or which satisfy an alternative test based on the fair market value of the shares. To the extent dividend payments received by corporate shareholders of the Fund constitute extraordinary dividends, such shareholders' basis in their Fund shares will be reduced and any gain realized upon a subsequent disposition of such shares will therefore be increased. The untaxed portion of dividends received by such shareholders is also included in adjusted alternative minimum taxable income in determining shareholders' liability under the alternative minimum tax.

  Each Fund is subject to a 4% nondeductible excise tax to the extent that it fails to distribute to its shareholders during each calendar year an amount equal to at least the sum of (a) 98% of its taxable ordinary investment income (excluding long-term and short-term capital gain income) for the calendar year; plus (b) 98% of its capital gain net income for the one year period ending on October 31 of such calendar year; plus (c) any ordinary investment income or capital gain net income from the preceding calendar year which was neither distributed to shareholders nor taxed to a Fund during such year. Each Fund intends to distribute to shareholders each year an amount sufficient to avoid the imposition of such excise tax.

  The untaxed portion of dividends received by such shareholders is also included in adjusted alternative minimum taxable income in determining shareholders' liability under the alternative minimum tax.

  If a shareholder exercises an exchange privilege within 90 days of acquiring the shares, then the loss the shareholder can recognize on the exchange will be reduced (or the gain increased) to the extent any sales charge paid to the Fund on the exchanged shares reduces any sales charge the shareholder would have owed upon purchase of the new shares in the absence of the exchange privilege. Instead, such sales charge will be treated as an amount paid for the new shares.

  SPECIAL TAX CONSIDERATIONS FOR THE INTERNATIONAL EQUITY FUND. Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of federal withholding taxes will reduce the income received from the companies comprising the Fund.

  Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency denominated debt securities or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code which causes such gains and losses to be treated as ordinary income and losses rather than capital gains and losses and may affect the amount, timing and character of distributions to shareholders.

  If a Fund invests in certain "passive foreign investment companies" ("PFICs") which do not distribute their income on a regular basis, it could be subject to Federal income tax (and possibly additional interest charges) on a portion of any "excess distribution" or gain from the disposition of such shares even if it distributes such income to its shareholders. If the Fund elects to treat the PFIC as a "qualified electing Fund" ("QEF") and the PFIC furnishes the Fund certain financial information in the required form, the Fund would instead be required to include in income each year a portion of the ordinary earnings and net capital gains of the QEF, regardless of whether received, and such amounts would be subject to the various distribution requirements described above.

  It is expected that dividends and interest from non-U.S. sources received by a Fund will be subject to non-U.S. withholding taxes. Such withholding taxes may be reduced or eliminated under the terms of applicable United States income tax treaties, and the Fund intends to undertake any procedural steps required to claim the benefits of such treaties. With respect to any non-U.S. taxes (including withholding taxes) actually paid by the Fund, if more than 50% in value of the Fund's total assets at the close of any taxable year consists of stocks or securities of any non-U.S. corporations, the Fund may elect to treat any non-U.S. taxes paid by it as paid by its shareholders. If the Fund does not make the election permitted under Section 853, any foreign taxes paid or accrued will represent an expense to the Fund which will reduce its investment company taxable income. Absent this election, shareholders will not be able to claim either a credit or a deduction for their pro rata portion of such taxes paid by the Fund, nor will shareholders be required to treat as part of the amounts distributed to them their pro rata portion of such taxes paid.

  In the event a Fund makes the election described above to pass through non-U.S. taxes to shareholders, shareholders will be required to include in income (in addition to any distributions received) their proportionate portion of the amount of non-U.S. taxes paid by the Fund and will be entitled to claim either a credit or deduction for their portion of such taxes in computing their U.S. Federal income tax liability. Availability of such a credit or deduction is subject to certain limitations. Shareholders will be informed each year in which the Fund makes the election regarding the amount and nature of foreign taxes to be included in their income for U.S. Federal income tax purposes.

  Each year each Fund will notify shareholders of the character of its dividends and distributions for federal income tax purposes. Depending on the residence of the shareholder for tax purposes, such dividends and distributions may also be subject to state, local or foreign tax consequences of ownership of Fund shares in their particular circumstances.

  Exempt-interest dividends and other distributions paid by the New York Fund are includable in the tax base for determining the taxibility of social security or railroad retirement benefits.

  Depending on the residence of the New York Fund's shareholders for tax purposes, distributions may also be subject to state and local taxes. Shareholders are required to report the amount of tax-exempt interest received each year, including exempt-interest dividends, on their Federal tax returns. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of the New York Fund shares in their particular circumstances. Shareholders who are not United States persons should also consult their tax advisers as to the potential application of foreign and U.S. taxes, including a 30% U.S. withholding tax (or lower treaty rate) on dividends representing ordinary income to them.

  Special Tax Considerations for the New York Tax-Fee Fund. The New York Tax-Free Fund also intends to qualify to pay "exempt-interest dividends" within the meaning of the Code by holding at the end of each quarter of its taxable year at least 50% of the value of its total assets in the form of Municipal Obligations. Dividends derived from interest on Municipal Obligations that constitute exempt-interest dividends will not be includable in gross income for Federal income tax purposes and exempt-interest dividends derived from interest on New York Municipal Obligations will not be includable in gross income for Federal income tax purposes or subject to New York State or City personal income tax.

  The Tax Reform Act of 1986 (the "Tax Act") and subsequent restrictive legislation may significantly affect the supply and yields of Municipal Obligations and New York Obligations. The Tax Act imposed new restrictions on the issuance of Municipal Obligations and New York Obligations. As described in the Prospectus, pursuant to the Tax Act, if the Fund invested in Municipal Obligations and New York Municipal Obligations that are private activity bonds, some portion of exempt-interest dividends paid by the Fund would be treated as an item of tax preference for purposes of the Federal alternative minimum tax on individuals and corporations. In addition, a portion of original issue discount relating to stripped Municipal Obligations and their coupons may be treated as taxable income under certain circumstances, as will income from repurchase agreements and securities loans.

  Exempt-interest dividends received by corporations which hold shares of the Fund will be part of the "adjusted current earnings" of such corporations, and will increase the "alternative minimum taxable income" of such corporations for purposes of the alternative minimum tax on corporations.

  Property and casualty insurance companies will be required to reduce their deductions for "losses incurred" by a portion of the exempt-interest dividends they receive for shares of the Fund. The portion of the income from the Fund derived from bonds with respect to which a holder is a "substantial user" will not be tax-exempt in the hands of such user.

  Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of the Fund may not be deductible in whole or in part for Federal or New York State or City income tax purposes. Pursuant to Treasury Regulations, the Internal Revenue Service may deem indebtedness to have been incurred for the purpose of purchasing or carrying shares, even though the borrowed funds may not be directly traceable to the purchase of shares.

  The Fund will determine the portion of any distribution that will qualify as an exempt-interest dividend based on the proportion of its gross income derived from interest on Municipal Obligations over the course of the Fund's taxable year. Therefore, the percentage of any particular distribution designated as an exempt-interest dividend may be substantially different from the percentage of the Fund's gross income derived from interest on Municipal Obligations for the period covered by the distribution.

  Opinions relating to the validity of Municipal Obligations (including New York Municipal Obligations) and to the exclusion of interest thereon from Federal, New York State and New York City gross income are rendered by bond counsel for each issue at the time of issuance. Neither the Trust nor its investment adviser will review the proceedings relating to the issuance of Municipal Obligations or the basis for such opinions.

  The Fund may obtain put rights with respect to certain of its Municipal Obligations. The Internal Revenue Service has issued published and private rulings concerning the treatment of such put transactions for Federal income tax purposes. Since these rulings are ambiguous in certain respects, there can be no assurance that the Fund will be treated as the owner of the Municipal Obligations subject to the puts or that the interest on such obligations received by the Fund will be exempt from Federal income tax (and New York State and City personal income tax in the case of New York Municipal Obligations). If the Fund is not treated as the owner of the Municipal Obligations subject to the puts, distributions of income derived from such obligations will be taxed as ordinary income. The Fund anticipates that, in any event, it will remain qualified to pay exempt-interest dividends with respect to interest derived from other obligations in its portfolio.

                         SHARES OF BENEFICIAL INTEREST

  The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest having a par value of $0.001 per share. The Declaration of Trust authorizes the Trustees to classify or reclassify any unissued shares of beneficial interest. Pursuant to that authority, the Board of Trustees has authorized the issuance of shares in multiple investment portfolios.

  The International Equity Fund offers and the Prospectus relates to two classes of shares - the Institutional and Service Classes of Shares. The Institutional Shares are available to customers of financial institutions or corporations on behalf of their customers or employees, or on behalf of any trust, pension, profit sharing or other benefit plan for such customers or employees. The Service Shares are available to all other investors. Institutional Shares of the Fund are not subject to a sales charge, Rule 12b-1 fee or shareholder servicing
fees.   All other funds currently  offer only one class of shares which may be subject to a sales charge, Rule 12b-1 fees and shareholder servicing charges. All shares of the Trust issued and outstanding are fully paid and non-assessable. The Trust is not required by law to hold annual shareholder meetings and does not intend to hold such meetings; however, the Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested to do so in writing by the holders of not less than 10% of the outstanding shares of the Trust.

  All shares have equal voting rights and will be voted in the aggregate, and not by portfolio, except where voting by portfolio is required by law or where the matter involved affects only one portfolio or class. As used in the Prospectus and in this SAI, the term "majority," when referring to the approvals to be obtained from shareholders in connection with general matters affecting all of the Funds (e.g., election of Trustees and ratification of independent auditors), means the vote of a majority of each Fund's outstanding shares represented at a meeting. The term "majority", when referring to the approvals to be obtained from shareholders in connection with approval of the Advisory Contract or changing the fundamental policies of a Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

  Vacancies on the Board of Trustees are filled by the Board of Trustees if immediately after filling any such vacancy at least two-thirds of the Trustees then holding office have been elected to such office by shareholders at an annual or special meeting. In the event that at any time less than a majority of Trustees holding office were elected by shareholders, the Board of Trustees will cause to be held within 60 days a shareholders' meeting for the purpose of electing trustees to fill any existing vacancies. Trustees are subject to removal with cause by two-thirds of the remaining Trustees or by a vote of a majority of the outstanding shares of the Trust. The Trustees are required to promptly call a shareholders' meeting for voting on the question of removal of any Trustee when requested to do so in writing by not less than 10% of the outstanding shares of the Trust. In connection with the calling of such shareholders' meetings, shareholders will be provided with communication assistance.

  Each share of a Fund represents an equal proportionate interest in the Fund with each other share of such Fund and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of liquidation or dissolution, shares of a Fund are entitled to receive the assets belonging to the Fund which are available for distribution, and of any general assets not belonging to such Fund which are available for distribution.

  Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Funds.

  Under Massachusetts law, it is possible that shareholders of a Massachusetts business trust might, under certain circumstances, be held personally liable for acts or obligations of the Trust. The Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Trust. The Declaration of Trust also provides for indemnification out of the Trust's assets for all loss and expense of any shareholder held personally liable by reason of being or having been a shareholder of the Trust. Thus, the risk that a shareholder of any Fund could incur financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund itself would be unable to meet its obligations.

  At February, 1999 no person owned of record or, to the knowledge of management beneficially owned more than 5% of the outstanding shares of any Fund except as set forth below:

                        Shares Held & Percent of Class


Name and Address of                     Shares Held         Percent of Class

             Holder of Record
     -------------------------------      --------------------------------------
     GROWTH AND INCOME FUND               6,315,394            91.958%
            Marine Midland Bank
            Buffalo, NY 14240

            Total Shares Outstanding      6,867,661

     INTERNATIONAL EQUITY FUND
     Service Class
     Donaldson Lufkin Jenrette                1,618             6.348%
     Jersey City NJ 07303

     Marine Midland Bank, Custodian           4,714            18.492%
     Paul M. Dudney, IRA
     Seven Oaks, Kent, England TN13

     Kathleen M. Hariff                       1,350             5.295%
     Ontario, NY 14519

            Total Shares Outstanding         25,494

     INTERNATIONAL EQUITY FUND            5,129,779            99.991%
     Institutional Class
            Marine Midland Bank
            Buffalo, NY 14240

            Total Shares Outstanding      5,130,216

     FIXED INCOME FUND                    5,364,126            97.215%
            Marine Midland Bank
            Buffalo, NY 14240

            Total Shares Outstanding      5,517,778



Name and Address of
Holder of Record              Shares Held    Percent of Class
----------------              -----------    -----------------
NEW YORK TAX-FREE FUND
  Marine Midland Bank             682,199            21.779%
  Buffalo, NY 14240

  Total Shares Outstanding      3,132,261



  Marine Midland Bank has informed the Trust that it was not the beneficial owner of any of the shares it held of record.


                           CUSTODIAN, TRANSFER AGENT
                           AND FUND ACCOUNTING AGENT

  The Bank of New York has been retained, pursuant to a Custodian Agreement, to act as custodian for each Fund. The Bank of New York's address is 90 Washington Street, New York, New York 10286. Under the Custodian Agreement, the Custodian maintains a custody account or accounts in the name of each Fund; receives and delivers all assets for each such Fund upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions on account of the assets of each such Fund; pays all expenses of each such Fund; receives and pays out cash for purchases and redemptions of shares of each such Fund and pays out cash if requested for dividends on shares of each such Fund; calculates the daily value of the assets of the Fixed Income Fund; determines the daily net asset value per share, net investment income and dividend rate for the Short-Term and Fixed Income Funds; and maintains records for the foregoing services. Under the Custodian Agreement, each such Fund has agreed to pay the Custodian for furnishing custodian services a fee for certain administration and transaction charges and out-of-pocket expenses.

  Rules adopted under the 1940 Act permit investment companies to maintain their securities and cash in the custody of certain eligible foreign banks and depositories. The International Fund's portfolio of non-United States securities are held by sub-custodians which are approved by the Trustees or a foreign custody manager appointed by the Trustees in accordance with these rules. The Board has appointed the Custodian as its foreign custody manager. The determination to place assets with a particular foreign sub-custodian is made pursuant to these rules which require a consideration of a number of factors including, but not limited to, the reliability and financial stability of the sub-custodian; the sub-custodian's practices, procedures and internal controls; and the reputation and standing of the sub-custodian in its national market.

  The Bank of New York received a fee of $20,111 for custody services for the Growth and Income Fund for the year ended December 31, 1998. For the period ended December 31, 1997 the Bank of New York received a fee of $20,738 for custody services for the Growth and Income Fund. For the year ended December 31, 1996, the Bank of New York received fees of $14,270 and $963 from the Growth and Income Fund for custody services. For the year ended December 31, 1998, the New York Fund paid $6,797 in custody fees and the Fixed Income Fund paid $7,098.
For the year ended December 31, 1997 the New York Fund paid $5,586 in custody fees and the Fixed Income Fund paid $9,647.

  For the year ended December 31, 1996 the New York Fund paid $7,893 in custody fees and the Fixed Income Fund paid $13,337 to Marine Midland Bank.

  The Board of Trustees has authorized The Bank of New York in its capacity as custodian of each such Fund to enter into Subcustodian Agreements with banks that qualify under the 1940 Act to act as subcustodians with respect to certain variable rate short-term tax-exempt obligations in each Fund's portfolio.

  BISYS Fund Services, Inc. (the "Transfer Agent") has been retained by the Trust to act as transfer agent and dividend disbursing agent for the Funds. Under the Agency Agreement, BISYS Fund Services, Inc. performs general transfer agency and dividend disbursing services. It maintains an account in the name of each shareholder of record in each Fund reflecting purchases, redemptions, daily dividend accruals and monthly dividend disbursements, processes purchase and redemption requests, issues and redeems shares of each Fund, addresses and mails all communications by each Fund to its shareholders, including financial reports, other reports to shareholders, dividend and distribution notices, tax notices and proxy material for its shareholder meetings, and maintains records for the foregoing services. Under the Agency Agreement, each Fund has agreed to pay BISYS Fund Services, Inc. $25.00 per account and subaccount (whether maintained by the Adviser or a correspondent bank) per annum. In addition, the Funds have agreed to pay BISYS Fund Services, Inc. certain transaction charges, wire charges and out-of-pocket expenses incurred by BISYS Fund Services, Inc.

  In addition, BISYS Fund Services, Inc. provides certain fund accounting services to the Funds pursuant to a Fund Accounting Agreement. Under such agreement, BISYS Fund Services, Inc. maintains the accounting books and records for each Fund, maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Fund, including calculation of the net asset value per share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with the Fund's custodian, affirmation to the Fund's custodian of all portfolio trades and cash settlements, verification and reconciliation with the Fund's custodian of all daily trade activity. BISYS' fees for providing such services to the Funds currently are paid under the Management and Administration Agreement.



                             INDEPENDENT AUDITORS

  Ernst & Young LLP serves as the independent auditors for the Funds. Ernst & Young LLP provides audit services, tax return preparation and assistance and consultation in connection with Securities and Exchange Commission filings. Ernst & Young LLP's address is 787 Seventh Avenue, New York, New York 10019.


                                    COUNSEL

  Paul, Weiss, Rifkind, Wharton & Garrison serves as counsel for the Trust and from time to time provides advice to the Advisers.


                             FINANCIAL STATEMENTS

  The financial statements appearing in the most current fiscal year Annual Report to shareholders and the report thereon of the independent auditors appearing therein, namely Ernst & Young LLP, are incorporated by reference in this Statement of Additional Information and are included in reliance upon such report and on the authority of such firm as experts in auditing and accounting. The Annual Reports to shareholders which contains the referenced statements, are available upon request and without charge.

Part B                                             Statement of
------
                                                   Additional
                                                   Information
                                                   -----------
                                                   Caption
                                                   -----------
Item 10.    Cover Page.....................        Cover Page

Item 11.    Table of Contents..............        Table of Contents

Item 12.    Fund History...................        Not Applicable

Item 13.    Description of the Fund and its
            Investment Risks...............        Investment Policies;
                                                   Investment Restrictions

Item 14.    Management of the Fund.........        Management

Item 15.    Control Persons and
              Principal Holders of
              Securities...................        Management; Shares of
                                                   Beneficial Interest

Item 16.    Investment Advisory and
              Other Services...............        Management; Custodian,
                                                   Transfer Agent and
                                                   Dividend Disbursing Agent;
                                                   Independent Auditors

Item 17.    Brokerage Allocation...........        Portfolio Transactions

Item 18.    Capital Stock and Other
              Securities...................        Shares of Beneficial
                                                   Interest
Item 19.    Purchase, Redemption and
              Pricing of Securities
              Being Offered................        Purchasing and Adding to Your
                                                   Shares (Part A);
                                                   Redemptions; Selling Your
                                                   Shares (Part A);
                                                   Determination of Net Asset
                                                   Value; Exchange Privilege

Item 20.    Tax Status.....................        Federal Income Taxes (Parts
                                                   A and B); Special Tax
                                                   Considerations for New York
                                                   Tax-Free Money Market Fund

Item 21.    Underwriters...................        Management

Item 22.    Calculation of Performance
              Data.........................        Calculation of Yields and
                                                   Performance Information

Item 23.    Financial Statements...........        Financial Statements

Part C
------

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

                          PART C.  OTHER INFORMATION

Item 23.    Exhibits:

        Exhibit
        Number           Description
        ------           -----------

       ++(a)        --   Amended and Restated Declaration of Trust.

        *(b)        --   By-Laws of Registrant.

       +(d1)        --   Advisory Contract between Registrant and HSBC Asset
                         Management Americas, Inc.

      ++(h1)        --   Management and Administrative Agreement between
                         Registrant and BISYS Fund Services.

     ***(d2)        --   Form of Advisory Contract between Mariner U.S.
                         Government Securities Fund and Marine Midland Bank,
                         N.A.

      ++(h2)        --   Accounting Services Agreement between Registrant and
                         BISYS Fund Services

      ++(h3)        --   Co-Administration Services Contract between HSBC Asset
                         Management Americas Inc. and Registrant dated July 1,
                         1994.

      ++(d3)        --   Sub-Advisory Contract between HSBC Asset Management
                         Americas Inc. and HSBC Asset Management Europe Ltd.
                         with respect to the Mariner International Equity Fund dated April 25, 1995.

      ++(d4)        --   Sub-Advisory Contract between HSBC Asset Management
                         Americas Inc. and HSBC Asset Management Australia
                         Limited with respect to the Mariner International
                         Equity Fund dated April 25, 1995.

      ++(d5)        --   Sub-Advisory Contract between HSBC Asset Management
                         Americas Inc. and HSBC Asset Management Japan (KK) with respect to the Mariner International Equity Fund dated
                         April 25, 1995.

      ++(d6)        --   Sub-Advisory Contract between HSBC Asset Management
                         Americas Inc. and HSBC Asset Management Hong Kong Ltd.
                         with respect to the Mariner International Equity Fund dated April 25, 1995.


(c) not applicable

      ++(d7)        --   Sub-Advisory Contract between HSBC Asset Management
                         Americas Inc. and Investment Concepts, Inc. with respect to the Mariner Small Cap Fund dated September
                         22, 1992.

   +++++(d8)        --   Sub-Advisory Contract between HSBC Asset Management
                         Americas Inc. and Delaware International Advisers Ltd with respect to International Fund.

       ++(e)        --   Distribution Agreement between Registrant and BISYS
                         Fund Services.

      ++(g1)        --   Custodian Agreement between Registrant and The Bank of
                         New York.

      ++(g2)        --   Custodian Agreement between Registrant and State Street
                         Bank and Trust Company.

      ++(h4)        --   Transfer Agency Agreement between Registrant and BISYS
                         Fund Services

      **(h5)        --   Agreement concerning the name "Mariner"

      **(h6)        --   Shareholder Servicing Agreement between the Registrant
                         and HSBC Asset Management Americas Inc. dated November
                         1, 1994.

      **(h7)        --   Form of Shareholder Servicer Assistant Agreement
                         between the Registrant and HSBC Asset Management
                         Americas Inc.

      ++(h8)        --   Service Organization Agreement between Registrant and
                         Bank of Oklahoma, dated October 25, 1994

      ++(h9)        --   Fund Accounting Agreement between Registrant and BISYS
                         Fund Services

     ++(h10)        --   Fund Accounting Agreement between Registrant and State
                         Street Bank and Trust on behalf of the International
                         Equity Fund.

    +++++(i)        --   Consent of Paul, Weiss, Rifkind, Wharton & Garrison,
                         counsel to Registrant.

    +++++(j)        --   Consent of Ernst & Young LLP, independent auditors.

           K        --   Not applicable

        *(L)        --   Subscription Agreement.

      ++(m1)        --   Rule l2b-l Distribution Plan

       +(m2)        --   Rule 12b-1 Shareholder Servicing Agreement between
                         Registrant and BISYS Fund Services, Inc.

       +(m3)        --   Distributor's Selected Dealer Agreement.

    +++++(n)        --   Financial Data Schedules

-----------------------

*      Filed with Trust's Registration Statement dated March 2, 1990.
** Filed with Post-Effective Amendments No. 1 and 3 to the Trust's Registration Statement on March 4, 1991 and January 23, 1992, respectively.
*** Filed with Post-Effective Amendment No. 9 to the Trust's Registration Statement on July 12, 1993.
**** Filed with Post-Effective Amendment No. 13 to the Trust's Registration Statement on November 7, 1994.
***** Filed with Post-Effective Amendment No. 4 to the Trust's Registration Statement on May 1, 1992.
+ Filed with Post-Effective Amendment No. 6 to the Trust's Registration Statement on November 6, 1992.
++ Filed with Post-Effective Amendment No. 17 to the Trust's Registration Statement on April 18, 1996.
+++ Filed with Post-Effective Amendment No. 18 to the Trust's Registration Statement on April 29, 1997.
++++ Filed with Post-Effective Amendment No. 19 to the Trust's Registration Statement on April 30, 1998.
+++++  To be filed by Post-Effective Amendment


Item 24.  Persons Controlled by or under Common Control with Registrant.
          -------------------------------------------------------------

             None.

Item 25.  Indemnification.
          ----------------

          Reference is made to Article IV of Registrants By-Laws and paragraphs 9 and 10 of the Distribution Contract.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

          The Registrant has in force a National Union Fire Insurance Company Directors and Officers Liability Policy which covers all present and future directors and officers of Registrant against loss arising from any civil claim or claims by reason of "any breach of duty, neglect, error, misstatement, misleading statement, omission or act done or wrongfully attempted" while acting as trustees or officers of the Registrant. The period of insurance under the present policy is for the one-year period ending August 1, 1999. The policy covers 100% of the excess of $100,000 up to an annual aggregate limit of $10,000,000 of any losses including legal and other expenses in connection with any claim.

Item 26.  Business and Other Connections
          of Investment Adviser
          -------------------------------------

          HSBC Asset Management Americas Inc. also serves as the investment adviser to HSBC Funds Trust.

Item 27.  Principal Underwriter
          ---------------------

          (a) BISYS Fund Services is Sponsor and Distributor for HSBC Funds Trust and HSBC Mutual Funds Trust ("HSBC Trusts"). BISYS also acts as Distributor to a number of other registered investment companies not affiliated with HSBC Trusts.

          (b)  Officers and Directors

                       Name and           Positions and      Positions and
                  Principal Business       Offices with       Offices with
                        Address             Registrant        Underwriter
          ---------------------------     --------------   ---------------------

          BISYS Fund Service, Inc.             None         Sole General Partner
          3435 Stelzer Road
          Columbus, OH 43219

          WC Subsidiary Corporation            None         Sole Limited Partner
          150 Clove Road
          Little Falls, New Jersey 07424

          (c)  Not applicable.

Item 28.  Location of Accounts and Records
          --------------------------------

          All accounts, books and other documents required to be maintained by
          Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of:

          (1) Records relating to management and advisory functions:

                       HSBC Asset Management Americas Inc.
                       250 Park Avenue
                       New York, NY 10177

                       Delaware International Advisers Ltd
                       One Commerce Square
                       Philadelphia, PA 19103
                       (International Equity Fund Only)

          (2) Records relating to administration and distribution functions:
                       BISYS Fund Services
                       3435 Stelzer Road
                       Columbus, OH 43219

          (3) Records relating to fund accounting and transfer agency functions:
                       BISYS Fund Services
                       3435 Stelzer Road
                       Columbus, OH 43219

          (4) Records relating to custodial functions:
                       Bank of New York
                       90 Washington Street
                       New York, NY 10286


Item 29.  Management Services
          -------------------

          Not applicable.

Item 30.  Undertakings
          ------------

          (a) Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the removal of a Trustee if requested to do so by the holders of at least 10% of the Registrant's outstanding shares.

          (b) Registrant undertakes to provide the support to shareholders specified in Section 16(c) of the 1940 Act as though that Section applied to the Registrant.

          (c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to Shareholders upon request without charge.

                                  SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 20 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, on February 26, 1999.

                            HSBC MUTUAL FUNDS TRUST
                                 (Registrant)


                                       By: /s/
                                          ------------------------------------
                                       Walter Grimm, President

  Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                    Title                            Date
---------                    -----                            ----


/s/ Walter Grimm             President                        February 26, 1999
--------------------------
Walter Grimm



/s/ Anthony Fisher           Vice President                   February 26, 1999
--------------------------
Anthony Fisher



  *  WOLFE J. FRANKL         Trustee                          February 26, 1999
--------------------------
Wolfe J. Frankl


  *  HARALD PAUMGARTEN       Trustee                          February 26, 1999
--------------------------
Harald Paumgarten


  *  JOHN P. PFANN           Trustee                          February 26, 1999
--------------------------
John P. Pfann

  *  ROBERT A. ROBINSON      Trustee                          February 26, 1999
--------------------------
Robert A. Robinson

* Pursuant to Power of Attorney filed with Post-Effective Amendment No. 18 to Registration Statement Nos. 33-33734 and 811-6057.